As filed with the Securities and Exchange Commission on April 7, 2006
                                            1933 Act Registration No. 333-40937
                                            1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 21 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 80 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

                Lincoln ChoicePlus, Lincoln ChoicePlus II, and
                     Lincoln ChoicePlus Assurance (B Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485 / / on _______________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N
                               Lincoln ChoicePlus

                       Supplement dated April 7, 2006
                       to the Prospectus dated May 1, 2005
               as supplemented October 20, 2005, and October 27, 2005

Please keep this Supplement with your current Lincoln ChoicePlus Variable Annuity Prospectus and retain it for reference. This Supplement provides for the following:
o i4LIFE(R) Advantage (hereinafter referred to as "i4LIFE") to update and replace the i4LIFE section and disclosure in your prospectus;
o 4LATERSM Advantage (hereinafter referred to as "4LATER") which provides a Guaranteed Income Benefit in the future
o i4LIFE Guaranteed Income Benefit to update and replace this section in your prospectus and add a new feature, the automatic 3-year step-up; and
o Investment Requirements applicable to certain features of variable annuity contracts.

Note: If you elect 4LATER, the Lincoln SmartSecuritySM Advantage or i4LIFE Guaranteed Income Benefit after April 10, 2006, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. Please see the section titled Investment Requirements in Section IV of this Supplement for specific details.

i4LIFE is a payout option for your annuity that provides variable, regular income payments for your life. You elect i4LIFE when you are ready to begin receiving income payments. Information about i4LIFE is set forth in Section I of this Supplement. The amount of your regular income payment is based on the Account Value on the periodic income commencement date and other factors set forth in the Section I. Currently an optional Guaranteed Income Benefit is available for purchase when you elect i4LIFE. This i4LIFE Guaranteed Income Benefit provides a minimum payout floor for your regular income payments. This calculation, which is based on the contract value when you elect i4LIFE, is described in Section III of this Supplement. However, there is no guarantee that this Guaranteed Income Benefit will be available for purchase in the future.

If you plan to elect i4LIFE in the future, and are interested in a minimum payout floor through a Guaranteed Income Benefit, you may want to consider purchasing 4LATER currently. 4LATER , discussed in Section II, is a way to guarantee today a minimum payout floor in the future for the i4LIFE regular income payments. 4LATER provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity (adjusted for withdrawals). Then, when i4LIFE is elected, 4LATER provides a Guaranteed Income Benefit that is based on the greater of the Income Base or the contract value at the time i4LIFE is elected. As mentioned above, if you wait to elect the i4LIFE Guaranteed Income Benefit at the time i4LIFE begins, your minimum payout floor will be based on the contract value at the time of the election.

NOTE: You must elect i4LIFE in the future to receive a benefit from the 4LATER Rider. 4LATER must be in effect at least one year before you elect i4LIFE.


Expense Table


The following table describes the fees and expenses that you will pay periodically during the time that you own the contract and replaces this particular table in your prospectus. Refer to your prospectus for fees and expenses that apply when you purchase or surrender your contract or that apply to the underlying funds are included in your prospectus.

Accumulation Phase (Prior to the Periodic Income Commencement Date):

Annual Account Fee:  $35*

Separate Account Annual Expenses (as a daily percentage of average account value):

                                                                 With Enhanced
                                            With Estate          Guaranteed Minimum
                                            Enhancement Benefit  death benefit
                                            Rider (EEB)             (EGMDB)
                                        ----------------------   --------------------
         o   Mortality and expense
             risk charge                       1.45%                  1.25%
         o   Administrative charge             0.15%                  0.15%
                                               -----                  -----
         o   Total annual charge               1.60%                  1.40%

         *The annual account fee will be waived if your contract value is $100,000 or more at the end of any particular year. This account fee may be less in some states and will be waived after the fifteenth contract year.

Optional Rider Charges:



          Lincoln SmartSecuritySM Advantage:
                                                            Lincoln SmartSecuritySM          Lincoln SmartSecuritySM
                                                          Advantage - 5 year Elective     Advantage - 1 Year Automatic
                                                                 Step-Up option                  Step-Up option
          o    Guaranteed maximum annual
               percentage charge*                                    0.95%                            1.50%
          o    Current annual percentage charge*                     0.45%                            0.65%

         *The annual percentage charge is calculated based on the Guaranteed Amount (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, step-ups and withdrawals. This charge is deducted from contract value on a quarterly basis. See Charges and other deductions - Rider charges in the prospectus for further information.


         4LATERSM Advantage:

          o  Guaranteed maximum annual percentage charge*                 1.50%
          o  Current annual percentage charge*                            0.50%

         *The annual percentage for the 4LATERSM Advantage charge is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATER charge is deducted from the subaccounts on a quarterly basis.


The following contract charges apply only when your contract is in the annuity payout phase. Either the 4LATER Guaranteed Income Benefit or the i4LIFE Guaranteed Income Benefit charge, if elected, is added to the i4LIFE charge and the total is deducted from your average account value.

i4LIFE Payout Phase (On and After the Periodic Income Commencement Date):

         i4LIFE(R) Advantage (as a daily percentage of average account value):

                                                       Enhanced Guaranteed
                                                      Minimum death benefit     Account Value
                                                             (EGMDB)            death benefit
          o        Annual charge*                             1.85%                1.65%

         *For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges for i4LIFE(R) Advantage are as follows: EGMDB 1.90%; Guarantee of Principal 1.75%; Account Value 1.70%.

Optional Rider Charges:

         4LATERSM Advantage Guaranteed Income Benefit (as a daily percentage of average account value):

          o  Guaranteed maximum annual percentage charge                  1.50%
          o  Current annual percentage charge                             0.50%


         i4LIFE(R) Guaranteed Income Benefit (as a daily percentage of average account value):

          o  Guaranteed maximum annual percentage charge                  1.50%
          o  Current annual percentage charge                             0.50%

For example, if you purchase the i4LIFE EGMDB for 1.85% with the 4LATER Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.35%.

Section I.   i4LIFE
The following discussion updates and replaces the entire i4LIFE(R) Advantage section currently in your prospectus. (The discussion of the Accumulated Benefit Enhancement death benefit option is omitted because it is no longer available. Existing contractowners who have this benefit may refer to the prospectus.) i4LIFE is an optional, annuity payout rider you may elect and is separate and distinct from other annuity payout options offered under your contract and described in your prospectus.

A. What is i4LIFE?
         1. Definition of i4LIFE. i4LIFE is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. I4LIFE is different from other annuity payout options provided by Lincoln because with i4LIFE, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE payout phase) computed daily on the average account value. (See Section I.A.2 below for more information about the charges.)

i4LIFE is available for contracts with a contract value of at least
$50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER, you must wait at least one year before you can purchase i4LIFE. When you elect i4LIFE, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments (see Sections I.A.5 and I.A.6 below). The annuitant may not be changed after i4LIFE is elected (See i4LIFE Death Benefits in Section I.B. regarding the impact of a change to the annuitant prior to the i4LIFE election.).

i4LIFE for IRA annuity contracts is only available if the annuitant is age
59 1/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the Internal Revenue Code provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER Guaranteed Income Benefit or i4LIFE Guaranteed Income Benefit has been elected (see Sections II and III below). A joint payout with a secondary life is not currently available with IRAs if either the 4LATER Guaranteed Income Benefit or i4LIFE Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE becomes effective for a non-qualified annuity contract.

If i4LIFE is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your prospectus for Transfers on or before the annuity commencement date. However, once i4LIFE begins, any automatic withdrawal service will terminate. See The contracts in your prospectus.
When you elect i4LIFE you must select a death benefit option. Once i4LIFE begins, any prior death benefit election will terminate and the i4LIFE death benefit will be in effect. Existing contractowners who elect i4LIFE must choose a death benefit of equal or lesser value than the death benefit option in effect during the accumulation phase. You cannot choose a greater death benefit option with i4LIFE. The i4LIFE death benefits are discussed in Section I.B. below.

        2. i4LIFE Charges. The annual rate of the i4LIFE charge is: 1.65% for the i4LIFE Account Value death benefit and 1.85% for the i4LIFE Advantage EGMDB which is available only with non-qualified annuity contracts. The charge is computed daily as a percentage of average account value. If i4LIFE is elected at issue of the contract, i4LIFE and the charge will begin on the contract's effective date. Otherwise, i4LIFE and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. Refer to the Charges and other deductions section of your prospectus for more information about the purpose of these charges.

         3. Access Period. At the time you elect i4LIFE, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract or make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit.

        We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. We may reduce or terminate the Access Period for IRA i4LIFE contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE without a Guaranteed Income Benefit. See the discussion in Sections II and III.

         4. Account Value. The initial Account Value is the contract value on the valuation date i4LIFE is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.
         5. Regular income payments during the Access Period. i4LIFE provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE.

If you do not choose a payment frequency, the default is a monthly frequency.
In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges or applicable interest adjustments. For information regarding income tax consequences of regular income payments, please refer to Federal tax matters in your prospectus.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:

o the age and sex of the annuitant and secondary life, if applicable;
o the length of the Access Period selected;
o the frequency of the regular income payments;
o the assumed investment return you selected; and
o the 1983 'a' Individual Annuity Mortality table, modified.

The annuity factor used to determine the regular income payments reflected the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

Subsequent regular income payments during the Access Period are determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. The Account Value will vary with the performance of the subaccounts selected and the interest credited on the fixed account.
The assumed investment return is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate (unless the levelized option is selected). If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%. If a higher assumed investment return is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

If the annuitant (and secondary life if applicable) dies during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. As an alternative, a death benefit may be paid.

         6. Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

o the age and sex of the annuitant and secondary life (if living);
o the frequency of the regular income payments;
o the assumed investment return you selected; and
o the 1983 'a' Individual Annuity Mortality table, modified.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable.

B. i4LIFE Death Benefits
         1. i4LIFE Account Value Death Benefit. The i4LIFE Account Value death benefit is available for both qualified and non-qualified annuity contracts during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.
         2. i4LIFE EGMDB. The i4LIFE EGMDB is available only for non-qualified annuities during the Access Period. This benefit is the greatest of:
o the Account Value as of the valuation date on which we approve the payment of the claim; or
o the sum of all purchase payments, less the sum of regular income payments and other withdrawals, if any. Regular income payments, including withdrawals to provide the Guaranteed Income Benefits described in Sections II and III, and other withdrawals, if any, reduce the death benefit on a dollar for dollar basis.

     References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE. ; or

o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on a dollar for dollar basis.

If your contract was in effect prior to purchasing i4LIFE, we will look at the contract value before i4LIFE and the Account Value after the i4LIFE election to determine the highest anniversary value.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE EGMDB may elect to change to the i4LIFE Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE charge at that time. Once the change is effective, you may not elect to return to the i4LIFE EGMDB.

         3. General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the ontract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, no death benefit is paid.

If you are the owner of an IRA annuity contract, and you die during the Access Period, the i4LIFE(R) Advantage will terminate. A spouse beneficiary may start a new i4LIFE(R) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters in the prospectus.

Upon notification to Lincoln Life of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

C.   General i4LIFE Provisions
         1. Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced in the same proportion as the withdrawal reduces the Account Value. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:

o   i4LIFE Regular Income payment before Withdrawal        $1,200
o   Guaranteed Income Benefit before Withdrawal              $750
o   Account Value at time of Additional Withdrawal       $150,000
o   Additional Withdrawal                                 $15,000 (a 10% withdrawal)
    Reduction in i4LIFE Regular Income payment for Withdrawal = $1,200 X 10% = $120
         i4LIFE Regular Income payment after Withdrawal = $1,200 - $120 = $1,080
    Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = 75
         Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

         2. Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The interest adjustment may apply.

         3. Termination. For IRA annuity contracts, you may terminate i4LIFE prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE death benefit will terminate and you will receive the EGMDB death benefit option. Upon termination, we will stop assessing the charge for i4LIFE and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE.

For non-qualified contracts, you may not terminate i4LIFE once you have elected it.

Section II.   4LATER

4LATER provides protection against market loss for your i4LIFE regular income payments. 4LATER includes the calculation of an Income Base (described below), prior to the time regular income payments begin, which is then used to establish a minimum payout floor for the regular income payments The minimum payout floor called the 4LATER Guaranteed Income Benefit ensures that once you elect i4LIFE, you will always receive a payout amount at least equal to the Guaranteed Income Benefit, regardless of market performance.

A.   4LATER Prior to i4LIFE

The following discussion covers the operation of 4LATER during the accumulation phase of your annuity. This is prior to the time i4LIFE regular income payments begin.

         1. Income Base. The Income Base is a value established when you purchase 4LATER and will only be used to calculate the 4LATER Guaranteed Income Benefit at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER at the time you purchase the contract, the Income Base initially equals the gross purchase payments. If you elect 4LATER after we issue the contract, the Income Base will initially equal the contract value on the 4LATER Rider Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation period, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the initial Waiting Period, you may elect to reset your Income Base to the current contract value. You may elect this reset on your own or you may choose to have Lincoln automatically reset the Income Base for you at the end of each Waiting Period. These Reset options are discussed in Section II. A. 5. Then, when you are ready to elect i4LIFE and establish the 4LATER Guaranteed Income Benefit, the Income Base is used in the 4LATER Guaranteed Income Benefit calculation.

         2. Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER Rider Effective Date, or on the date of any reset of the Income Base to the contract value. See Section II.A.5 below. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for additional purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

         3. Future Income Base. 4LATER provides a 15% automatic enhancement to the Income Base after a 3- year Waiting Period. This enhancement will continue every 3 years until i4LIFE is elected, you terminate 4LATER or you reach the Maximum Income Base (see Section II.A.4 below). During the Waiting Period the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3 year Waiting Period is satisfied, the Income Base is increased to the value of the Future Income Base. The 4LATER charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER Rider Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment.


Example:  Initial Purchase Payment                              $100,000
          Purchase Payment 60 days later                        $ 10,000
          Income Base                                           $110,000
          Future Income Base (during the 1st Waiting Period)    $126,500
                        ($110,000 x 115%)
          Income Base (after 1st Waiting Period)                $126,500
          New Future Income Base (during 2nd Waiting Period)    $145,475
                        ($126,500 x 115%)

Any purchase payments made after the 4LATER Rider Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example: Income Base                                            $100,000
         Purchase Payment in Year 2                             $ 10,000
                                                                ---------
         New Income Base                                        $110,000
         Future Income Base (during 1st Waiting Period-Year 2   $125,500
     ($100,000 x 115%) + ($10,000 x 100%)+ (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                 $125,500
         New Future Income Base (during 2nd Waiting Period)     $144,325
                        ($125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

         4. Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER Rider Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000.

After a Reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

 Example:
         Income Base                                         $100,000           Maximum Income Base         $200,000
         Purchase Payment in Year 2                          $ 10,000           Increase to Maximum         $ 20,000
                                                                                  Income Base
         New Income Base                                     $110,000           New Maximum                 $220,000
                                                                                  Income Base
         Future Income Base after Purchase Payment           $125,500           Maximum Income Base         $220,000

         Income Base (after 1st Waiting Period)              $125,500
         Future Income Base (during 2nd Waiting Period)      $144,325           Maximum Income Base         $220,000

         Contract Value in Year 4                            $112,000
         Withdrawal of 10%                                   $ 11,200

         After Withdrawal (10% adjustment)
         Contract Value                                      $100,800
         Income Base                                         $112,950
         Future Income Base                                  $129,892           Maximum Income Base         $198,000

        5. Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER Rider Effective Date or (b) any prior Reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant(s) must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like Lincoln to administer this reset election for you. If you want Lincoln to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income
Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead.You may wish to reverse this election if you are not interested in the increased charge. . If the contract value is less than the Income Base on any reset date, Lincoln will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us. (See above for the impact of a reset on the Future Income Base.)

We reserve the right to restrict the effective date of Resets to Benefit Year anniversaries. We will notify you if this restriction is imposed. The Benefit Year is the 12-month period starting with the 4LATER Rider Effective Date and starting with each anniversary of the 4LATER Rider Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

B.   4LATER Advantage Guaranteed Income Benefit

When you are ready to elect i4LIFE regular income payments, the greater of the Income Base accumulated under the 4LATER or the contract value will be used to calculate the 4LATER Guaranteed Income Benefit. The 4LATER Guaranteed Income Benefit is a minimum payout floor for your i4LIFE regular income payments. The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER Rider. If the contract value is used to establish the 4LATER Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE regular income payment.

If the amount of your i4LIFE regular income payment (which is based on your i4LIFE Account Value) has fallen below the 4LATER Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE regular income payment. If your regular income payment is less than the 4LATER Guaranteed Income Benefit, we will reduce your i4LIFE Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE Account Value:

4LATER Guaranteed Income Benefit $    5,692                  i4LIFE regular income payment       $    5,280

         i4LIFE Account Value before payment                    $80,000
         Regular Income Payment                             -  $  5,280
         Additional payment for 4LATER Guaranteed
                    Income Benefit                          -  $    412
-------------------------------------------------------------------------
         i4LIFE Account Value after payment                     $74,308

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER Guaranteed Income Benefit. When your Account Value reaches zero, your i4LIFE Access Period will end and the i4LIFE Lifetime Income Period will begin.
Section I A.3 describes the Access Period and Section I A.6 describes the Lifetime Income Period. Additional amounts withdrawn from the Account Value to provide the 4LATER Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See
Section I B. regarding the i4LIFE death benefits. After the Access Period ends, we will continue to pay the 4LATER Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living (i.e., the i4LIFE Lifetime Income Period).

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER Guaranteed Income Benefit, the 4LATER Guaranteed Income Benefit will never come into effect.

The 4LATER Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER Guaranteed Income Benefit will become the current charge up to the Guaranteed Maximum charge. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).

Under 4LATER, additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE Regular Income Payments. At the time you elect i4LIFE, you also select the Access Period. (Additional information is contained in Section I.A.3 of this Supplement.) Generally, shorter Access Periods will produce a higher initial i4LIFE regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER Guaranteed Income Benefit is the longer of 20 years or the difference between your current age (nearest birthday) and age 90. (Note: i4LIFE can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER Rider will terminate. Terminations are discussed in Section II.D.3.

When you make your 4LATER Guaranteed Income Benefit and i4LIFE elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE regular income payments. Once you have elected 4LATER, the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:
         Assume:
         i4LIFE remaining Access Period = 10 years
         Current i4LIFE regular income payment = $6375
         Current 4LATER Guaranteed Income Benefit = $5692

         Extend Access Period 5 years
         i4LIFE regular income payment after extension = $5355
         Reduction in i4LIFE regular income payment = $5355 / $6375 = 84% Reduction in 4LATER Guaranteed Income Benefit = $5692 x 84% = $4781

C.   4LATER Charge

Prior to the periodic income commencement date (the valuation date the initial regular income payment under i4LIFE is determined), the annual 4LATER charge is currently 0.50% of the Income Base. The Income Base, as described above, is a value that will be used to calculate the 4LATER Guaranteed Income Benefit. An amount equal to the quarterly 4LATER Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER Rider Effective Date or the most recent contractowner elected reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic increases at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER in the future, the percentage charge will be the charge in effect at the time you elect 4LATER.

If you elect to reset the Income Base, a pro-rata deduction of the 4LATER Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER Rider charge will be deducted upon termination of the 4LATER Rider for any reason other than death.

On the periodic income commencement date, a pro-rata deduction of the 4LATER Rider charge will be made to cover the cost of 4LATER since the previous deduction. On and after the periodic income commencement date, the 4LATER Rider charge will be added to the i4LIFE charge (as set forth in the Expense Table and in Section I.A.2) as a daily percentage of average account value. This is a change to the calculation of the 4LATER charge because after the periodic income commencement date, when the 4LATER Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER Guaranteed Income Benefit (described above) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER Guaranteed Income Benefit is terminated, the 4LATER Rider annual charge will also terminate. See Terminations in D. 3 below.

D. General Provisions of 4LATER

         1. Eligibility. To purchase 4LATER, all contractowners and the annuitant must be age 80 or younger. Contractowners of qualified contracts should be younger than age 77 to receive the full benefit of 4LATER, since i4LIFE must be elected by age 80. If you plan to elect i4LIFE within three years of the issue date of 4LATER, you will not receive the benefit of the Future Income Base.

         2. 4LATER Advantage Rider Effective Date. If 4LATER is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER is elected after the contract is issued (by sending a written request to our home office), then it will be effective on the next valuation date following approval by us.

         3. Termination. After the later of the third anniversary of the 4LATER Rider Effective Date or the most recent Reset, the 4LATER Rider may be terminated upon written notice to Lincoln Life from the contractowner. Prior to the periodic income commencement date, 4LATER will automatically terminate upon any of the following events:
o  termination of the contract to which this 4LATER Rider is attached;
o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner).

After the periodic income commencement date, the 4LATER Rider will terminate due to any of the following events:
o the death of the annuitant (or for non-qualified contracts, the later of the death of the annuitant or secondary life if a joint payout was elected); or
o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER Rider Guaranteed Income Benefit and not the i4LIFE election, unless otherwise specified.

If you terminate 4LATER prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER or purchase the Lincoln SmartSecuritySM Advantage. If you terminate the 4LATER Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE Guaranteed Income Benefit, if available, after one year. The i4LIFE Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

       4. Availability. The availability of 4LATER will depend upon your state's approval of the 4LATER Rider.You cannot elect 4LATER after an annuity payout option has been elected, including i4LIFE or Income4Life(R) Solution and it cannot be elected on contracts that currently have Lincoln SmartSecuritySM Advantage. 4LATER will be available to current contractowners on or after June 7, 2006.

After June 7, 2006, current contractowners who wish to drop the Lincoln SmartSecuritySM Advantage and move to 4LATER may do so until December 31, 2006 (or 90 days after approval in your state if later). Factors to consider when deciding which Rider is appropriate are: 1) whether you are interested in current income versus i4LIFE guaranteed regular income payments at a later date;
2) whether you are interested in the 15% automatic increase to the Income Base after each Waiting Period; 3) whether you want more flexibility in structuring your income provided by i4LIFE; or 4) if your contract will be subject to Investment Requirements (see Section IV below). You may want to discuss this with your registered representative before making a decision.

Contractowners who drop Lincoln SmartSecuritySM Advantage and elect 4LATER will not carry their Lincoln SmartSecuritySM Advantage Guaranteed Amount over into the new 4LATER. The 4LATER Income Base will be established based on the contractowner's contract value on the effective date of 4LATER. After December 31, 2006, contractowners who drop Lincoln SmartSecuritySM Advantage will have to wait one year before they can elect 4LATER. Refer to your prospectus for a discussion of Lincoln SmartSecuritySM Advantage.

Section III.   Guaranteed Income Benefit with i4LIFE(R) Advantage
The following discussion replaces the entire section titled Guaranteed Income Benefit in your prospectus.

For those who did not elect 4LATER, there currently is a Guaranteed Income Benefit available for purchase which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract.

This i4LIFE Guaranteed Income Benefit is different from the 4LATER Guaranteed Income Benefit previously discussed because if you elect 4LATER currently, you will be guaranteed the availability of a minimum payout floor in the future. There is no guarantee that the i4LIFE Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. In addition, the 4LATER Guaranteed Income Benefit has a guaranteed value, the Income Base, which can be used as an alternative to the contract value, if higher, to establish the Guaranteed Income Benefit floor. This Income Base is not available with the i4LIFE Guaranteed Income Benefit.

You may purchase the i4LIFE Guaranteed Income Benefit, if available, when you elect i4LIFE or anytime thereafter during the Access Period. The i4LIFE Guaranteed Income Benefit is initially equal to 75% of the regular income payment in effect at the time the Guaranteed Income Benefit is elected. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract.

If the amount of your i4LIFE regular income payment (which is based on your i4LIFE Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See
Section I.B. regarding the i4LIFE death benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living.

If you purchase the i4LIFE Guaranteed Income Benefit on or after April 10, 2006 (or later depending on state approval), an automatic step-up feature will be included for no additional charge. The automatic step-up feature works as follows: After the periodic income commencement date, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer this election for you. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election. At the time of a reset of the 15 year period, the charge for the Guaranteed Income Benefit may increase subject to the guaranteed maximum charge.

The i4LIFE Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Refer to the Example in Section I C.1 to see the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit.

Impacts to i4LIFE Regular Income Payments. When you select the i4LIFE Guaranteed Income Benefit, certain restrictions will apply to your contract:
o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
o The minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90. (The minimum Access Period is 15 years if the Guaranteed Income Benefit was elected prior to April 10, 2006.)

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE Guaranteed Income Benefit will also be reduced. The i4LIFE Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE Guaranteed Income Benefit will terminate. Refer to the Example at the end of Section II B to see the impact of extending the Access Period on regular income payments and a Guaranteed Income Benefit.

Contractowners who currently have the prior version of the i4LIFE Guaranteed Income Benefit have the opportunity to substitute this new increasing version of the i4LIFE Guaranteed Income Benefit until December 31, 2006 (or 90 days after approval in your state if later). Contractowners who change to the increasing i4LIFE Guaranteed Income Benefit may have to extend the Access Period, which will result in lower regular income payments and a lower Guaranteed Income Benefit. In addition, if the Account Value is less than when the original i4LIFE Guaranteed Income Benefit was elected, the new Guaranteed Income Benefit may be lower. Contractowners will also be subject to the Investment Requirements described in Section IV below.

The i4LIFE Guaranteed Income Benefit will terminate due to any of the following events:
o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected on a nonqualified contract); or
o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
o  upon written notice to us.

A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE Guaranteed Income Benefit and not the i4LIFE election, unless otherwise specified.

If you terminate the i4LIFE Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE regular income payments will be recalculated. The i4LIFE Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Section IV.   Investment Requirements

The following discussion outlines requirements that are applicable for certain features of your variable annuity contract.

Contractowners who have elected 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. If you do not elect any of these benefits, the investment requirements will not apply to your contract. Effective date: These Investment Requirements (if this language has been approved by your state) will be included in contracts issued after April 10, 2006 if 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit is purchased. These Investment Requirements do not apply to contractowners who purchased their Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit riders prior to April 10, 2006.

We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subacccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes Account Value if i4LIFE is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):

o AIM VI International Growth Fund
o Alliance Bernstein Small/Mid Cap Value Portfolio
o Alliance Bernstein Global Technology Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund
o Delaware VIP Emerging Markets Series
o Delaware VIP International Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity VIP Overseas Portfolio
o FVIPT Franklin Small-Mid Cap Growth Securities Fund
o Janus Aspen Mid Cap Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o Lincoln VIP Aggressive Growth Fund
o Lincoln VIP International Fund
o Lincoln VIP Growth Opportunities Fund
o MFS VIT Emerging Growth Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Lincoln VIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make a modification will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments. At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1) drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;
2) submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or
3) take no action and be subject to the quarterly rebalancing as described above.



               Please retain this supplement for future reference.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N
                              Lincoln ChoicePlus II

                       Supplement dated April 7, 2006
                       to the Prospectus dated May 1, 2005
               as supplemented August 19, 2005, September 16, 2005.
                     October 20, 2005, and October 27, 2005

Please keep this Supplement with your current Lincoln ChoicePlus II Variable Annuity Prospectus and retain it for reference. This Supplement provides for the following:
o i4LIFE(R) Advantage (hereinafter referred to as "i4LIFE") to update and replace the i4LIFE section and disclosure in your prospectus;
o 4LATERSM Advantage (hereinafter referred to as "4LATER") which provides a Guaranteed Income Benefit in the future
o i4LIFE Guaranteed Income Benefit to update and replace this section in your prospectus and add a new feature, the automatic 3-year step-up; and
o Investment Requirements applicable to certain features of variable annuity contracts.

Note: If you elect 4LATER, the Lincoln SmartSecuritySM Advantage or i4LIFE Guaranteed Income Benefit after April 10, 2006, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. Please see the section titled Investment Requirements in Section IV of this Supplement for specific details.

i4LIFE is a payout option for your annuity that provides variable, regular income payments for your life. You elect i4LIFE when you are ready to begin receiving income payments. Information about i4LIFE is set forth in Section I of this Supplement. The amount of your regular income payment is based on the Account Value on the periodic income commencement date and other factors set forth in the Section I. Currently an optional Guaranteed Income Benefit is available for purchase when you elect i4LIFE. This i4LIFE Guaranteed Income Benefit provides a minimum payout floor for your regular income payments. This calculation, which is based on the contract value when you elect i4LIFE, is described in Section III of this Supplement. However, there is no guarantee that this Guaranteed Income Benefit will be available for purchase in the future.

If you plan to elect i4LIFE in the future, and are interested in a minimum payout floor through a Guaranteed Income Benefit, you may want to consider purchasing 4LATER currently. 4LATER , discussed in Section II, is a way to guarantee today a minimum payout floor in the future for the i4LIFE regular income payments. 4LATER provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity (adjusted for withdrawals). Then, when i4LIFE is elected, 4LATER provides a Guaranteed Income Benefit that is based on the greater of the Income Base or the contract value at the time i4LIFE is elected. As mentioned above, if you wait to elect the i4LIFE Guaranteed Income Benefit at the time i4LIFE begins, your minimum payout floor will be based on the contract value at the time of the election.

NOTE: You must elect i4LIFE in the future to receive a benefit from the 4LATER Rider. 4LATER must be in effect at least one year before you elect i4LIFE.


Expense Table


The following table describes the fees and expenses that you will pay periodically during the time that you own the contract and replaces this particular table in your prospectus. Refer to your prospectus for fees and expenses that apply when you purchase or surrender your contract or that apply to the underlying funds are included in your prospectus.

Accumulation Phase (Prior to the Periodic Income Commencement Date):

Annual Account Fee:  $35*

Separate Account Annual Expenses (as a daily percentage of average account value):

                                            Estate
                                            Enhancement        Estate                         Enhanced
                                            Benefit Rider      Enhancement                    Guaranteed
                                            (EEB) in           Benefit Rider     5% Step Up   Minimum death   Guarantee of
                                            combination with   (EEB) without     death        benefit         Principal
                                            5% Step Up         5% Step Up        benefit      (EGMDB)         death benefit
                                            ----------         ----------        -------      -------         -------------
         o    Mortality and expense
              risk charge                     1.50%             1.45%           1.40%         1.25%           1.15%
         o    Administrative charge           0.15%             0.15%           0.15%         0.15%           0.15%
                                              -----             -----           -----         -----           -----
         o    Total annual charge             1.65%             1.60%           1.55%         1.40%           1.30%

         *The annual account fee will be waived if your contract value is $100,000 or more at the end of any particular year. This account fee may be less in some states and will be waived after the fifteenth contract year.


Optional Rider Charges:

          Lincoln SmartSecuritySM Advantage:
                                                            Lincoln SmartSecuritySM          Lincoln SmartSecuritySM
                                                          Advantage - 5 year Elective     Advantage - 1 Year Automatic
                                                                 Step-Up option                  Step-Up option
          o    Guaranteed maximum annual
               percentage charge*                                    0.95%                            1.50%
          o    Current annual percentage charge*                     0.45%                            0.65%

         *The annual percentage charge is calculated based on the Guaranteed Amount (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, step-ups and withdrawals. This charge is deducted from contract value on a quarterly basis. See Charges and other deductions - Rider charges in the prospectus for further information.


         4LATERSM Advantage:

          o  Guaranteed maximum annual percentage charge*                 1.50%
          o  Current annual percentage charge*                            0.50%

         *The annual percentage for the 4LATERSM Advantage charge is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATER charge is deducted from the subaccounts on a quarterly basis.


The following contract charges apply only when your contract is in the annuity payout phase. Either the 4LATER Guaranteed Income Benefit or the i4LIFE Guaranteed Income Benefit charge, if elected, is added to the i4LIFE charge and the total is deducted from your average account value.

i4LIFE Payout Phase (On and After the Periodic Income Commencement Date):

         i4LIFE(R) Advantage (as a daily percentage of average account value):

                                                       Enhanced Guaranteed      Guarantee of
                                                      Minimum death benefit       Principal       Account Value
                                                             (EGMDB)            death benefit     death benefit
          o        Annual charge                              1.85%                 1.70%             1.65%

Optional Rider Charges:

         4LATERSM Advantage Guaranteed Income Benefit (as a daily percentage of average account value):

          o  Guaranteed maximum annual percentage charge                  1.50%
          o  Current annual percentage charge                             0.50%


         i4LIFE(R) Guaranteed Income Benefit (as a daily percentage of average account value):

          o  Guaranteed maximum annual percentage charge                  1.50%
          o  Current annual percentage charge                             0.50%

For example, if you purchase the i4LIFE EGMDB for 1.85% with the 4LATER Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.35%.

Section I.   i4LIFE
The following discussion updates and replaces the entire i4LIFE(R) Advantage section currently in your prospectus. (The discussion of the Accumulated Benefit Enhancement death benefit option is omitted because it is no longer available. Existing contractowners who have this benefit may refer to the prospectus.) i4LIFE is an optional, annuity payout rider you may elect and is separate and distinct from other annuity payout options offered under your contract and described in your prospectus.

A. What is i4LIFE?
         1. Definition of i4LIFE. i4LIFE is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. I4LIFE is different from other annuity payout options provided by Lincoln because with i4LIFE, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE payout phase) computed daily on the average account value. (See Section I.A.2 below for more information about the charges.)

i4LIFE is available for contracts with a contract value of at least
$50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER, you must wait at least one year before you can purchase i4LIFE. When you elect i4LIFE, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments (see Sections I.A.5 and I.A.6 below). The annuitant may not be changed after i4LIFE is elected (See i4LIFE Death Benefits in Section I.B. regarding the impact of a change to the annuitant prior to the i4LIFE election.).

i4LIFE for IRA annuity contracts is only available if the annuitant is age
59 1/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the Internal Revenue Code provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER Guaranteed Income Benefit or i4LIFE Guaranteed Income Benefit has been elected (see Sections II and III below). A joint payout with a secondary life is not currently available with IRAs if either the 4LATER Guaranteed Income Benefit or i4LIFE Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE becomes effective for a non-qualified annuity contract.

If i4LIFE is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your prospectus for Transfers on or before the annuity commencement date. However, once i4LIFE begins, any automatic withdrawal service will terminate. See The contracts in your prospectus.
When you elect i4LIFE you must select a death benefit option. Once i4LIFE begins, any prior death benefit election will terminate and the i4LIFE death benefit will be in effect. Existing contractowners who elect i4LIFE must choose a death benefit of equal or lesser value than the death benefit option in effect during the accumulation phase. You cannot choose a greater death benefit option with i4LIFE. The i4LIFE death benefits are discussed in Section I.B. below.

        2. i4LIFE Charges. The annual rate of the i4LIFE charge is: 1.65% for the i4LIFE Account Value death benefit; 1.70% for the i4LIFE Guarantee of Principal death benefit; and 1.85% for the i4LIFE Advantage EGMDB which is available only with non-qualified annuity contracts. The charge is computed daily as a percentage of average account value. If i4LIFE is elected at issue of the contract, i4LIFE and the charge will begin on the contract's effective date. Otherwise, i4LIFE and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. Refer to the Charges and other deductions section of your prospectus for more information about the purpose of these charges.

         3. Access Period. At the time you elect i4LIFE, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract or make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit.

        We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. We may reduce or terminate the Access Period for IRA i4LIFE contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE without a Guaranteed Income Benefit. See the discussion in Sections II and III.

         4. Account Value. The initial Account Value is the contract value on the valuation date i4LIFE is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.
         5. Regular income payments during the Access Period. i4LIFE provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE.

If you do not choose a payment frequency, the default is a monthly frequency.
In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges or applicable interest adjustments. For information regarding income tax consequences of regular income payments, please refer to Federal tax matters in your prospectus.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:

o the age and sex of the annuitant and secondary life, if applicable;
o the length of the Access Period selected;
o the frequency of the regular income payments;
o the assumed investment return you selected; and
o the 1983 'a' Individual Annuity Mortality table, modified.

The annuity factor used to determine the regular income payments reflected the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

Subsequent regular income payments during the Access Period are determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. The Account Value will vary with the performance of the subaccounts selected and the interest credited on the fixed account.
The assumed investment return is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate (unless the levelized option is selected). If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%. If a higher assumed investment return is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

If the annuitant (and secondary life if applicable) dies during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. As an alternative, a death benefit may be paid.

         6. Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

o the age and sex of the annuitant and secondary life (if living);
o the frequency of the regular income payments;
o the assumed investment return you selected; and
o the 1983 'a' Individual Annuity Mortality table, modified.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable.

B. i4LIFE Death Benefits
         1. i4LIFE Account Value Death Benefit. The i4LIFE Account Value death benefit is available for both qualified and non-qualified annuity contracts during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.
         2. i4LIFE Guarantee of Principal Death Benefit. The i4LIFE Guarantee of Principal death benefit is available for non-qualified contracts, and qualified contracts after April 10, 2006, during the Access Period and will be equal to the greater of:

o the Account Value as of the valuation date we approve the payment of the claim; or
o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefits (described in Sections II and III), reduce the death benefit by the dollar amount of the payment; and
   o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE if your contract was in force prior to that election and the Guarantee of Principal or greater death benefit option was selected. Regular income payments are deducted from the death benefit before any additional withdrawals when determining the death benefit.

In a declining market, withdrawals, which are deducted in the same proportion that withdrawals reduce the contract or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The following example demonstrates the impact of a proportionate withdrawal on your death benefit:


o    Total Purchase Payments                              $200,000
o    Total i4LIFE Regular Income payments                  $25,000
o    Additional Withdrawal                                 $15,000 ($15,000/$150,000=10% withdrawal)
o    Account Value at time of Additional Withdrawal       $150,000
     Death Benefit Value after i4LIFE withdrawal = $200,000 - $25,000 = $175,000
     Death Benefit value after additional withdrawal = $175,000 - $17,500 = $157,500
         Reduction in Death Benefit Value for Withdrawal $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value . During the Access Period, contracts with the i4LIFE Guarantee of Principal death benefit may elect to change to the i4LIFE Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE charge at that time. Once the change is effective, you may not elect to return to the i4LIFE Guarantee of Principal death benefit.

         3. i4LIFE EGMDB. The i4LIFE EGMDB is available only for non-qualified annuities during the Access Period. This benefit is the greatest of:
o the Account Value as of the valuation date on which we approve the payment of the claim; or
o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where
    o regular income payments, including withdrawals to provide the Guaranteed Income Benefits described in Sections II and III, reduce the death benefit by the dollar amount of the payment; and
    o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

     References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE if your contract was in force prior to that election and the Guarantee Principal or greater death benefit option was selected. ; or

o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the Account Value.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE and this death benefit was in effect when you purchased i4LIFE, we will look at the contract value before i4LIFE and the Account Value after the i4LIFE election to determine the highest anniversary value.

In a declining market, withdrawals, which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE EGMDB may elect to change to the i4LIFE Guarantee of Principal or i4LIFE Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE charge at that time. Once the change is effective, you may not elect to return to the i4LIFE EGMDB.

         4. General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the ontract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, no death benefit is paid.

If you are the owner of an IRA annuity contract, and you die during the Access Period, the i4LIFE(R) Advantage will terminate. A spouse beneficiary may start a new i4LIFE(R) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters in the prospectus.

Upon notification to Lincoln Life of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

C.   General i4LIFE Provisions
         1. Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced in the same proportion as the withdrawal reduces the Account Value. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:

o   i4LIFE(R) Regular Income payment before Withdrawal     $1,200
o   Guaranteed Income Benefit before Withdrawal              $750
o   Account Value at time of Additional Withdrawal       $150,000
o   Additional Withdrawal                                 $15,000 (a 10% withdrawal)
    Reduction in i4LIFE(R)Regular Income payment for Withdrawal = $1,200 X 10% = $120
         i4LIFE(R) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080
    Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = 75
         Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

         2. Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The interest adjustment may apply.

         3. Termination. For IRA annuity contracts, you may terminate i4LIFE prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE death benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE Guarantee of Principal death benefit) or Account Value death benefit options. Upon termination, we will stop assessing the charge for i4LIFE and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE.

For non-qualified contracts, you may not terminate i4LIFE once you have elected it.

Section II.   4LATER

4LATER provides protection against market loss for your i4LIFE regular income payments. 4LATER includes the calculation of an Income Base (described below), prior to the time regular income payments begin, which is then used to establish a minimum payout floor for the regular income payments The minimum payout floor called the 4LATER Guaranteed Income Benefit ensures that once you elect i4LIFE, you will always receive a payout amount at least equal to the Guaranteed Income Benefit, regardless of market performance.

A.   4LATER Prior to i4LIFE

The following discussion covers the operation of 4LATER during the accumulation phase of your annuity. This is prior to the time i4LIFE regular income payments begin.

         1. Income Base. The Income Base is a value established when you purchase 4LATER and will only be used to calculate the 4LATER Guaranteed Income Benefit at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER at the time you purchase the contract, the Income Base initially equals the gross purchase payments. If you elect 4LATER after we issue the contract, the Income Base will initially equal the contract value on the 4LATER Rider Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation period, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the initial Waiting Period, you may elect to reset your Income Base to the current contract value. You may elect this reset on your own or you may choose to have Lincoln automatically reset the Income Base for you at the end of each Waiting Period. These Reset options are discussed in Section II. A. 5. Then, when you are ready to elect i4LIFE and establish the 4LATER Guaranteed Income Benefit, the Income Base is used in the 4LATER Guaranteed Income Benefit calculation.

         2. Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER Rider Effective Date, or on the date of any reset of the Income Base to the contract value. See Section II.A.5 below. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for additional purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

         3. Future Income Base. 4LATER provides a 15% automatic enhancement to the Income Base after a 3- year Waiting Period. This enhancement will continue every 3 years until i4LIFE is elected, you terminate 4LATER or you reach the Maximum Income Base (see Section II.A.4 below). During the Waiting Period the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3 year Waiting Period is satisfied, the Income Base is increased to the value of the Future Income Base. The 4LATER charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER Rider Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment.


Example:  Initial Purchase Payment                              $100,000
          Purchase Payment 60 days later                        $ 10,000
          Income Base                                           $110,000
          Future Income Base (during the 1st Waiting Period)    $126,500
                        ($110,000 x 115%)
          Income Base (after 1st Waiting Period)                $126,500
          New Future Income Base (during 2nd Waiting Period)    $145,475
                        ($126,500 x 115%)

Any purchase payments made after the 4LATER Rider Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example: Income Base                                            $100,000
         Purchase Payment in Year 2                             $ 10,000
                                                                ---------
         New Income Base                                        $110,000
         Future Income Base (during 1st Waiting Period-Year 2   $125,500
     ($100,000 x 115%) + ($10,000 x 100%)+ (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                 $125,500
         New Future Income Base (during 2nd Waiting Period)     $144,325
                        ($125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

         4. Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER Rider Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000.

After a Reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

 Example:
         Income Base                                         $100,000           Maximum Income Base         $200,000
         Purchase Payment in Year 2                          $ 10,000           Increase to Maximum         $ 20,000
                                                                                  Income Base
         New Income Base                                     $110,000           New Maximum                 $220,000
                                                                                  Income Base
         Future Income Base after Purchase Payment           $125,500           Maximum Income Base         $220,000

         Income Base (after 1st Waiting Period)              $125,500
         Future Income Base (during 2nd Waiting Period)      $144,325           Maximum Income Base         $220,000

         Contract Value in Year 4                            $112,000
         Withdrawal of 10%                                   $ 11,200

         After Withdrawal (10% adjustment)
         Contract Value                                      $100,800
         Income Base                                         $112,950
         Future Income Base                                  $129,892           Maximum Income Base         $198,000

        5. Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER Rider Effective Date or (b) any prior Reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant(s) must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like Lincoln to administer this reset election for you. If you want Lincoln to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income
Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead.You may wish to reverse this election if you are not interested in the increased charge. . If the contract value is less than the Income Base on any reset date, Lincoln will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us. (See above for the impact of a reset on the Future Income Base.)

We reserve the right to restrict the effective date of Resets to Benefit Year anniversaries. We will notify you if this restriction is imposed. The Benefit Year is the 12-month period starting with the 4LATER Rider Effective Date and starting with each anniversary of the 4LATER Rider Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.


B.   4LATER Advantage Guaranteed Income Benefit

When you are ready to elect i4LIFE regular income payments, the greater of the Income Base accumulated under the 4LATER or the contract value will be used to calculate the 4LATER Guaranteed Income Benefit. The 4LATER Guaranteed Income Benefit is a minimum payout floor for your i4LIFE regular income payments. The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER Rider. If the contract value is used to establish the 4LATER Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE regular income payment.

If the amount of your i4LIFE regular income payment (which is based on your i4LIFE Account Value) has fallen below the 4LATER Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE regular income payment. If your regular income payment is less than the 4LATER Guaranteed Income Benefit, we will reduce your i4LIFE Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE Account Value:

4LATER Guaranteed Income Benefit $    5,692                  i4LIFE regular income payment       $    5,280

         i4LIFE Account Value before payment                    $80,000
         Regular Income Payment                             -  $  5,280
         Additional payment for 4LATER Guaranteed
                    Income Benefit                          -  $    412
-------------------------------------------------------------------------
         i4LIFE Account Value after payment                     $74,308

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER Guaranteed Income Benefit. When your Account Value reaches zero, your i4LIFE Access Period will end and the i4LIFE Lifetime Income Period will begin.
Section I A.3 describes the Access Period and Section I A.6 describes the Lifetime Income Period. Additional amounts withdrawn from the Account Value to provide the 4LATER Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See
Section I B. regarding the i4LIFE death benefits. After the Access Period ends, we will continue to pay the 4LATER Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living (i.e., the i4LIFE Lifetime Income Period).

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER Guaranteed Income Benefit, the 4LATER Guaranteed Income Benefit will never come into effect.

The 4LATER Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER Guaranteed Income Benefit will become the current charge up to the Guaranteed Maximum charge. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).

Under 4LATER, additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE Regular Income Payments. At the time you elect i4LIFE, you also select the Access Period. (Additional information is contained in Section I.A.3 of this Supplement.) Generally, shorter Access Periods will produce a higher initial i4LIFE regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER Guaranteed Income Benefit is the longer of 20 years or the difference between your current age (nearest birthday) and age 90. (Note: i4LIFE can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER Rider will terminate. Terminations are discussed in Section II.D.3.

When you make your 4LATER Guaranteed Income Benefit and i4LIFE elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE regular income payments. Once you have elected 4LATER, the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:
         Assume:
         i4LIFE remaining Access Period = 10 years
         Current i4LIFE regular income payment = $6375
         Current 4LATER Guaranteed Income Benefit = $5692

         Extend Access Period 5 years
         i4LIFE regular income payment after extension = $5355
         Reduction in i4LIFE regular income payment = $5355 / $6375 = 84% Reduction in 4LATER Guaranteed Income Benefit = $5692 x 84% = $4781

C.   4LATER Charge

Prior to the periodic income commencement date (the valuation date the initial regular income payment under i4LIFE is determined), the annual 4LATER charge is currently 0.50% of the Income Base. The Income Base, as described above, is a value that will be used to calculate the 4LATER Guaranteed Income Benefit. An amount equal to the quarterly 4LATER Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER Rider Effective Date or the most recent contractowner elected reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic increases at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER in the future, the percentage charge will be the charge in effect at the time you elect 4LATER.

If you elect to reset the Income Base, a pro-rata deduction of the 4LATER Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER Rider charge will be deducted upon termination of the 4LATER Rider for any reason other than death.

On the periodic income commencement date, a pro-rata deduction of the 4LATER Rider charge will be made to cover the cost of 4LATER since the previous deduction. On and after the periodic income commencement date, the 4LATER Rider charge will be added to the i4LIFE charge (as set forth in the Expense Table and in Section I.A.2) as a daily percentage of average account value. This is a change to the calculation of the 4LATER charge because after the periodic income commencement date, when the 4LATER Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER Guaranteed Income Benefit (described above) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER Guaranteed Income Benefit is terminated, the 4LATER Rider annual charge will also terminate. See Terminations in D. 3 below.

D. General Provisions of 4LATER

         1. Eligibility. To purchase 4LATER, all contractowners and the annuitant must be age 80 or younger. Contractowners of qualified contracts should be younger than age 77 to receive the full benefit of 4LATER, since i4LIFE must be elected by age 80. If you plan to elect i4LIFE within three years of the issue date of 4LATER, you will not receive the benefit of the Future Income Base.

         2. 4LATER Advantage Rider Effective Date. If 4LATER is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER is elected after the contract is issued (by sending a written request to our home office), then it will be effective on the next valuation date following approval by us.

         3. Termination. After the later of the third anniversary of the 4LATER Rider Effective Date or the most recent Reset, the 4LATER Rider may be terminated upon written notice to Lincoln Life from the contractowner. Prior to the periodic income commencement date, 4LATER will automatically terminate upon any of the following events:
o  termination of the contract to which this 4LATER Rider is attached;
o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner).

After the periodic income commencement date, the 4LATER Rider will terminate due to any of the following events:
o the death of the annuitant (or for non-qualified contracts, the later of the death of the annuitant or secondary life if a joint payout was elected); or
o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER Rider Guaranteed Income Benefit and not the i4LIFE election, unless otherwise specified.

If you terminate 4LATER prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER or purchase the Lincoln SmartSecuritySM Advantage. If you terminate the 4LATER Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE Guaranteed Income Benefit, if available, after one year. The i4LIFE Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

      . Availability. The availability of 4LATER will depend upon your state's approval of the 4LATER Rider.You cannot elect 4LATER after an annuity payout option has been elected, including i4LIFE or Income4Life(R) Solution and it cannot be elected on contracts that currently have Lincoln SmartSecuritySM Advantage. 4LATER will be available to current contractowners on or after June 7, 2006.

After June 7, 2006, current contractowners who wish to drop the Lincoln SmartSecuritySM Advantage and move to 4LATER may do so until December 31, 2006 (or 90 days after approval in your state if later). Factors to consider when deciding which Rider is appropriate are: 1) whether you are interested in current income versus i4LIFE guaranteed regular income payments at a later date;
2) whether you are interested in the 15% automatic increase to the Income Base after each Waiting Period; 3) whether you want more flexibility in structuring your income provided by i4LIFE; or 4) if your contract will be subject to Investment Requirements (see Section IV below). You may want to discuss this with your registered representative before making a decision.

Contractowners who drop Lincoln SmartSecuritySM Advantage and elect 4LATER will not carry their Lincoln SmartSecuritySM Advantage Guaranteed Amount over into the new 4LATER. The 4LATER Income Base will be established based on the contractowner's contract value on the effective date of 4LATER. After December 31, 2006, contractowners who drop Lincoln SmartSecuritySM Advantage will have to wait one year before they can elect 4LATER. Refer to your prospectus for a discussion of Lincoln SmartSecuritySM Advantage.

Section III.   Guaranteed Income Benefit with i4LIFE(R) Advantage
The following discussion replaces the entire section titled Guaranteed Income Benefit in your prospectus.

For those who did not elect 4LATER, there currently is a Guaranteed Income Benefit available for purchase which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract.

This i4LIFE Guaranteed Income Benefit is different from the 4LATER Guaranteed Income Benefit previously discussed because if you elect 4LATER currently, you will be guaranteed the availability of a minimum payout floor in the future. There is no guarantee that the i4LIFE Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. In addition, the 4LATER Guaranteed Income Benefit has a guaranteed value, the Income Base, which can be used as an alternative to the contract value, if higher, to establish the Guaranteed Income Benefit floor. This Income Base is not available with the i4LIFE Guaranteed Income Benefit.

You may purchase the i4LIFE Guaranteed Income Benefit, if available, when you elect i4LIFE or anytime thereafter during the Access Period. The i4LIFE Guaranteed Income Benefit is initially equal to 75% of the regular income payment in effect at the time the Guaranteed Income Benefit is elected. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract.

If the amount of your i4LIFE regular income payment (which is based on your i4LIFE Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See
Section I.B. regarding the i4LIFE death benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living.

If you purchase the i4LIFE Guaranteed Income Benefit on or after April 10, 2006 (or later depending on state approval), an automatic step-up feature will be included for no additional charge. The automatic step-up feature works as follows: After the periodic income commencement date, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer this election for you. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election. At the time of a reset of the 15 year period, the charge for the Guaranteed Income Benefit may increase subject to the guaranteed maximum charge.

The i4LIFE Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Refer to the Example in Section I C.1 to see the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit.

Impacts to i4LIFE Regular Income Payments. When you select the i4LIFE Guaranteed Income Benefit, certain restrictions will apply to your contract:
o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
o The minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90. (The minimum Access Period is 15 years if the Guaranteed Income Benefit was elected prior to April 10, 2006.)

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE Guaranteed Income Benefit will also be reduced. The i4LIFE Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE Guaranteed Income Benefit will terminate. Refer to the Example at the end of Section II B to see the impact of extending the Access Period on regular income payments and a Guaranteed Income Benefit.

Contractowners who currently have the prior version of the i4LIFE Guaranteed Income Benefit have the opportunity to substitute this new increasing version of the i4LIFE Guaranteed Income Benefit until December 31, 2006 (or 90 days after approval in your state if later). Contractowners who change to the increasing i4LIFE Guaranteed Income Benefit may have to extend the Access Period, which will result in lower regular income payments and a lower Guaranteed Income Benefit. In addition, if the Account Value is less than when the original i4LIFE Guaranteed Income Benefit was elected, the new Guaranteed Income Benefit may be lower. Contractowners will also be subject to the Investment Requirements described in Section IV below.

The i4LIFE Guaranteed Income Benefit will terminate due to any of the following events:
o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected on a nonqualified contract); or
o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
o  upon written notice to us.

A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE Guaranteed Income Benefit and not the i4LIFE election, unless otherwise specified.

If you terminate the i4LIFE Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE regular income payments will be recalculated. The i4LIFE Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Section IV.   Investment Requirements

The following discussion outlines requirements that are applicable for certain features of your variable annuity contract.

Contractowners who have elected 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. If you do not elect any of these benefits, the investment requirements will not apply to your contract. Effective date: These Investment Requirements (if this language has been approved by your state) will be included in contracts issued after April 10, 2006 if 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit is purchased. These Investment Requirements do not apply to contractowners who purchased their Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit riders prior to April 10, 2006.

We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subacccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes Account Value if i4LIFE is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):

o AIM VI International Growth Fund
o Alliance Bernstein Small/Mid Cap Value Portfolio
o Alliance Bernstein Global Technology Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund
o Delaware VIP Emerging Markets Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity VIP Overseas Portfolio
o FVIPT Franklin Small-Mid Cap Growth Securities Fund
o Janus Aspen Mid Cap Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o Lincoln VIP Aggressive Growth Fund
o Lincoln VIP International Fund
o Lincoln VIP Growth Opportunities Fund
o MFS VIT Emerging Growth Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Lincoln VIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make a modification will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments. At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1) drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;
2) submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or
3) take no action and be subject to the quarterly rebalancing as described above.



               Please retain this supplement for future reference.

                   The Lincoln National Life Insurance Company
                     Lincoln Life Variable Annuity Account N
                     Lincoln ChoicePlus Assurance (B Share)

                       Supplement dated April 7, 2006
                       to the Prospectus dated May 1, 2005
               as supplemented August 19, 2005, September 16, 2005.
                     October 20, 2005, and October 27, 2005

Please keep this Supplement with your current Lincoln ChoicePlus Assurance
(B Share) Variable Annuity Prospectus and retain it for reference. This Supplement provides for the following:
o i4LIFE(R) Advantage (hereinafter referred to as "i4LIFE") to update and replace the i4LIFE section and disclosure in your prospectus;
o 4LATERSM Advantage (hereinafter referred to as "4LATER") which provides a Guaranteed Income Benefit in the future
o i4LIFE Guaranteed Income Benefit to update and replace this section in your prospectus and add a new feature, the automatic 3-year step-up; and
o Investment Requirements applicable to certain features of variable annuity contracts.

Note: If you elect 4LATER, the Lincoln SmartSecuritySM Advantage or i4LIFE Guaranteed Income Benefit after April 10, 2006, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. Please see the section titled Investment Requirements in Section IV of this Supplement for specific details.

i4LIFE is a payout option for your annuity that provides variable, regular income payments for your life. You elect i4LIFE when you are ready to begin receiving income payments. Information about i4LIFE is set forth in Section I of this Supplement. The amount of your regular income payment is based on the Account Value on the periodic income commencement date and other factors set forth in the Section I. Currently an optional Guaranteed Income Benefit is available for purchase when you elect i4LIFE. This i4LIFE Guaranteed Income Benefit provides a minimum payout floor for your regular income payments. This calculation, which is based on the contract value when you elect i4LIFE, is described in Section III of this Supplement. However, there is no guarantee that this Guaranteed Income Benefit will be available for purchase in the future.

If you plan to elect i4LIFE in the future, and are interested in a minimum payout floor through a Guaranteed Income Benefit, you may want to consider purchasing 4LATER currently. 4LATER , discussed in Section II, is a way to guarantee today a minimum payout floor in the future for the i4LIFE regular income payments. 4LATER provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity (adjusted for withdrawals). Then, when i4LIFE is elected, 4LATER provides a Guaranteed Income Benefit that is based on the greater of the Income Base or the contract value at the time i4LIFE is elected. As mentioned above, if you wait to elect the i4LIFE Guaranteed Income Benefit at the time i4LIFE begins, your minimum payout floor will be based on the contract value at the time of the election.

NOTE: You must elect i4LIFE in the future to receive a benefit from the 4LATER Rider. 4LATER must be in effect at least one year before you elect i4LIFE.


Expense Table


The following table describes the fees and expenses that you will pay periodically during the time that you own the contract and replaces this particular table in your prospectus. Refer to your prospectus for fees and expenses that apply when you purchase or surrender your contract or that apply to the underlying funds are included in your prospectus.

Accumulation Phase (Prior to the Periodic Income Commencement Date):

Annual Account Fee:  $35*

Separate Account Annual Expenses (as a daily percentage of average account value):


                                                                         Enhanced
                                                 With Estate        Guaranteed Minimum    Guarantee of    Account Value
                                             Enhancement Benefit      death benefit         Principal         death
                                                 Rider (EEB)              (EGMDB)         death benefit      benefit
                                                 -----------              -------         -------------   -------------
          o        Mortality and expense
                   risk charge                      1.60%                  1.40%              1.15%           1.10%
          o        Administrative charge            0.15%                  0.15%              0.15%           0.15%
                                                    -----                  -----              -----           -----
          o        Total annual charge **           1.75%                  1.55%              1.30%           1.25%


         *The annual account fee will be waived if your contract value is $100,000 or more at the end of any particular year. This account fee may be less in some states and will be waived after the fifteenth contract year. **For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.65%; EGMDB 1.45%; Guarantee of Principal 1.35%; Account Value N/A.

Optional Rider Charges:



          Lincoln SmartSecuritySM Advantage:
                                                            Lincoln SmartSecuritySM          Lincoln SmartSecuritySM
                                                          Advantage - 5 year Elective     Advantage - 1 Year Automatic
                                                                 Step-Up option                  Step-Up option
          o    Guaranteed maximum annual
               percentage charge*                                    0.95%                            1.50%
          o    Current annual percentage charge*                     0.45%                            0.65%

         *The annual percentage charge is calculated based on the Guaranteed Amount (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, step-ups and withdrawals. This charge is deducted from contract value on a quarterly basis. See Charges and other deductions - Rider charges in the prospectus for further information.


         4LATERSM Advantage:

          o  Guaranteed maximum annual percentage charge*                 1.50%
          o  Current annual percentage charge*                            0.50%

         *The annual percentage for the 4LATERSM Advantage charge is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATER charge is deducted from the subaccounts on a quarterly basis.


The following contract charges apply only when your contract is in the annuity payout phase. Either the 4LATER Guaranteed Income Benefit or the i4LIFE Guaranteed Income Benefit charge, if elected, is added to the i4LIFE charge and the total is deducted from your average account value.

i4LIFE Payout Phase (On and After the Periodic Income Commencement Date):

         i4LIFE(R) Advantage (as a daily percentage of average account value):

                                                       Enhanced Guaranteed      Guarantee of
                                                      Minimum death benefit       Principal       Account Value
                                                             (EGMDB)            death benefit     death benefit
          o        Annual charge*                             1.95%                 1.70%             1.65%

         *For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges for i4LIFE(R) Advantage are as follows: EGMDB 1.90%; Guarantee of Principal 1.75%; Account Value 1.70%.

Optional Rider Charges:

         4LATERSM Advantage Guaranteed Income Benefit (as a daily percentage of average account value):

          o  Guaranteed maximum annual percentage charge                  1.50%
          o  Current annual percentage charge                             0.50%


         i4LIFE(R) Guaranteed Income Benefit (as a daily percentage of average account value):

          o  Guaranteed maximum annual percentage charge                  1.50%
          o  Current annual percentage charge                             0.50%

For example, if you purchase the i4LIFE EGMDB for 1.95% with the 4LATER Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.45%.

Section I.   i4LIFE
The following discussion updates and replaces the entire i4LIFE(R) Advantage section currently in your prospectus. (The discussion of the Accumulated Benefit Enhancement death benefit option is omitted because it is no longer available. Existing contractowners who have this benefit may refer to the prospectus.) i4LIFE is an optional, annuity payout rider you may elect and is separate and distinct from other annuity payout options offered under your contract and described in your prospectus.

A. What is i4LIFE?
         1. Definition of i4LIFE. i4LIFE is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. I4LIFE is different from other annuity payout options provided by Lincoln because with i4LIFE, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE payout phase) computed daily on the average account value. (See Section I.A.2 below for more information about the charges.)

i4LIFE is available for contracts with a contract value of at least
$50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER, you must wait at least one year before you can purchase i4LIFE. When you elect i4LIFE, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments (see Sections I.A.5 and I.A.6 below). The annuitant may not be changed after i4LIFE is elected (See i4LIFE Death Benefits in Section I.B. regarding the impact of a change to the annuitant prior to the i4LIFE election.).

i4LIFE for IRA annuity contracts is only available if the annuitant is age
59 1/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the Internal Revenue Code provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER Guaranteed Income Benefit or i4LIFE Guaranteed Income Benefit has been elected (see Sections II and III below). A joint payout with a secondary life is not currently available with IRAs if either the 4LATER Guaranteed Income Benefit or i4LIFE Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE becomes effective for a non-qualified annuity contract.

If i4LIFE is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your prospectus for Transfers on or before the annuity commencement date. However, once i4LIFE begins, any automatic withdrawal service will terminate. See The contracts in your prospectus.
When you elect i4LIFE you must select a death benefit option. Once i4LIFE begins, any prior death benefit election will terminate and the i4LIFE death benefit will be in effect. Existing contractowners who elect i4LIFE must choose a death benefit of equal or lesser value than the death benefit option in effect during the accumulation phase. You cannot choose a greater death benefit option with i4LIFE. The i4LIFE death benefits are discussed in Section I.B. below.

        2. i4LIFE Charges. The annual rate of the i4LIFE charge is: 1.65% for the i4LIFE Account Value death benefit; 1.70% for the i4LIFE Guarantee of Principal death benefit; and 1.95% for the i4LIFE Advantage EGMDB which is available only with non-qualified annuity contracts. The charge is computed daily as a percentage of average account value. If i4LIFE is elected at issue of the contract, i4LIFE and the charge will begin on the contract's effective date. Otherwise, i4LIFE and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. Refer to the Charges and other deductions section of your prospectus for more information about the purpose of these charges.

         3. Access Period. At the time you elect i4LIFE, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit.

        We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. We may reduce or terminate the Access Period for IRA i4LIFE contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE without a Guaranteed Income Benefit. See the discussion in Sections II and III.

         4. Account Value. The initial Account Value is the contract value on the valuation date i4LIFE is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.
         5. Regular income payments during the Access Period. i4LIFE provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE.

If you do not choose a payment frequency, the default is a monthly frequency.
In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges or applicable interest adjustments. For information regarding income tax consequences of regular income payments, please refer to Federal tax matters in your prospectus.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:

o the age and sex of the annuitant and secondary life, if applicable;
o the length of the Access Period selected;
o the frequency of the regular income payments;
o the assumed investment return you selected; and
o the 1983 'a' Individual Annuity Mortality table, modified.

The annuity factor used to determine the regular income payments reflected the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

Subsequent regular income payments during the Access Period are determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. The Account Value will vary with the performance of the subaccounts selected and the interest credited on the fixed account.
The assumed investment return is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate (unless the levelized option is selected). If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%. If a higher assumed investment return is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

If the annuitant (and secondary life if applicable) dies during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. As an alternative, a death benefit may be paid.

         6. Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

o the age and sex of the annuitant and secondary life (if living);
o the frequency of the regular income payments;
o the assumed investment return you selected; and
o the 1983 'a' Individual Annuity Mortality table, modified.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable.

B. i4LIFE Death Benefits
         1. i4LIFE Account Value Death Benefit. The i4LIFE Account Value death benefit is available for both qualified and non-qualified annuity contracts during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.
         2. i4LIFE Guarantee of Principal Death Benefit. The i4LIFE Guarantee of Principal death benefit is available for non-qualified contracts, and qualified contracts after April 10, 2006, during the Access Period and will be equal to the greater of:

o the Account Value as of the valuation date we approve the payment of the claim; or
o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefits (described in Sections II and III), reduce the death benefit by the dollar amount of the payment; and
   o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE if your contract was in force prior to that election and the Guarantee of Principal or greater death benefit option was selected. Regular income payments are deducted from the death benefit before any additional withdrawals when determining the death benefit.

In a declining market, withdrawals, which are deducted in the same proportion that withdrawals reduce the contract or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The following example demonstrates the impact of a proportionate withdrawal on your death benefit:


o    Total Purchase Payments                              $200,000
o    Total i4LIFE Regular Income payments                  $25,000
o    Additional Withdrawal                                 $15,000 ($15,000/$150,000=10% withdrawal)
o    Account Value at time of Additional Withdrawal       $150,000
     Death Benefit Value after i4LIFE withdrawal = $200,000 - $25,000 = $175,000
     Death Benefit value after additional withdrawal = $175,000 - $17,500 = $157,500
         Reduction in Death Benefit Value for Withdrawal $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value . During the Access Period, contracts with the i4LIFE Guarantee of Principal death benefit may elect to change to the i4LIFE Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE charge at that time. Once the change is effective, you may not elect to return to the i4LIFE Guarantee of Principal death benefit.

         3. i4LIFE EGMDB. The i4LIFE EGMDB is available only for non-qualified annuities during the Access Period. This benefit is the greatest of:
o the Account Value as of the valuation date on which we approve the payment of the claim; or
o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where
    o regular income payments, including withdrawals to provide the Guaranteed Income Benefits described in Sections II and III, reduce the death benefit by the dollar amount of the payment; and
    o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

     References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE if your contract was in force prior to that election and the Guarantee Principal or greater death benefit option was selected. ; or

o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the Account Value.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE and this death benefit was in effect when you purchased i4LIFE, we will look at the contract value before i4LIFE and the Account Value after the i4LIFE election to determine the highest anniversary value.

In a declining market, withdrawals, which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE EGMDB may elect to change to the i4LIFE Guarantee of Principal or i4LIFE Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE charge at that time. Once the change is effective, you may not elect to return to the i4LIFE EGMDB.

         4. General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the ontract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, no death benefit is paid.

If you are the owner of an IRA annuity contract, and you die during the Access Period, the i4LIFE(R) Advantage will terminate. A spouse beneficiary may start a new i4LIFE(R) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters in the prospectus.

Upon notification to Lincoln Life of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

C.   General i4LIFE Provisions
         1. Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced in the same proportion as the withdrawal reduces the Account Value. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:

o   i4LIFE Regular Income payment before Withdrawal        $1,200
o   Guaranteed Income Benefit before Withdrawal              $750
o   Account Value at time of Additional Withdrawal       $150,000
o   Additional Withdrawal                                 $15,000 (a 10% withdrawal)
    Reduction in i4LIFE Regular Income payment for Withdrawal = $1,200 X 10% = $120
         i4LIFE Regular Income payment after Withdrawal = $1,200 - $120 = $1,080
    Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = 75
         Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

         2. Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The interest adjustment may apply.

         3. Termination. For IRA annuity contracts, you may terminate i4LIFE prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE death benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE Guarantee of Principal death benefit) or Account Value death benefit options. Upon termination, we will stop assessing the charge for i4LIFE and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE.

For non-qualified contracts, you may not terminate i4LIFE once you have elected it.

Section II.   4LATER

4LATER provides protection against market loss for your i4LIFE regular income payments. 4LATER includes the calculation of an Income Base (described below), prior to the time regular income payments begin, which is then used to establish a minimum payout floor for the regular income payments The minimum payout floor called the 4LATER Guaranteed Income Benefit ensures that once you elect i4LIFE, you will always receive a payout amount at least equal to the Guaranteed Income Benefit, regardless of market performance.

A.   4LATER Prior to i4LIFE

The following discussion covers the operation of 4LATER during the accumulation phase of your annuity. This is prior to the time i4LIFE regular income payments begin.

         1. Income Base. The Income Base is a value established when you purchase 4LATER and will only be used to calculate the 4LATER Guaranteed Income Benefit at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER at the time you purchase the contract, the Income Base initially equals the gross purchase payments. If you elect 4LATER after we issue the contract, the Income Base will initially equal the contract value on the 4LATER Rider Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation period, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the initial Waiting Period, you may elect to reset your Income Base to the current contract value. You may elect this reset on your own or you may choose to have Lincoln automatically reset the Income Base for you at the end of each Waiting Period. These Reset options are discussed in Section II. A. 5. Then, when you are ready to elect i4LIFE and establish the 4LATER Guaranteed Income Benefit, the Income Base is used in the 4LATER Guaranteed Income Benefit calculation.

         2. Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER Rider Effective Date, or on the date of any reset of the Income Base to the contract value. See Section II.A.5 below. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for additional purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

         3. Future Income Base. 4LATER provides a 15% automatic enhancement to the Income Base after a 3- year Waiting Period. This enhancement will continue every 3 years until i4LIFE is elected, you terminate 4LATER or you reach the Maximum Income Base (see Section II.A.4 below). During the Waiting Period the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3 year Waiting Period is satisfied, the Income Base is increased to the value of the Future Income Base. The 4LATER charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER Rider Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment.


Example:  Initial Purchase Payment                              $100,000
          Purchase Payment 60 days later                        $ 10,000
          Income Base                                           $110,000
          Future Income Base (during the 1st Waiting Period)    $126,500
                        ($110,000 x 115%)
          Income Base (after 1st Waiting Period)                $126,500
          New Future Income Base (during 2nd Waiting Period)    $145,475
                        ($126,500 x 115%)

Any purchase payments made after the 4LATER Rider Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example: Income Base                                            $100,000
         Purchase Payment in Year 2                             $ 10,000
                                                                ---------
         New Income Base                                        $110,000
         Future Income Base (during 1st Waiting Period-Year 2   $125,500
     ($100,000 x 115%) + ($10,000 x 100%)+ (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                 $125,500
         New Future Income Base (during 2nd Waiting Period)     $144,325
                        ($125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

         4. Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER Rider Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000.

After a Reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

 Example:
         Income Base                                         $100,000           Maximum Income Base         $200,000
         Purchase Payment in Year 2                          $ 10,000           Increase to Maximum         $ 20,000
                                                                                  Income Base
         New Income Base                                     $110,000           New Maximum                 $220,000
                                                                                  Income Base
         Future Income Base after Purchase Payment           $125,500           Maximum Income Base         $220,000

         Income Base (after 1st Waiting Period)              $125,500
         Future Income Base (during 2nd Waiting Period)      $144,325           Maximum Income Base         $220,000

         Contract Value in Year 4                            $112,000
         Withdrawal of 10%                                   $ 11,200

         After Withdrawal (10% adjustment)
         Contract Value                                      $100,800
         Income Base                                         $112,950
         Future Income Base                                  $129,892           Maximum Income Base         $198,000

        5. Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER Rider Effective Date or (b) any prior Reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant(s) must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like Lincoln to administer this reset election for you. If you want Lincoln to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income
Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead.You may wish to reverse this election if you are not interested in the increased charge. . If the contract value is less than the Income Base on any reset date, Lincoln will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us. (See above for the impact of a reset on the Future Income Base.)

We reserve the right to restrict the effective date of Resets to Benefit Year anniversaries. We will notify you if this restriction is imposed. The Benefit Year is the 12-month period starting with the 4LATER Rider Effective Date and starting with each anniversary of the 4LATER Rider Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

B.   4LATER Advantage Guaranteed Income Benefit

When you are ready to elect i4LIFE regular income payments, the greater of the Income Base accumulated under the 4LATER or the contract value will be used to calculate the 4LATER Guaranteed Income Benefit. The 4LATER Guaranteed Income Benefit is a minimum payout floor for your i4LIFE regular income payments. The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER Rider. If the contract value is used to establish the 4LATER Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE regular income payment.

If the amount of your i4LIFE regular income payment (which is based on your i4LIFE Account Value) has fallen below the 4LATER Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE regular income payment. If your regular income payment is less than the 4LATER Guaranteed Income Benefit, we will reduce your i4LIFE Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE Account Value:

4LATER Guaranteed Income Benefit $    5,692                  i4LIFE regular income payment       $    5,280

         i4LIFE Account Value before payment                    $80,000
         Regular Income Payment                             -  $  5,280
         Additional payment for 4LATER Guaranteed
                    Income Benefit                          -  $    412
-------------------------------------------------------------------------
         i4LIFE Account Value after payment                     $74,308

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER Guaranteed Income Benefit. When your Account Value reaches zero, your i4LIFE Access Period will end and the i4LIFE Lifetime Income Period will begin.
Section I A.3 describes the Access Period and Section I A.6 describes the Lifetime Income Period. Additional amounts withdrawn from the Account Value to provide the 4LATER Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See
Section I B. regarding the i4LIFE death benefits. After the Access Period ends, we will continue to pay the 4LATER Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living (i.e., the i4LIFE Lifetime Income Period).

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER Guaranteed Income Benefit, the 4LATER Guaranteed Income Benefit will never come into effect.

The 4LATER Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER Guaranteed Income Benefit will become the current charge up to the Guaranteed Maximum charge. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).

Under 4LATER, additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE Regular Income Payments. At the time you elect i4LIFE, you also select the Access Period. (Additional information is contained in Section I.A.3 of this Supplement.) Generally, shorter Access Periods will produce a higher initial i4LIFE regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER Guaranteed Income Benefit is the longer of 20 years or the difference between your current age (nearest birthday) and age 90. (Note: i4LIFE can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER Rider will terminate. Terminations are discussed in Section II.D.3.

When you make your 4LATER Guaranteed Income Benefit and i4LIFE elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE regular income payments. Once you have elected 4LATER, the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:
         Assume:
         i4LIFE remaining Access Period = 10 years
         Current i4LIFE regular income payment = $6375
         Current 4LATER Guaranteed Income Benefit = $5692

         Extend Access Period 5 years
         i4LIFE regular income payment after extension = $5355
         Reduction in i4LIFE regular income payment = $5355 / $6375 = 84% Reduction in 4LATER Guaranteed Income Benefit = $5692 x 84% = $4781

C.   4LATER Charge

Prior to the periodic income commencement date (the valuation date the initial regular income payment under i4LIFE is determined), the annual 4LATER charge is currently 0.50% of the Income Base. The Income Base, as described above, is a value that will be used to calculate the 4LATER Guaranteed Income Benefit. An amount equal to the quarterly 4LATER Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER Rider Effective Date or the most recent contractowner elected reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic increases at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER in the future, the percentage charge will be the charge in effect at the time you elect 4LATER.

If you elect to reset the Income Base, a pro-rata deduction of the 4LATER Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER Rider charge will be deducted upon termination of the 4LATER Rider for any reason other than death.

On the periodic income commencement date, a pro-rata deduction of the 4LATER Rider charge will be made to cover the cost of 4LATER since the previous deduction. On and after the periodic income commencement date, the 4LATER Rider charge will be added to the i4LIFE charge (as set forth in the Expense Table and in Section I.A.2) as a daily percentage of average account value. This is a change to the calculation of the 4LATER charge because after the periodic income commencement date, when the 4LATER Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER Guaranteed Income Benefit (described above) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER Guaranteed Income Benefit is terminated, the 4LATER Rider annual charge will also terminate. See Terminations in D. 3 below.

D. General Provisions of 4LATER

         1. Eligibility. To purchase 4LATER, all contractowners and the annuitant must be age 80 or younger. Contractowners of qualified contracts should be younger than age 77 to receive the full benefit of 4LATER, since i4LIFE must be elected by age 80. If you plan to elect i4LIFE within three years of the issue date of 4LATER, you will not receive the benefit of the Future Income Base.

         2. 4LATER Advantage Rider Effective Date. If 4LATER is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER is elected after the contract is issued (by sending a written request to our home office), then it will be effective on the next valuation date following approval by us.

         3. Termination. After the later of the third anniversary of the 4LATER Rider Effective Date or the most recent Reset, the 4LATER Rider may be terminated upon written notice to Lincoln Life from the contractowner. Prior to the periodic income commencement date, 4LATER will automatically terminate upon any of the following events:
o  termination of the contract to which this 4LATER Rider is attached;
o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner).

After the periodic income commencement date, the 4LATER Rider will terminate due to any of the following events:
o the death of the annuitant (or for non-qualified contracts, the later of the death of the annuitant or secondary life if a joint payout was elected); or
o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER Rider Guaranteed Income Benefit and not the i4LIFE election, unless otherwise specified.

If you terminate 4LATER prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER or purchase the Lincoln SmartSecuritySM Advantage. If you terminate the 4LATER Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE Guaranteed Income Benefit, if available, after one year. The i4LIFE Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

4. Availability. The availability of 4LATER will depend upon your state's approval of the 4LATER Rider.You cannot elect 4LATER after an annuity payout option has been elected, including i4LIFE or Income4Life(R) Solution and it cannot be elected on contracts that currently have Lincoln SmartSecuritySM Advantage. 4LATER will be available to current contractowners on or after June 7, 2006.

After June 7, 2006, current contractowners who wish to drop the Lincoln SmartSecuritySM Advantage and move to 4LATER may do so until December 31, 2006 (or 90 days after approval in your state if later). Factors to consider when deciding which Rider is appropriate are: 1) whether you are interested in current income versus i4LIFE guaranteed regular income payments at a later date;
2) whether you are interested in the 15% automatic increase to the Income Base after each Waiting Period; 3) whether you want more flexibility in structuring your income provided by i4LIFE; or 4) if your contract will be subject to Investment Requirements (see Section IV below). You may want to discuss this with your registered representative before making a decision.

Contractowners who drop Lincoln SmartSecuritySM Advantage and elect 4LATER will not carry their Lincoln SmartSecuritySM Advantage Guaranteed Amount over into the new 4LATER. The 4LATER Income Base will be established based on the contractowner's contract value on the effective date of 4LATER. After December 31, 2006, contractowners who drop Lincoln SmartSecuritySM Advantage will have to wait one year before they can elect 4LATER. Refer to your prospectus for a discussion of Lincoln SmartSecuritySM Advantage.

Section III.   Guaranteed Income Benefit with i4LIFE(R) Advantage
The following discussion replaces the entire section titled Guaranteed Income Benefit in your prospectus.

For those who did not elect 4LATER, there currently is a Guaranteed Income Benefit available for purchase which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract.

This i4LIFE Guaranteed Income Benefit is different from the 4LATER Guaranteed Income Benefit previously discussed because if you elect 4LATER currently, you will be guaranteed the availability of a minimum payout floor in the future. There is no guarantee that the i4LIFE Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. In addition, the 4LATER Guaranteed Income Benefit has a guaranteed value, the Income Base, which can be used as an alternative to the contract value, if higher, to establish the Guaranteed Income Benefit floor. This Income Base is not available with the i4LIFE Guaranteed Income Benefit.

You may purchase the i4LIFE Guaranteed Income Benefit, if available, when you elect i4LIFE or anytime thereafter during the Access Period. The i4LIFE Guaranteed Income Benefit is initially equal to 75% of the regular income payment in effect at the time the Guaranteed Income Benefit is elected. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract.

If the amount of your i4LIFE regular income payment (which is based on your i4LIFE Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See
Section I.B. regarding the i4LIFE death benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living.

If you purchase the i4LIFE Guaranteed Income Benefit on or after April 10, 2006 (or later depending on state approval), an automatic step-up feature will be included for no additional charge. The automatic step-up feature works as follows: After the periodic income commencement date, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer this election for you. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election. At the time of a reset of the 15 year period, the charge for the Guaranteed Income Benefit may increase subject to the guaranteed maximum charge.

The i4LIFE Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Refer to the Example in Section I C.1 to see the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit.

Impacts to i4LIFE Regular Income Payments. When you select the i4LIFE Guaranteed Income Benefit, certain restrictions will apply to your contract:
o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
o The minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90. (The minimum Access Period is 15 years if the Guaranteed Income Benefit was elected prior to April 10, 2006.)

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE Guaranteed Income Benefit will also be reduced. The i4LIFE Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE Guaranteed Income Benefit will terminate. Refer to the Example at the end of Section II B to see the impact of extending the Access Period on regular income payments and a Guaranteed Income Benefit.

Contractowners who currently have the prior version of the i4LIFE Guaranteed Income Benefit have the opportunity to substitute this new increasing version of the i4LIFE Guaranteed Income Benefit until December 31, 2006 (or 90 days after approval in your state if later). Contractowners who change to the increasing i4LIFE Guaranteed Income Benefit may have to extend the Access Period, which will result in lower regular income payments and a lower Guaranteed Income Benefit. In addition, if the Account Value is less than when the original i4LIFE Guaranteed Income Benefit was elected, the new Guaranteed Income Benefit may be lower. Contractowners will also be subject to the Investment Requirements described in Section IV below.

The i4LIFE Guaranteed Income Benefit will terminate due to any of the following events:
o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected on a nonqualified contract); or
o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
o  upon written notice to us.

A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE Guaranteed Income Benefit and not the i4LIFE election, unless otherwise specified.

If you terminate the i4LIFE Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE regular income payments will be recalculated. The i4LIFE Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Section IV.   Investment Requirements

The following discussion outlines requirements that are applicable for certain features of your variable annuity contract.

Contractowners who have elected 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. If you do not elect any of these benefits, the investment requirements will not apply to your contract. Effective date: These Investment Requirements (if this language has been approved by your state) will be included in contracts issued after April 10, 2006 if 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit is purchased. These Investment Requirements do not apply to contractowners who purchased their Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit riders prior to April 10, 2006.

We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subacccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes Account Value if i4LIFE is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):

o AIM VI International Growth Fund
o Alliance Bernstein Small/Mid Cap Value Portfolio
o Alliance Bernstein Global Technology Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund
o Delaware VIP Emerging Markets Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity VIP Overseas Portfolio
o FVIPT Franklin Small-Mid Cap Growth Securities Fund
o Janus Aspen Mid Cap Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o Lincoln VIP Aggressive Growth Fund
o Lincoln VIP International Fund
o Lincoln VIP Growth Opportunities Fund
o MFS VIT Emerging Growth Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Lincoln VIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make a modification will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments. At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1) drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;
2) submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or
3) take no action and be subject to the quarterly rebalancing as described above.



               Please retain this supplement for future reference.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     Lincoln Life Variable Annuity Account N

                        Lincoln ChoicePlus Product Suite
                       Lincoln ChoicePlus II Product Suite
                   Lincoln ChoicePlus Assurance Product Suite

         Supplement to the Prospectus dated May 1, 2005, as supplemented

This Supplement outlines requirements on variable subaccount investments for contractowners who elect the Lincoln SmartSecuritySM Advantage or i4LIFE(R) Advantage Guaranteed Income Benefit. These Investment Requirements apply to new and existing contractowners who elect Lincoln SmartSecuritySM Advantage or i4LIFE(R) Advantage Guaranteed Income Benefit after April 10, 2006 (if this language has been approved by your state). If you do not elect these benefits, or if you elected them prior to April 10, 2006, the Investment Requirements will not apply to your contract. This Supplement is for informational purposes and requires no action on your part.

We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subacccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes Account Value if i4LIFE(R) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):

o AIM VI International Growth Fund
o Alliance Bernstein Global Technology Portfolio
o Alliance Bernstein Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund
o Delaware VIP Emerging Markets Series
o Delaware VIP International Series
o Delaware VIP REIT Series o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity VIP Overseas Portfolio
o FVIPT Franklin Small-Mid Cap Growth Securities Fund
o Janus Aspen Mid Cap Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o Lincoln VIP Aggressive Growth Fund
o Lincoln VIP Growth Opportunities Fund
o Lincoln VIP International Fund
o MFS VIT Emerging Growth Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Lincoln VIP Money Market Fund subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make a modification will be based on several factors including general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1) drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;
2) submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or
3) take no action and be subject to the quarterly rebalancing as described above.


              Please retain this Supplement for future reference.




                                    PART A

The prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to ] Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

Supplements to the prospectuses for the ChoicePlus II and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-40937) filed on August 19, 2005.

Supplements to the prospectuses for the ChoicePlus II and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to 497 Filings (File No. 333-40937) filed on September 16, 2005.

Supplements to the prospectuses for the ChoicePlus, ChoicePlus II and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to 497 Filings (File No. 333-40937) filed on October 20, 2005 and October 27, 2005.

                                     PART B

The Statements of Additional Information for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

Lincoln Life Variable Annuity Account N

Statement of assets and liabilities

December 31, 2005

                                                                                                         Mortality &
                                                                                                         Expense
                                                              Contract                     Contract      Guarantee
                                                              Purchases                    Redemptions   Charges
                                                              Due from                     Due to        Payable to
                                                              The Lincoln                  The Lincoln   The Lincoln
                                                              National Life                National Life National Life
                                                              Insurance                    Insurance     Insurance
Subaccount                                     Investments    Company       Total Assets   Company       Company
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                $   11,094,860   $    192    $   11,095,052    $    --      $    885
AIM V.I. Growth Class II                            5,096,443      8,704         5,105,147         --           445
AIM V.I. International Growth                      11,256,437         --        11,256,437         --           902
AIM V.I. International Growth Class II              6,450,115         --         6,450,115        102           555
AIM V.I. Premier Equity                            28,509,085         --        28,509,085     12,735         2,272
AIM V.I. Premier Equity Class II                    8,681,844         --         8,681,844      9,403           756
ABVPSF Global Technology Class B                   15,881,710      3,550        15,885,260         --         1,362
ABVPSF Growth and Income Class B                  206,163,873    176,720       206,340,593         --        17,963
ABVPSF Large Cap Growth Class B                    38,761,726     36,201        38,797,927         --         3,333
ABVPSF Small/Mid Cap Value Class B                 53,344,970    159,715        53,504,685         --         4,757
American Century VP Inflation Protection
 Class 2                                           99,945,525    106,108       100,051,633         --         8,822
American Funds Global Growth Class 2               59,279,606    204,700        59,484,306         --         5,284
American Funds Global Small Capitalization
 Class 2                                          146,034,063     65,525       146,099,588         --        12,664
American Funds Growth Class 2                   1,027,114,839    920,234     1,028,035,073         --        90,428
American Funds Growth-Income Class 2            1,157,893,598    888,667     1,158,782,265         --       102,676
American Funds International Class 2              412,746,870    304,518       413,051,388         --        36,096
Delaware VIPT Capital Reserves Service Class        4,126,013     16,494         4,142,507         --           364
Delaware VIPT Diversified Income Service Class    117,541,740    136,891       117,678,631         --        10,501
Delaware VIPT Emerging Markets Service Class       63,548,475    110,752        63,659,227         --         5,601
Delaware VIPT High Yield                           14,853,788    163,813        15,017,601         --         1,147
Delaware VIPT High Yield Service Class            151,276,382     80,379       151,356,761         --        13,447
Delaware VIPT International Value Equity            2,814,120         --         2,814,120         11           217
Delaware VIPT REIT                                 22,973,433        199        22,973,632         --         1,776
Delaware VIPT REIT Service Class                  161,809,327         --       161,809,327     36,382        14,365
Delaware VIPT Small Cap Value                      32,288,254         --        32,288,254          6         2,498
Delaware VIPT Small Cap Value Service Class       196,777,021     57,579       196,834,600         --        17,562
Delaware VIPT Trend                                30,725,388         --        30,725,388     15,141         2,379
Delaware VIPT Trend Service Class                 107,884,407         --       107,884,407     53,858         9,582
Delaware VIPT U.S. Growth Service Class            38,949,830     33,677        38,983,507         --         3,393
Delaware VIPT Value                                17,656,729         --        17,656,729     21,325         1,365
Delaware VIPT Value Service Class                  68,274,157     38,411        68,312,568         --         6,143
Fidelity VIP Contrafund Service Class 2           242,206,208    522,588       242,728,796         --        21,509
Fidelity VIP Equity-Income                         28,073,525         --        28,073,525     22,293         2,170
Fidelity VIP Equity-Income Service Class 2        108,477,370         --       108,477,370      4,136         9,581
Fidelity VIP Growth                                19,402,951         --        19,402,951        104         1,499
Fidelity VIP Growth Service Class 2                40,510,285     48,355        40,558,640         --         3,597
Fidelity VIP Mid Cap Service Class 2               29,149,535    118,773        29,268,308         --         2,612
Fidelity VIP Overseas                               7,812,074         --         7,812,074      2,121           603
Fidelity VIP Overseas Service Class 2              93,451,027    209,813        93,660,840         --         8,276
FTVIPT Franklin Small-Mid Cap Growth
 Securities Class 2                                59,131,861     80,371        59,212,232         --         5,155
FTVIPT Templeton Global Income Securities
 Class 2                                            9,220,668     76,969         9,297,637         --           856
FTVIPT Templeton Growth Securities Class 2         89,781,519     57,731        89,839,250         --         7,907
Janus Aspen Series Balanced Service Shares         39,734,306         --        39,734,306        583         3,430
Janus Aspen Series Mid Cap Growth Service
 Shares                                            15,321,027         --        15,321,027      1,624         1,336
Janus Aspen Series Worldwide Growth Service
 Shares                                             4,362,592         --         4,362,592        448           377
Lincoln VIPT Aggressive Growth                      1,832,480         --         1,832,480         --           162
Lincoln VIPT Aggressive Growth Service Class        5,538,391         --         5,538,391          3           482








Subaccount                                     Net Assets
-------------------------------------------------------------
AIM V.I. Growth                                $   11,094,167
AIM V.I. Growth Class II                            5,104,702
AIM V.I. International Growth                      11,255,535
AIM V.I. International Growth Class II              6,449,458
AIM V.I. Premier Equity                            28,494,078
AIM V.I. Premier Equity Class II                    8,671,685
ABVPSF Global Technology Class B                   15,883,898
ABVPSF Growth and Income Class B                  206,322,630
ABVPSF Large Cap Growth Class B                    38,794,594
ABVPSF Small/Mid Cap Value Class B                 53,499,928
American Century VP Inflation Protection
 Class 2                                          100,042,811
American Funds Global Growth Class 2               59,479,022
American Funds Global Small Capitalization
 Class 2                                          146,086,924
American Funds Growth Class 2                   1,027,944,645
American Funds Growth-Income Class 2            1,158,679,589
American Funds International Class 2              413,015,292
Delaware VIPT Capital Reserves Service Class        4,142,143
Delaware VIPT Diversified Income Service Class    117,668,130
Delaware VIPT Emerging Markets Service Class       63,653,626
Delaware VIPT High Yield                           15,016,454
Delaware VIPT High Yield Service Class            151,343,314
Delaware VIPT International Value Equity            2,813,892
Delaware VIPT REIT                                 22,971,856
Delaware VIPT REIT Service Class                  161,758,580
Delaware VIPT Small Cap Value                      32,285,750
Delaware VIPT Small Cap Value Service Class       196,817,038
Delaware VIPT Trend                                30,707,868
Delaware VIPT Trend Service Class                 107,820,967
Delaware VIPT U.S. Growth Service Class            38,980,114
Delaware VIPT Value                                17,634,039
Delaware VIPT Value Service Class                  68,306,425
Fidelity VIP Contrafund Service Class 2           242,707,287
Fidelity VIP Equity-Income                         28,049,062
Fidelity VIP Equity-Income Service Class 2        108,463,653
Fidelity VIP Growth                                19,401,348
Fidelity VIP Growth Service Class 2                40,555,043
Fidelity VIP Mid Cap Service Class 2               29,265,696
Fidelity VIP Overseas                               7,809,350
Fidelity VIP Overseas Service Class 2              93,652,564
FTVIPT Franklin Small-Mid Cap Growth
 Securities Class 2                                59,207,077
FTVIPT Templeton Global Income Securities
 Class 2                                            9,296,781
FTVIPT Templeton Growth Securities Class 2         89,831,343
Janus Aspen Series Balanced Service Shares         39,730,293
Janus Aspen Series Mid Cap Growth Service
 Shares                                            15,318,067
Janus Aspen Series Worldwide Growth Service
 Shares                                             4,361,767
Lincoln VIPT Aggressive Growth                      1,832,318
Lincoln VIPT Aggressive Growth Service Class        5,537,906

See accompanying notes.

Lincoln Life Variable Annuity Account N

December 31, 2005

                                                                                                      Mortality &
                                                                                                      Expense
                                                             Contract                   Contract      Guarantee
                                                             Purchases                  Redemptions   Charges
                                                             Due from                   Due to        Payable to
                                                             The Lincoln                The Lincoln   The Lincoln
                                                             National Life              National Life National Life
                                                             Insurance                  Insurance     Insurance
Subaccount                                      Investments  Company       Total Assets Company       Company       Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Aggressive Profile Service Class   $ 17,832,311   $ 42,891    $ 17,875,202   $     --       $ 1,627    $ 17,873,575
Lincoln VIPT Bond                                353,809,258         --     353,809,258    287,283        30,672     353,491,303
Lincoln VIPT Bond Service Class                  321,807,999    650,070     322,458,069         --        28,630     322,429,439
Lincoln VIPT Capital Appreciation                  3,928,820         --       3,928,820          4           353       3,928,463
Lincoln VIPT Capital Appreciation Service Class   11,917,424      1,536      11,918,960         --         1,052      11,917,908
Lincoln VIPT Conservative Profile Service Class   30,715,081         --      30,715,081    188,835         2,947      30,523,299
Lincoln VIPT Core                                    131,734         --         131,734         --            10         131,724
Lincoln VIPT Core Service Class                      795,141        320         795,461         --            79         795,382
Lincoln VIPT Equity-Income Service Class           4,697,646     84,586       4,782,232         --           426       4,781,806
Lincoln VIPT Global Asset Allocation              26,678,903     82,224      26,761,127         --         2,611      26,758,516
Lincoln VIPT Global Asset Allocation
 Service Class                                     9,580,966     10,236       9,591,202         --           851       9,590,351
Lincoln VIPT Growth                                   50,960         --          50,960         --             4          50,956
Lincoln VIPT Growth Service Class                  2,449,473         --       2,449,473        721           221       2,448,531
Lincoln VIPT Growth and Income Service Class       3,043,244         61       3,043,305         --           293       3,043,012
Lincoln VIPT Growth Opportunities
 Service Class                                       930,017      1,469         931,486         --            81         931,405
Lincoln VIPT International                        51,479,528         --      51,479,528    152,366         4,695      51,322,467
Lincoln VIPT International Service Class         110,508,925     76,008     110,584,933         --         9,741     110,575,192
Lincoln VIPT Moderate Profile Service Class       98,720,866    364,155      99,085,021         --         9,317      99,075,704
Lincoln VIPT Moderately Aggressive Profile
 Service Class                                    61,807,291    377,448      62,184,739         --         5,882      62,178,857
Lincoln VIPT Money Market                        106,855,853     12,670     106,868,523         --         9,254     106,859,269
Lincoln VIPT Money Market Service Class           78,855,378    399,405      79,254,783         --         6,975      79,247,808
Lincoln VIPT Social Awareness                     29,130,075      6,122      29,136,197         --         2,546      29,133,651
Lincoln VIPT Social Awareness Service Class       71,795,550     94,911      71,890,461         --         6,317      71,884,144
MFS VIT Capital Opportunities Service Class        6,234,963         --       6,234,963        492           562       6,233,909
MFS VIT Emerging Growth                            9,153,388         --       9,153,388      9,094           707       9,143,587
MFS VIT Emerging Growth Service Class             10,364,648         --      10,364,648      9,071           909      10,354,668
MFS VIT Total Return                              46,131,799        345      46,132,144         --         3,605      46,128,539
MFS VIT Total Return Service Class               241,080,905    205,216     241,286,121         --        21,596     241,264,525
MFS VIT Utilities                                 33,335,297         --      33,335,297     87,825         2,569      33,244,903
MFS VIT Utilities Service Class                   77,758,244     12,406      77,770,650         --         6,937      77,763,713
NB AMT Mid-Cap Growth                             71,577,529         --      71,577,529    164,846         6,398      71,406,285
NB AMT Regency                                   114,858,864         --     114,858,864     59,638        10,169     114,789,057
Putnam VT Growth & Income Class IB                 7,331,233         --       7,331,233      1,053           643       7,329,537
Putnam VT Health Sciences Class IB                10,492,807         --      10,492,807    117,564           894      10,374,349
Scudder VIT Equity 500 Index                      68,280,640         --      68,280,640     16,612         5,642      68,258,386
Scudder VIT Equity 500 Index Service Class        29,706,406         --      29,706,406    101,283         2,594      29,602,529
Scudder VIT Small Cap Index                       16,292,179         --      16,292,179      1,963         1,384      16,288,832
Scudder VIT Small Cap Index Service Class         19,318,753         --      19,318,753     69,623         1,705      19,247,425

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life Variable Annuity Account N

Statement of operations

Year Ended December 31, 2005

                                                        Dividends
                                                        from        Mortality and     Net
                                                        Investment  Expense           Investment
Subaccount                                              Income      Guarantee Charges Income (Loss)
---------------------------------------------------------------------------------------------------
AIM V.I. Growth                                         $        --   $   (171,624)    $  (171,624)
AIM V.I. Growth Class II                                         --        (77,289)        (77,289)
AIM V.I. International Growth                                69,047       (163,418)        (94,371)
AIM V.I. International Growth Class II                       35,024        (94,315)        (59,291)
AIM V.I. Premier Equity                                     237,703       (445,442)       (207,739)
AIM V.I. Premier Equity Class II                             53,750       (140,252)        (86,502)
ABVPSF Global Technology Class B                                 --       (234,387)       (234,387)
ABVPSF Growth and Income Class B                          2,447,286     (3,011,230)       (563,944)
ABVPSF Large Cap Growth Class B                                  --       (546,229)       (546,229)
ABVPSF Small/Mid Cap Value Class B                          241,353       (693,167)       (451,814)
American Century VP Inflation Protection Class 2          3,272,643     (1,133,159)      2,139,484
American Funds Global Growth Class 2                        228,096       (578,675)       (350,579)
American Funds Global Small Capitalization Class 2        1,091,347     (1,775,388)       (684,041)
American Funds Growth Class 2                             6,262,953    (13,022,367)     (6,759,414)
American Funds Growth-Income Class 2                     14,490,980    (15,841,943)     (1,350,963)
American Funds International Class 2                      5,360,707     (4,924,910)        435,797
Delaware VIPT Capital Reserves Service Class                 46,194        (18,737)         27,457
Delaware VIPT Diversified Income Service Class              484,852     (1,346,320)       (861,468)
Delaware VIPT Emerging Markets Service Class                 23,019       (504,478)       (481,459)
Delaware VIPT High Yield                                  1,388,227       (258,328)      1,129,899
Delaware VIPT High Yield Service Class                    8,156,617     (2,197,479)      5,959,138
Delaware VIPT International Value Equity                     37,705        (37,621)             84
Delaware VIPT REIT                                          511,131       (352,142)        158,989
Delaware VIPT REIT Service Class                          2,210,612     (2,290,776)        (80,164)
Delaware VIPT Small Cap Value                               125,377       (460,962)       (335,585)
Delaware VIPT Small Cap Value Service Class                 216,081     (2,501,454)     (2,285,373)
Delaware VIPT Trend                                              --       (456,246)       (456,246)
Delaware VIPT Trend Service Class                                --     (1,624,260)     (1,624,260)
Delaware VIPT U.S. Growth Service Class                     136,680       (580,479)       (443,799)
Delaware VIPT Value                                         293,651       (245,342)         48,309
Delaware VIPT Value Service Class                           505,151       (753,626)       (248,475)
Fidelity VIP Contrafund Service Class 2                     142,068     (2,505,806)     (2,363,738)
Fidelity VIP Equity-Income                                  515,720       (423,659)         92,061
Fidelity VIP Equity-Income Service Class 2                1,248,654     (1,609,036)       (360,382)
Fidelity VIP Growth                                         113,788       (293,580)       (179,792)
Fidelity VIP Growth Service Class 2                          68,752       (533,930)       (465,178)
Fidelity VIP Mid Cap Service Class 2                             --        (96,286)        (96,286)
Fidelity VIP Overseas                                        49,502       (103,295)        (53,793)
Fidelity VIP Overseas Service Class 2                       283,939     (1,165,103)       (881,164)
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2          --       (834,942)       (834,942)
FTVIPT Templeton Global Income Securities Class 2             3,918        (36,326)        (32,408)
FTVIPT Templeton Growth Securities Class 2                  751,954     (1,090,365)       (338,411)
Janus Aspen Series Balanced Service Shares                  827,121       (617,637)        209,484
Janus Aspen Series Mid Cap Growth Service Shares                 --       (205,449)       (205,449)
Janus Aspen Series Worldwide Growth Service Shares           53,792        (71,408)        (17,616)
Lincoln VIPT Aggressive Growth                                   --        (23,962)        (23,962)
Lincoln VIPT Aggressive Growth Service Class                     --        (49,982)        (49,982)
Lincoln VIPT Aggressive Profile Service Class                    --        (78,313)        (78,313)
Lincoln VIPT Bond                                        14,798,211     (5,578,086)      9,220,125
Lincoln VIPT Bond Service Class                          11,831,801     (4,196,983)      7,634,818
Lincoln VIPT Capital Appreciation                             9,848        (57,871)        (48,023)
Lincoln VIPT Capital Appreciation Service Class               5,061       (136,760)       (131,699)
Lincoln VIPT Conservative Profile Service Class                  --       (128,208)       (128,208)
Lincoln VIPT Core                                               326           (495)           (169)
Lincoln VIPT Core Service Class                               1,356         (3,612)         (2,256)
Lincoln VIPT Equity-Income Service Class                     34,221        (21,621)         12,600
Lincoln VIPT Global Asset Allocation                        273,766       (304,841)        (31,075)

See accompanying notes.

                                               Net Change in   Net Increase
                 Dividends from Total Net      Unrealized      (Decrease) in
  Net Realized   Net Realized   Realized       Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
   $(2,151,687)    $       --    $(2,151,687)   $  2,929,035    $    605,724
       154,167             --        154,167         164,579         241,457
       786,541             --        786,541         992,614       1,684,784
       310,184             --        310,184         632,360         883,253
    (2,753,690)            --     (2,753,690)      4,048,961       1,087,532
       157,716             --        157,716         236,066         307,280
    (1,198,433)            --     (1,198,433)      1,669,053         236,233
     2,076,076             --      2,076,076       4,456,729       5,968,861
      (112,296)            --       (112,296)      5,174,535       4,516,010
       753,579      1,878,575      2,632,154         276,996       2,457,336
       (31,674)        26,049         (5,625)     (2,084,658)         49,201
       240,792             --        240,792       5,721,773       5,611,986
     3,360,813             --      3,360,813      22,750,904      25,427,676
     3,315,013             --      3,315,013     124,007,422     120,563,021
     4,662,726      4,001,187      8,663,913      38,944,464      46,257,414
     3,088,318             --      3,088,318      59,819,207      63,343,322
       (10,754)            --        (10,754)        (14,845)          1,858
        89,791        306,222        396,013      (1,292,687)     (1,758,142)
       612,478        218,071        830,549       7,703,167       8,052,257
       745,280             --        745,280      (1,364,670)        510,509
     1,197,891             --      1,197,891      (4,750,695)      2,406,334
        99,526         27,598        127,124         185,418         312,626
     2,480,970      1,549,010      4,029,980      (3,057,285)      1,131,684
     3,065,266      7,560,430     10,625,696      (2,712,210)      7,833,322
     2,054,685      2,382,163      4,436,848      (1,614,673)      2,486,590
     2,048,748      9,750,674     11,799,422       2,524,383      12,038,432
      (230,805)            --       (230,805)      1,508,509         821,458
     2,014,255             --      2,014,255       3,893,139       4,283,134
       590,564             --        590,564       4,425,710       4,572,475
       444,400             --        444,400         300,332         793,041
       319,319             --        319,319       2,042,521       2,113,365
       336,435         20,295        356,730      26,704,495      24,697,487
       420,875      1,133,310      1,554,185        (474,765)      1,171,481
       857,395      3,086,951      3,944,346       1,006,679       4,590,643
    (2,394,919)            --     (2,394,919)      3,314,309         739,598
       187,933             --        187,933       2,168,855       1,891,610
        15,446             --         15,446       1,422,597       1,341,757
       154,355         38,740        193,095       1,050,807       1,190,109
       949,365        283,939      1,233,304      13,430,324      13,782,464
       602,302             --        602,302       2,290,760       2,058,120
        (1,094)            --         (1,094)         55,990          22,488
       603,219             --        603,219       5,280,877       5,545,685
       736,318             --        736,318       1,413,577       2,359,379
       296,550             --        296,550       1,443,713       1,534,814
       124,270             --        124,270          49,087         155,741
        41,637             --         41,637         137,914         155,589
        39,116             --         39,116         385,093         374,227
        23,779             --         23,779         619,463         564,929
       116,567      3,554,425      3,670,992      (9,259,132)      3,631,985
      (113,647)     2,490,053      2,376,406      (8,234,365)      1,776,859
       150,265             --        150,265          13,447         115,689
        34,751             --         34,751         535,481         438,533
         8,521             --          8,521         396,580         276,893
            96             --             96             609             536
         2,264             --          2,264          10,469          10,477
         7,290             --          7,290          78,459          98,349
       155,509        434,003        589,512         639,227       1,197,664

Lincoln Life Variable Annuity Account N

Year Ended December 31, 2005

                                                         Dividends
                                                         from       Mortality and     Net
                                                         Investment Expense           Investment
Subaccount                                               Income     Guarantee Charges Income (Loss)
---------------------------------------------------------------------------------------------------
Lincoln VIPT Global Asset Allocation Service Class       $   74,822    $   (96,229)    $   (21,407)
Lincoln VIPT Growth                                              --           (352)           (352)
Lincoln VIPT Growth Service Class                                --        (10,302)        (10,302)
Lincoln VIPT Growth and Income Service Class                 25,228        (13,849)         11,379
Lincoln VIPT Growth Opportunities Service Class                  --         (3,374)         (3,374)
Lincoln VIPT International                                  973,754       (675,822)        297,932
Lincoln VIPT International Service Class                  1,831,622     (1,369,062)        462,560
Lincoln VIPT Moderate Profile Service Class                      --       (439,325)       (439,325)
Lincoln VIPT Moderately Aggressive Profile Service Class         --       (278,023)       (278,023)
Lincoln VIPT Money Market                                 2,895,855     (1,651,509)      1,244,346
Lincoln VIPT Money Market Service Class                   1,659,520     (1,031,153)        628,367
Lincoln VIPT Social Awareness                               235,966       (425,205)       (189,239)
Lincoln VIPT Social Awareness Service Class                 427,005       (936,118)       (509,113)
MFS VIT Capital Opportunities Service Class                  32,041        (96,690)        (64,649)
MFS VIT Emerging Growth                                          --       (130,795)       (130,795)
MFS VIT Emerging Growth Service Class                            --       (151,245)       (151,245)
MFS VIT Total Return                                        991,689       (687,615)        304,074
MFS VIT Total Return Service Class                        3,518,877     (3,306,739)        212,138
MFS VIT Utilities                                           195,588       (448,713)       (253,125)
MFS VIT Utilities Service Class                             279,438       (972,968)       (693,530)
NB AMT Mid-Cap Growth                                            --       (899,869)       (899,869)
NB AMT Regency                                               86,581     (1,474,699)     (1,388,118)
Putnam VT Growth & Income Class IB                          115,553       (117,231)         (1,678)
Putnam VT Health Sciences Class IB                            4,387       (152,770)       (148,383)
Scudder VIT EAFE Equity Index                                65,629        (25,690)         39,939
Scudder VIT EAFE Equity Index Service Class                 144,641        (49,648)         94,993
Scudder VIT Equity 500 Index                              1,148,670     (1,081,266)         67,404
Scudder VIT Equity 500 Index Service Class                  276,151       (363,407)        (87,256)
Scudder VIT Small Cap Index                                  96,193       (243,728)       (147,535)
Scudder VIT Small Cap Index Service Class                    53,312       (234,405)       (181,093)

                                               Net Change in   Net Increase
                 Dividends from Total          Unrealized      (Decrease) in
  Net Realized   Net Realized   Net Realized   Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
   $    63,790     $  137,897    $   201,687     $   220,949    $   401,229
           192             --            192           3,513          3,353
          (375)            --           (375)        119,845        109,168
          (386)            --           (386)         26,870         37,863
           947             --            947          13,192         10,765
       765,369             --        765,369       3,646,521      4,709,822
       606,297             --        606,297       8,606,999      9,675,856
        46,606             --         46,606       2,314,585      1,921,866
        58,985             --         58,985       1,863,011      1,643,973
            --             --             --              --      1,244,346
            --             --             --              --        628,367
       642,621             --        642,621       2,308,877      2,762,259
       447,426             --        447,426       6,390,753      6,329,066
        77,862             --         77,862           9,565         22,778
    (1,422,875)            --     (1,422,875)      2,167,212        613,542
       206,291             --        206,291         649,751        704,797
       849,557      1,944,204      2,793,761      (2,454,940)       642,895
       852,997      7,567,212      8,420,209      (6,293,603)     2,338,744
       479,396             --        479,396       4,331,477      4,557,748
     2,080,795             --      2,080,795       6,998,001      8,385,266
       720,007             --        720,007       7,300,031      7,120,169
       972,435      6,382,323      7,354,758       4,090,922     10,057,562
       204,018             --        204,018          40,561        242,901
       547,976             --        547,976         666,995      1,066,588
       407,679             --        407,679        (485,542)       (37,924)
       380,000             --        380,000        (583,648)      (108,655)
     1,252,139             --      1,252,139         618,087      1,937,630
       119,685             --        119,685         833,657        866,086
       880,851        412,560      1,293,411        (643,814)       502,062
        91,137        354,800        445,937         375,436        640,280

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2004 and 2005



                                                                         AIM V.I.     AIM V.I.        AIM V.I. International
                                                                         Growth       Growth Class II Growth
                                                                         Subaccount   Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $15,880,142    $4,766,041         $11,187,573
Changes From Operations:
.. Net investment income (loss)                                              (211,654)      (87,042)            (89,899)
.. Net realized gain (loss) on investments                                 (3,093,953)      304,314           1,356,714
.. Net change in unrealized appreciation or depreciation on investments     4,144,303       117,644           1,041,970
                                                                         -----------    ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  838,696       334,916           2,308,785
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       273,458     1,361,572             102,895
..   Contract withdrawals and transfers to annuity reserves                (1,892,699)     (377,186)         (1,451,621)
..   Contract transfers                                                    (1,253,110)     (739,560)           (713,254)
                                                                         -----------    ----------         -----------
                                                                          (2,872,351)      244,826          (2,061,980)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --            --                  --
..   Annuity Payments                                                          (1,751)           --                  --
..   Receipt (reimbursement) of mortality guarantee adjustments                   129            --                  --
                                                                         -----------    ----------         -----------
                                                                              (1,622)           --                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             (2,873,973)      244,826          (2,061,980)
                                                                         -----------    ----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (2,035,277)      579,742             246,805
                                                                         -----------    ----------         -----------
NET ASSETS AT DECEMBER 31, 2004                                           13,844,865     5,345,783          11,434,378
Changes From Operations:
.. Net investment income (loss)                                              (171,624)      (77,289)            (94,371)
.. Net realized gain (loss) on investments                                 (2,151,687)      154,167             786,541
.. Net change in unrealized appreciation or depreciation on investments     2,929,035       164,579             992,614
                                                                         -----------    ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  605,724       241,457           1,684,784
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       118,422        72,823              95,785
..   Contract withdrawals and transfers to annuity reserves                (1,219,393)     (389,667)         (2,150,641)
..   Contract transfers                                                    (2,253,869)     (165,694)            184,598
                                                                         -----------    ----------         -----------
                                                                          (3,354,840)     (482,538)         (1,870,258)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --            --                  --
..   Annuity Payments                                                          (1,753)           --               6,638
..   Receipt (reimbursement) of mortality guarantee adjustments                   171            --                  (7)
                                                                         -----------    ----------         -----------
                                                                              (1,582)           --               6,631
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             (3,356,422)     (482,538)         (1,863,627)
                                                                         -----------    ----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (2,750,698)     (241,081)           (178,843)
                                                                         -----------    ----------         -----------
NET ASSETS AT DECEMBER 31, 2005                                          $11,094,167    $5,104,702         $11,255,535
                                                                         ===========    ==========         ===========

                                                                         AIM V.I.
                                                                         International
                                                                         Growth
                                                                         Class II
                                                                         Subaccount
--------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                             $3,506,721
Changes From Operations:
.. Net investment income (loss)                                               (46,595)
.. Net realized gain (loss) on investments                                    398,477
.. Net change in unrealized appreciation or depreciation on investments       644,309
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  996,191
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       841,390
..   Contract withdrawals and transfers to annuity reserves                  (297,244)
..   Contract transfers                                                       813,456
                                                                          ----------
                                                                           1,357,602
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --
..   Annuity Payments                                                              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                          ----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              1,357,602
                                                                          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    2,353,793
                                                                          ----------
NET ASSETS AT DECEMBER 31, 2004                                            5,860,514
Changes From Operations:
.. Net investment income (loss)                                               (59,291)
.. Net realized gain (loss) on investments                                    310,184
.. Net change in unrealized appreciation or depreciation on investments       632,360
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  883,253
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       170,814
..   Contract withdrawals and transfers to annuity reserves                  (322,056)
..   Contract transfers                                                      (143,067)
                                                                          ----------
                                                                            (294,309)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                   8,985
..   Annuity Payments                                                          (8,985)
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                          ----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                               (294,309)
                                                                          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      588,944
                                                                          ----------
NET ASSETS AT DECEMBER 31, 2005                                           $6,449,458
                                                                          ==========

See accompanying notes.

                                                                                              American
                 AIM V.I. Premier ABVPSF            ABVPSF         ABVPSF Large ABVPSF        Century VP         American Funds
AIM V.I. Premier Equity           Global Technology Growth and     Cap Growth   Small/Mid Cap Inflation          Global
Equity           Class II         Class B           Income Class B Class B      Value Class B Protection Class 2 Growth Class 2
Subaccount       Subaccount       Subaccount        Subaccount     Subaccount   Subaccount    Subaccount         Subaccount
--------------------------------------------------------------------------------------------------------------------------------
  $42,037,082       $8,456,104       $16,241,721     $111,968,167  $28,289,885   $14,514,469     $         --     $        --
     (379,800)        (114,388)         (237,053)      (1,148,356)    (470,466)     (331,351)         153,822         (57,843)
   (3,758,539)         102,911        (2,204,229)         634,115     (782,659)    1,132,534           26,987           5,906
    5,486,459          357,018         2,945,293       14,512,143    3,359,132     3,522,149          399,931       1,264,997
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------

    1,348,120          345,541           504,011       13,997,902    2,106,007     4,323,332          580,740       1,213,060
      569,300          964,839         2,539,349       47,852,037    5,137,237    12,292,297       16,244,650      12,601,826
   (4,595,606)        (923,548)       (1,472,154)      (9,017,200)  (2,472,215)   (1,257,507)        (427,386)       (139,266)
   (4,371,947)         493,971        (1,220,028)       7,682,417    1,069,717     5,494,400       15,644,438       3,811,967
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   (8,398,253)         535,262          (152,833)      46,517,254    3,734,739    16,529,190       31,461,702      16,274,527
        1,290               --             7,508            9,420           --            --               --              --
       (4,656)              32            (4,295)         (15,610)          --            --               --           8,586
            1              (32)              (22)             (39)          --            --               --             (18)
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
       (3,365)              --             3,191           (6,229)          --            --               --           8,568
   (8,401,618)         535,262          (149,642)      46,511,025    3,734,739    16,529,190       31,461,702      16,283,095
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   (7,053,498)         880,803           354,369       60,508,927    5,840,746    20,852,522       32,042,442      17,496,155
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   34,983,584        9,336,907        16,596,090      172,477,094   34,130,631    35,366,991       32,042,442      17,496,155
     (207,739)         (86,502)         (234,387)        (563,944)    (546,229)     (451,814)       2,139,484        (350,579)
   (2,753,690)         157,716        (1,198,433)       2,076,076     (112,296)    2,632,154           (5,625)        240,792
    4,048,961          236,066         1,669,053        4,456,729    5,174,535       276,996       (2,084,658)      5,721,773
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------

    1,087,532          307,280           236,233        5,968,861    4,516,010     2,457,336           49,201       5,611,986
      220,008          127,163         2,027,944       39,700,183    2,701,281    16,386,673       44,573,535      27,739,707
   (3,498,254)        (738,221)       (1,805,053)     (15,559,848)  (2,414,384)   (3,759,256)      (2,913,692)     (1,577,770)
   (4,295,707)        (361,444)       (1,165,803)       3,665,182     (156,681)    3,030,468       26,172,831      10,126,993
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   (7,573,953)        (972,502)         (942,912)      27,805,517      130,216    15,657,885       67,832,674      36,288,930
       (1,384)              94                --          101,834       22,834        22,834          151,332          85,508
       (1,704)             (88)           (5,520)         (29,967)      (5,070)       (5,093)         (32,686)         (3,414)
            3               (6)                7             (709)         (27)          (25)            (152)           (143)
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
       (3,085)              --            (5,513)          71,158       17,737        17,716          118,494          81,951
   (7,577,038)        (972,502)         (948,425)      27,876,675      147,953    15,675,601       67,951,168      36,370,881
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   (6,489,506)        (665,222)         (712,192)      33,845,536    4,663,963    18,132,937       68,000,369      41,982,867
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
  $28,494,078       $8,671,685       $15,883,898     $206,322,630  $38,794,594   $53,499,928     $100,042,811     $59,479,022
  ===========       ==========       ===========     ============  ===========   ===========     ============     ===========

American Funds
Global Small
Capitalization
Class 2
Subaccount
--------------
 $ 35,447,235
     (939,721)
    1,067,534
   11,870,841
 ------------

   11,998,654
   27,599,735
   (3,345,350)
   15,250,397
 ------------
   39,504,782
        9,010
      (11,682)
          363
 ------------
       (2,309)
   39,502,473
 ------------
   51,501,127
 ------------
   86,948,362
     (684,041)
    3,360,813
   22,750,904
 ------------

   25,427,676
   29,196,248
   (9,831,161)
   14,360,475
 ------------
   33,725,562
           --
      (15,312)
          636
 ------------
      (14,676)
   33,710,886
 ------------
   59,138,562
 ------------
 $146,086,924
 ============

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                                         American Funds  American Funds
                                                                         American Funds  Growth-Income   International
                                                                         Growth Class 2  Class 2         Class 2
                                                                         Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $  348,311,333  $  436,956,266   $117,109,450
Changes From Operations:
.. Net investment income (loss)                                               (6,700,297)     (3,144,435)       146,309
.. Net realized gain (loss) on investments                                       523,769       1,069,903      2,575,088
.. Net change in unrealized appreciation or depreciation on investments       66,922,291      64,095,709     30,719,563
                                                                         --------------  --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  60,745,763      62,021,177     33,440,960
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                      220,537,269     286,856,603     77,030,077
..   Contract withdrawals and transfers to annuity reserves                  (30,010,001)    (37,523,594)   (10,692,473)
..   Contract transfers                                                       85,372,569     124,133,546     37,149,512
                                                                         --------------  --------------   ------------
                                                                            275,899,837     373,466,555    103,487,116
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                    369,769       1,547,936         55,487
..   Annuity Payments                                                           (146,151)       (251,271)       (81,930)
..   Receipt (reimbursement) of mortality guarantee adjustments                   (7,431)         (6,099)         3,117
                                                                         --------------  --------------   ------------
                                                                                216,187       1,290,566        (23,326)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 UNIT TRANSACTIONS                                                          276,116,024     374,757,121    103,463,790
                                                                         --------------  --------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     336,861,787     436,778,298    136,904,750
                                                                         --------------  --------------   ------------
NET ASSETS AT DECEMBER 31, 2004                                             685,173,120     873,734,564    254,014,200
Changes From Operations:
.. Net investment income (loss)                                               (6,759,414)     (1,350,963)       435,797
.. Net realized gain (loss) on investments                                     3,315,013       8,663,913      3,088,318
.. Net change in unrealized appreciation or depreciation on investments      124,007,422      38,944,464     59,819,207
                                                                         --------------  --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 120,563,021      46,257,414     63,343,322
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                      225,159,955     252,232,460     80,460,664
..   Contract withdrawals and transfers to annuity reserves                  (50,108,581)    (65,450,917)   (20,264,326)
..   Contract transfers                                                       47,212,002      51,677,179     35,482,154
                                                                         --------------  --------------   ------------
                                                                            222,263,376     238,458,722     95,678,492
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                    130,396         556,055         79,136
..   Annuity Payments                                                           (182,480)       (326,674)      (103,969)
..   Receipt (reimbursement) of mortality guarantee adjustments                   (2,788)           (492)         4,111
                                                                         --------------  --------------   ------------
                                                                                (54,872)        228,889        (20,722)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 UNIT TRANSACTIONS                                                          222,208,504     238,687,611     95,657,770
                                                                         --------------  --------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     342,771,525     284,945,025    159,001,092
                                                                         --------------  --------------   ------------
NET ASSETS AT DECEMBER 31, 2005                                          $1,027,944,645  $1,158,679,589   $413,015,292
                                                                         ==============  ==============   ============

                                                                         Delaware VIPT
                                                                         Capital Reserves
                                                                         Service Class
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                               $       --
Changes From Operations:
.. Net investment income (loss)                                                      --
.. Net realized gain (loss) on investments                                           --
.. Net change in unrealized appreciation or depreciation on investments              --
                                                                            ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                         --
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                              --
..   Contract withdrawals and transfers to annuity reserves                          --
..   Contract transfers                                                              --
                                                                            ----------
                                                                                    --
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        --
..   Annuity Payments                                                                --
..   Receipt (reimbursement) of mortality guarantee adjustments                      --
                                                                            ----------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 UNIT TRANSACTIONS                                                                  --
                                                                            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --
                                                                            ----------
NET ASSETS AT DECEMBER 31, 2004                                                     --
Changes From Operations:
.. Net investment income (loss)                                                  27,457
.. Net realized gain (loss) on investments                                      (10,754)
.. Net change in unrealized appreciation or depreciation on investments         (14,845)
                                                                            ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                      1,858
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       4,366,429
..   Contract withdrawals and transfers to annuity reserves                     (19,108)
..   Contract transfers                                                        (207,036)
                                                                            ----------
                                                                             4,140,285
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        --
..   Annuity Payments                                                                --
..   Receipt (reimbursement) of mortality guarantee adjustments                      --
                                                                            ----------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 UNIT TRANSACTIONS                                                           4,140,285
                                                                            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      4,142,143
                                                                            ----------
NET ASSETS AT DECEMBER 31, 2005                                             $4,142,143
                                                                            ==========

                   Delaware VIPT
Delaware VIPT      Emerging                      Delaware VIPT Delaware VIPT                                  Delaware VIPT
Diversified Income Markets Service Delaware VIPT High Yield    International Delaware VIPT Delaware VIPT      Small Cap
Service Class      Class           High Yield    Service Class Value Equity  REIT          REIT Service Class Value
Subaccount         Subaccount      Subaccount    Subaccount    Subaccount    Subaccount    Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------------------
   $         --      $        --    $23,797,308  $ 60,480,694   $2,166,408    $23,460,839     $ 51,191,530     $31,463,013
       (166,829)         (30,170)     1,111,661     2,855,669       26,843        176,452          (65,563)       (377,402)
         28,878          113,686        910,176     1,271,205       44,259      1,417,799        2,407,200       2,011,318
      1,662,379        1,187,877        464,522     7,015,013      309,021      4,904,025       21,302,924       4,123,523
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------

      1,524,428        1,271,393      2,486,359    11,141,887      380,123      6,498,276       23,644,561       5,757,439
     22,031,142        3,669,993        131,199    41,764,498       18,503        351,309       36,579,794         303,918
       (561,724)         (83,869)    (2,330,229)   (5,770,398)    (260,172)    (2,807,907)      (5,004,796)     (3,111,124)
     20,012,475        5,489,948     (4,895,122)   14,036,084      (97,549)     1,664,277       19,604,357          (8,302)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     41,481,893        9,076,072     (7,094,152)   50,030,184     (339,218)      (792,321)      51,179,355      (2,815,508)
             --               --          8,255        39,205           --         72,150               --          17,695
             --               --         (9,960)       (6,691)          --        (89,108)          44,926         (20,837)
             --               --            197           (62)          --            599           (8,260)             44
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
             --               --         (1,508)       32,452           --        (16,359)          36,666          (3,098)
     41,481,893        9,076,072     (7,095,660)   50,062,636     (339,218)      (808,680)      51,216,021      (2,818,606)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     43,006,321       10,347,465     (4,609,301)   61,204,523       40,905      5,689,596       74,860,582       2,938,833
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     43,006,321       10,347,465     19,188,007   121,685,217    2,207,313     29,150,435      126,052,112      34,401,846
       (861,468)        (481,459)     1,129,899     5,959,138           84        158,989          (80,164)       (335,585)
        396,013          830,549        745,280     1,197,891      127,124      4,029,980       10,625,696       4,436,848
     (1,292,687)       7,703,167     (1,364,670)   (4,750,695)     185,418     (3,057,285)      (2,712,210)     (1,614,673)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     (1,758,142)       8,052,257        510,509     2,406,334      312,626      1,131,684        7,833,322       2,486,590
     52,888,682       26,142,677         64,704    33,734,338       14,680        230,148       36,280,582         272,095
     (3,710,402)      (1,394,978)    (1,938,858)   (8,872,344)    (260,945)    (3,994,192)      (9,011,312)     (3,263,673)
     27,133,434       20,506,205     (2,800,449)    2,317,370      540,218     (3,527,568)         602,487      (1,617,878)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     76,311,714       45,253,904     (4,674,603)   27,179,364      293,953     (7,291,612)      27,871,757      (4,609,456)
        110,359               --         11,992        81,802           --         19,960           18,227          40,572
         (1,948)              --        (19,661)       (9,349)          --        (39,439)         (16,940)        (33,656)
           (174)              --            210           (54)          --            828              102            (146)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
        108,237               --         (7,459)       72,399           --        (18,651)           1,389           6,770

     76,419,951       45,253,904     (4,682,062)   27,251,763      293,953     (7,310,263)      27,873,146      (4,602,686)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     74,661,809       53,306,161     (4,171,553)   29,658,097      606,579     (6,178,579)      35,706,468      (2,116,096)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
   $117,668,130      $63,653,626    $15,016,454  $151,343,314   $2,813,892    $22,971,856     $161,758,580     $32,285,750
   ============      ===========    ===========  ============   ==========    ===========     ============     ===========

Delaware VIPT
Small Cap Value
Service Class
Subaccount
---------------
 $ 63,655,137
   (1,417,664)
    2,811,351
   17,209,528
 ------------

   18,603,215
   36,182,271
   (5,439,695)
   15,104,435
 ------------
   45,847,011
           --
      (81,507)
           82
 ------------
      (81,425)
   45,765,586
 ------------
   64,368,801
 ------------
  128,023,938
   (2,285,373)
   11,799,422
    2,524,383
 ------------
   12,038,432
   55,380,032
   (9,185,759)
   10,647,901
 ------------
   56,842,174
           --
      (87,642)
          136
 ------------
      (87,506)

   56,754,668
 ------------
   68,793,100
 ------------
 $196,817,038
 ============

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                                           Delaware VIPT Delaware VIPT
                                                                             Delaware VIPT Trend Service U.S. Growth
                                                                             Trend         Class         Service Class
                                                                             Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                                 $39,417,437  $ 50,750,853   $ 8,688,397
Changes From Operations:
.. Net investment income (loss)                                                   (535,392)   (1,172,591)     (344,199)
.. Net realized gain (loss) on investments                                        (429,794)      487,614         1,476
.. Net change in unrealized appreciation or depreciation on investments          4,912,292     9,440,338     1,717,137
                                                                              -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                     3,947,106     8,755,361     1,374,414
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                            408,188    32,390,840    19,776,523
..   Contract withdrawals and transfers to annuity reserves                     (3,281,936)   (4,205,026)     (780,687)
..   Contract transfers                                                         (1,937,633)   13,551,029     5,687,343
                                                                              -----------  ------------   -----------
                                                                               (4,811,381)   41,736,843    24,683,179
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                       17,323        60,680        15,051
..   Annuity Payments                                                              (28,907)      (74,059)       (3,040)
..   Receipt (reimbursement) of mortality guarantee adjustments                      3,523            76           (12)
                                                                              -----------  ------------   -----------
                                                                                   (8,061)      (13,303)       11,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  (4,819,442)   41,723,540    24,695,178
                                                                              -----------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (872,336)   50,478,901    26,069,592
                                                                              -----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2004                                                38,545,101   101,229,754    34,757,989
Changes From Operations:
..   Net investment income (loss)                                                 (456,246)   (1,624,260)     (443,799)
..   Net realized gain (loss) on investments                                      (230,805)    2,014,255       590,564
..   Net change in unrealized appreciation or depreciation on investments        1,508,509     3,893,139     4,425,710
                                                                              -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                       821,458     4,283,134     4,572,475
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                            264,936    17,087,148     2,572,714
..   Contract withdrawals and transfers to annuity reserves                     (3,349,780)   (5,894,696)   (1,956,350)
..   Contract transfers                                                         (5,566,294)   (8,791,874)     (963,568)
                                                                              -----------  ------------   -----------
                                                                               (8,651,138)    2,400,578      (347,204)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                           66           (66)           --
..   Annuity Payments                                                              (11,669)      (92,560)       (3,151)
..   Receipt (reimbursement) of mortality guarantee adjustments                      4,050           127             5
                                                                              -----------  ------------   -----------
                                                                                   (7,553)      (92,499)       (3,146)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  (8,658,691)    2,308,079      (350,350)
                                                                              -----------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (7,837,233)    6,591,213     4,222,125
                                                                              -----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2005                                               $30,707,868  $107,820,967   $38,980,114
                                                                              ===========  ============   ===========

                                                                             Delaware VIPT
                                                                             Value
                                                                             Subaccount
------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                                 $16,557,842
Changes From Operations:
.. Net investment income (loss)                                                     28,061
.. Net realized gain (loss) on investments                                         238,393
.. Net change in unrealized appreciation or depreciation on investments          1,780,026
                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                     2,046,480
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                            182,678
..   Contract withdrawals and transfers to annuity reserves                     (1,588,864)
..   Contract transfers                                                            (13,366)
                                                                              -----------
                                                                               (1,419,552)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                       30,748
..   Annuity Payments                                                              (23,280)
..   Receipt (reimbursement) of mortality guarantee adjustments                        821
                                                                              -----------
                                                                                    8,289
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  (1,411,263)
                                                                              -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           635,217
                                                                              -----------
NET ASSETS AT DECEMBER 31, 2004                                                17,193,059
Changes From Operations:
..   Net investment income (loss)                                                   48,309
..   Net realized gain (loss) on investments                                       444,400
..   Net change in unrealized appreciation or depreciation on investments          300,332
                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                       793,041
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                             69,111
..   Contract withdrawals and transfers to annuity reserves                     (2,070,619)
..   Contract transfers                                                          1,655,900
                                                                              -----------
                                                                                 (345,608)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                           --
..   Annuity Payments                                                               (7,550)
..   Receipt (reimbursement) of mortality guarantee adjustments                      1,097
                                                                              -----------
                                                                                   (6,453)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                    (352,061)
                                                                              -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           440,980
                                                                              -----------
NET ASSETS AT DECEMBER 31, 2005                                               $17,634,039
                                                                              ===========

Delaware VIPT Fidelity VIP                  Fidelity VIP                 Fidelity VIP    Fidelity VIP
Value Service Contrafund      Fidelity VIP  Equity-Income   Fidelity VIP Growth          Mid Cap         Fidelity VIP
Class         Service Class 2 Equity-Income Service Class 2 Growth       Service Class 2 Service Class 2 Overseas
Subaccount    Subaccount      Subaccount    Subaccount      Subaccount   Subaccount      Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------
 $12,558,833   $ 28,698,100    $32,683,551   $ 34,700,736   $28,369,256    $12,346,857     $        --   $ 7,151,986
     (99,957)      (854,417)        51,148       (303,167)     (292,551)      (235,451)             --       (18,666)
     217,199        281,125        210,600        476,085    (2,443,901)       (22,331)             --       (54,694)
   2,851,847     10,049,514      2,797,547      6,059,371     3,101,165        761,891              --       886,165
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
   2,969,089      9,476,222      3,059,295      6,232,289       364,713        504,109              --       812,805
  10,778,270     37,229,569        328,370     29,731,499       526,212      9,419,430              --        56,964
  (1,395,917)    (2,544,870)    (3,213,944)    (3,062,754)   (2,571,478)    (1,547,152)             --      (587,530)
   5,098,235     27,714,894        397,633     14,191,209    (2,486,954)     2,302,451              --       222,755
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  14,480,588     62,399,593     (2,487,941)    40,859,954    (4,532,220)    10,174,729              --      (307,811)
          --             --         88,632         20,511            --             --              --            --
      10,555         (6,318)      (105,015)        61,528       (22,160)       (49,777)             --       (27,272)
          --            (22)           598            (90)        7,231            160              --        10,186
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
      10,555         (6,340)       (15,785)        81,949       (14,929)       (49,617)             --       (17,086)
  14,491,143     62,393,253     (2,503,726)    40,941,903    (4,547,149)    10,125,112              --      (324,897)
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  17,460,232     71,869,475        555,569     47,174,192    (4,182,436)    10,629,221              --       487,908
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  30,019,065    100,567,575     33,239,120     81,874,928    24,186,820     22,976,078              --     7,639,894
    (248,475)    (2,363,738)        92,061       (360,382)     (179,792)      (465,178)        (96,286)      (53,793)
     319,319        356,730      1,554,185      3,944,346    (2,394,919)       187,933          15,446       193,095
   2,042,521     26,704,495       (474,765)     1,006,679     3,314,309      2,168,855       1,422,597     1,050,807
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
   2,113,365     24,697,487      1,171,481      4,590,643       739,598      1,891,610       1,341,757     1,190,109
  23,187,526     82,576,565        184,631     21,031,143       229,254     13,931,534      15,308,995        38,510
  (2,750,794)    (7,584,053)    (4,597,251)    (6,971,506)   (2,660,742)    (1,841,087)       (133,842)     (797,650)
  15,742,747     42,456,615     (1,932,737)     7,936,321    (3,080,156)     3,645,573      12,730,598      (243,989)
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  36,179,479    117,449,127     (6,345,357)    21,995,958    (5,511,644)    15,736,020      27,905,751    (1,003,129)
          --             --         23,478         15,742            --             --          19,185            --
      (5,484)        (6,916)       (40,430)       (13,622)      (21,440)       (48,885)           (982)      (29,488)
          --             14            770              4         8,014            220             (15)       11,964
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
      (5,484)        (6,902)       (16,182)         2,124       (13,426)       (48,665)         18,188       (17,524)
  36,173,995    117,442,225     (6,361,539)    21,998,082    (5,525,070)    15,687,355      27,923,939    (1,020,653)
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  38,287,360    142,139,712     (5,190,058)    26,588,725    (4,785,472)    17,578,965      29,265,696       169,456
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
 $68,306,425   $242,707,287    $28,049,062   $108,463,653   $19,401,348    $40,555,043     $29,265,696   $ 7,809,350
 ===========   ============    ===========   ============   ===========    ===========     ===========   ===========

Fidelity VIP
Overseas
Service Class 2
Subaccount
---------------
  $13,712,180
     (271,216)
      804,840
    4,006,910
  -----------
    4,540,534
   27,154,176
   (1,181,234)
    5,631,836
  -----------
   31,604,778
           --
           --
           --
  -----------
           --
   31,604,778
  -----------
   36,145,312
  -----------
   49,857,492
     (881,164)
    1,233,304
   13,430,324
  -----------
   13,782,464
   28,153,200
   (3,616,448)
    5,418,735
  -----------
   29,955,487
       64,348
       (7,169)
          (58)
  -----------
       57,121
   30,012,608
  -----------
   43,795,072
  -----------
  $93,652,564
  ===========

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                         FTVIPT             FTVIPT             FTVIPT
                                                                         Franklin Small-Mid Templeton          Templeton
                                                                         Cap Growth         Global Income      Growth Securities
                                                                         Securities Class 2 Securities Class 2 Class 2
                                                                         Subaccount         Subaccount         Subaccount
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                               $31,394,991         $       --        $23,332,586
Changes From Operations:
.. Net investment income (loss)                                                 (623,655)                --           (147,427)
.. Net realized gain (loss) on investments                                       115,056                 --            513,892
.. Net change in unrealized appreciation or depreciation on investments        4,699,798                 --          5,122,758
                                                                            -----------         ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   4,191,199                 --          5,489,223
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       12,747,526                 --         15,850,160
..   Contract withdrawals and transfers to annuity reserves                   (2,399,195)                --         (1,878,579)
..   Contract transfers                                                        3,340,072                 --          8,269,374
                                                                            -----------         ----------        -----------
                                                                             13,688,403                 --         22,240,955
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                     12,695                 --             16,397
..   Annuity Payments                                                             (8,725)                --            (11,049)
..   Receipt (reimbursement) of mortality guarantee adjustments                      (44)                --                 73
                                                                            -----------         ----------        -----------
                                                                                  3,926                 --              5,421
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                13,692,329                 --         22,246,376
                                                                            -----------         ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      17,883,528                 --         27,735,599
                                                                            -----------         ----------        -----------
NET ASSETS AT DECEMBER 31, 2004                                              49,278,519                 --         51,068,185
Changes From Operations:
.. Net investment income (loss)                                                 (834,942)           (32,408)          (338,411)
.. Net realized gain (loss) on investments                                       602,302             (1,094)           603,219
.. Net change in unrealized appreciation or depreciation on investments        2,290,760             55,990          5,280,877
                                                                            -----------         ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   2,058,120             22,488          5,545,685
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       11,666,172          6,598,663         23,795,550
..   Contract withdrawals and transfers to annuity reserves                   (5,466,198)           (61,607)        (3,540,965)
..   Contract transfers                                                        1,679,393          2,737,237         12,923,011
                                                                            -----------         ----------        -----------
                                                                              7,879,367          9,274,293         33,177,596
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        231                 --             53,161
..   Annuity Payments                                                             (9,165)                --            (13,162)
..   Receipt (reimbursement) of mortality guarantee adjustments                        5                 --               (122)
                                                                            -----------         ----------        -----------
                                                                                 (8,929)                --             39,877
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 7,870,438          9,274,293         33,217,473
                                                                            -----------         ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       9,928,558          9,296,781         38,763,158
                                                                            -----------         ----------        -----------
NET ASSETS AT DECEMBER 31, 2005                                             $59,207,077         $9,296,781        $89,831,343
                                                                            ===========         ==========        ===========

                                                                         Janus Aspen
                                                                         Series Balanced
                                                                         Service Shares
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                              $25,413,234
Changes From Operations:
.. Net investment income (loss)                                                 286,330
.. Net realized gain (loss) on investments                                      293,607
.. Net change in unrealized appreciation or depreciation on investments       1,648,476
                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  2,228,413
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       8,593,967
..   Contract withdrawals and transfers to annuity reserves                  (2,040,776)
..   Contract transfers                                                       3,495,316
                                                                           -----------
                                                                            10,048,507
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                   274,071
..   Annuity Payments                                                           (47,466)
..   Receipt (reimbursement) of mortality guarantee adjustments                    (258)
                                                                           -----------
                                                                               226,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                               10,274,854
                                                                           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     12,503,267
                                                                           -----------
NET ASSETS AT DECEMBER 31, 2004                                             37,916,501
Changes From Operations:
.. Net investment income (loss)                                                 209,484
.. Net realized gain (loss) on investments                                      736,318
.. Net change in unrealized appreciation or depreciation on investments       1,413,577
                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  2,359,379
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       2,226,951
..   Contract withdrawals and transfers to annuity reserves                  (3,351,275)
..   Contract transfers                                                         591,514
                                                                           -----------
                                                                              (532,810)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                    39,056
..   Annuity Payments                                                           (51,857)
..   Receipt (reimbursement) of mortality guarantee adjustments                      24
                                                                           -----------
                                                                               (12,777)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 (545,587)
                                                                           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,813,792
                                                                           -----------
NET ASSETS AT DECEMBER 31, 2005                                            $39,730,293
                                                                           ===========

Janus Aspen    Janus Aspen                   Lincoln VIPT  Lincoln VIPT                                             Lincoln VIPT
Series Mid Cap Series Worldwide Lincoln VIPT Aggressive    Aggressive                    Lincoln VIPT  Lincoln VIPT Capital
Growth         Growth Service   Aggressive   Growth        Profile Service Lincoln VIPT  Bond Service  Capital      Appreciation
Service Shares Shares           Growth       Service Class Class           Bond          Class         Appreciation Service Class
Subaccount     Subaccount       Subaccount   Subaccount    Subaccount      Subaccount    Subaccount    Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------------------------
 $ 3,054,564      $4,472,346     $1,017,546   $  408,896     $        --   $302,767,592  $ 40,119,444   $1,745,889   $   332,036
     (91,639)        (30,515)       (14,342)     (11,187)             --      8,815,712     4,018,413      (41,362)      (15,907)
     107,083         248,693         55,949        5,393              --     10,268,613     2,552,996       35,594         5,545
   1,209,300         (61,525)        79,909      121,615              --     (6,943,124)   (2,331,767)     157,750       171,271
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   1,224,744         156,653        121,516      115,821              --     12,141,201     4,239,642      151,982       160,909
   4,028,212         740,264        445,562    1,051,827              --     51,041,207   123,114,373    1,187,271     2,540,975
    (413,669)       (224,353)       (72,792)     (16,291)             --    (33,226,210)   (4,366,355)     (80,857)      (56,590)
   2,191,165         (22,288)      (290,931)     128,160              --     24,305,802    24,540,308      296,708       633,457
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   5,805,708         493,623         81,839    1,163,696              --     42,120,799   143,288,326    1,403,122     3,117,842
          --          11,084             --           --              --        144,084        57,197       12,695            --
          --         (46,749)            --           --              --        (48,691)       (2,562)      (3,936)           --
          --              15             --           --              --         (4,811)           71          (14)           --
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
          --         (35,650)            --           --              --         90,582        54,706        8,745            --
   5,805,708         457,973         81,839    1,163,696              --     42,211,381   143,343,032    1,411,867     3,117,842
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   7,030,452         614,626        203,355    1,279,517              --     54,352,582   147,582,674    1,563,849     3,278,751
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
  10,085,016       5,086,972      1,220,901    1,688,413              --    357,120,174   187,702,118    3,309,738     3,610,787
    (205,449)        (17,616)       (23,962)     (49,982)        (78,313)     9,220,125     7,634,818      (48,023)     (131,699)
     296,550         124,270         41,637       39,116          23,779      3,670,992     2,376,406      150,265        34,751
   1,443,713          49,087        137,914      385,093         619,463     (9,259,132)   (8,234,365)      13,447       535,481
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   1,534,814         155,741        155,589      374,227         564,929      3,631,985     1,776,859      115,689       438,533
   2,863,670         117,884        441,634    2,802,439      13,329,335     27,463,584   112,786,425      795,372     6,179,261
    (774,142)       (425,683)       (83,780)    (128,408)        (18,742)   (39,622,905)  (13,665,892)    (744,604)     (362,231)
   1,608,709        (525,662)        97,974      801,201       3,998,053      4,703,189    33,817,480      456,605     2,051,558
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   3,698,237        (833,461)       455,828    3,475,232      17,308,646     (7,456,132)  132,938,013      507,373     7,868,588
          --              --             --           35              --        293,746        16,519           --            --
          --         (47,546)            --           (1)             --        (98,821)       (4,055)      (4,343)           --
          --              61             --           --              --            351           (15)           6            --
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
          --         (47,485)            --           34              --        195,276        12,449       (4,337)           --
   3,698,237        (880,946)       455,828    3,475,266      17,308,646     (7,260,856)  132,950,462      503,036     7,868,588
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   5,233,051        (725,205)       611,417    3,849,493      17,873,575     (3,628,871)  134,727,321      618,725     8,307,121
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
 $15,318,067      $4,361,767     $1,832,318   $5,537,906     $17,873,575   $353,491,303  $322,429,439   $3,928,463   $11,917,908
 ===========      ==========     ==========   ==========     ===========   ============  ============   ==========   ===========

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                         Lincoln VIPT                              Lincoln VIPT
                                                                         Conservative                 Lincoln VIPT Equity-
                                                                         Profile Service Lincoln VIPT Core Service Income
                                                                         Class           Core         Class        Service Class
                                                                         Subaccount      Subaccount   Subaccount   Subaccount
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                              $        --     $     --     $     --    $       --
Changes From Operations:
.. Net investment income (loss)                                                      --           --           --            --
.. Net realized gain (loss) on investments                                           --           --           --            --
.. Net change in unrealized appreciation or depreciation on investments              --           --           --            --
                                                                           -----------     --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     --           --           --            --
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                              --           --           --            --
..   Contract withdrawals and transfers to annuity reserves                          --           --           --            --
..   Contract transfers                                                              --           --           --            --
                                                                           -----------     --------     --------    ----------
                                                                                    --           --           --            --
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        --           --           --            --
..   Annuity Payments                                                                --           --           --            --
..   Receipt (reimbursement) of mortality guarantee adjustments                      --           --           --            --
                                                                           -----------     --------     --------    ----------
                                                                                    --           --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                       --           --           --            --
                                                                           -----------     --------     --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --           --           --            --
                                                                           -----------     --------     --------    ----------
NET ASSETS AT DECEMBER 31, 2004                                                     --           --           --            --
Changes From Operations:
.. Net investment income (loss)                                                (128,208)        (169)      (2,256)       12,600
.. Net realized gain (loss) on investments                                        8,521           96        2,264         7,290
.. Net change in unrealized appreciation or depreciation on investments         396,580          609       10,469        78,459
                                                                           -----------     --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                276,893          536       10,477        98,349
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                      16,152,170       46,621      588,623     4,261,537
..   Contract withdrawals and transfers to annuity reserves                    (318,522)     (46,009)      (3,832)      (18,760)
..   Contract transfers                                                      14,412,758      130,576      200,114       440,680
                                                                           -----------     --------     --------    ----------
                                                                            30,246,406      131,188      784,905     4,683,457
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        --           --           --            --
..   Annuity Payments                                                                --           --           --            --
..   Receipt (reimbursement) of mortality guarantee adjustments                      --           --           --            --
                                                                           -----------     --------     --------    ----------
                                                                                    --           --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                               30,246,406      131,188      784,905     4,683,457
                                                                           -----------     --------     --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     30,523,299      131,724      795,382     4,781,806
                                                                           -----------     --------     --------    ----------
NET ASSETS AT DECEMBER 31, 2005                                            $30,523,299     $131,724     $795,382    $4,781,806
                                                                           ===========     ========     ========    ==========

             Lincoln VIPT                             Lincoln VIPT  Lincoln VIPT                              Lincoln VIPT
Lincoln VIPT Global Asset               Lincoln VIPT  Growth and    Growth                      Lincoln VIPT  Moderate
Global Asset Allocation    Lincoln VIPT Growth        Income        Opportunities Lincoln VIPT  International Profile Service
Allocation   Service Class Growth       Service Class Service Class Service Class International Service Class Class
Subaccount   Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------------
$ 3,130,361   $  577,576     $    --     $       --    $       --     $     --     $10,309,269  $ 10,298,202    $        --
     22,000        3,267          --             --            --           --         (29,682)      (96,327)            --
     47,289       23,819          --             --            --           --         270,436        64,371             --
    975,483      266,264          --             --            --           --       4,329,807     7,431,336             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
  1,044,772      293,350          --             --            --           --       4,570,561     7,399,380             --
  5,243,546    1,400,082          --             --            --           --      10,518,157    34,304,852             --
   (397,723)    (149,278)         --             --            --           --      (1,264,770)     (894,737)            --
  2,152,638    1,438,664          --             --            --           --       7,988,493     7,413,916             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
  6,998,461    2,689,468          --             --            --           --      17,241,880    40,824,031             --
      9,642           --          --             --            --           --           9,755            --             --
     (3,615)          --          --             --            --           --          (2,025)           --             --
        (15)          --          --             --            --           --             (19)           --             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
      6,012           --          --             --            --           --           7,711            --             --
  7,004,473    2,689,468          --             --            --           --      17,249,591    40,824,031             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
  8,049,245    2,982,818          --             --            --           --      21,820,152    48,223,411             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
 11,179,606    3,560,394          --             --            --           --      32,129,421    58,521,613             --
    (31,075)     (21,407)       (352)       (10,302)       11,379       (3,374)        297,932       462,560       (439,325)
    589,512      201,687         192           (375)         (386)         947         765,369       606,297         46,606
    639,227      220,949       3,513        119,845        26,870       13,192       3,646,521     8,606,999      2,314,585
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
  1,197,664      401,229       3,353        109,168        37,863       10,765       4,709,822     9,675,856      1,921,866
 13,913,110    4,172,747          --      1,820,134     2,543,390      517,394       9,937,363    36,809,968     75,177,187
 (1,564,854)    (294,543)     (4,737)       (13,670)      (16,466)      (4,634)     (2,919,227)   (3,850,628)      (724,653)
  2,031,189    1,750,524      52,340        532,899       478,225      407,880       7,469,823     9,406,710     22,701,304
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
 14,379,445    5,628,728      47,603      2,339,363     3,005,149      920,640      14,487,959    42,366,050     97,153,838
      9,447           --          --             --            --           --          (1,097)       12,451             --
     (7,650)          --          --             --            --           --          (3,642)         (748)            --
          4           --          --             --            --           --               4           (30)            --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
      1,801           --          --             --            --           --          (4,735)       11,673             --
 14,381,246    5,628,728      47,603      2,339,363     3,005,149      920,640      14,483,224    42,377,723     97,153,838
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
 15,578,910    6,029,957      50,956      2,448,531     3,043,012      931,405      19,193,046    52,053,579     99,075,704
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
$26,758,516   $9,590,351     $50,956     $2,448,531    $3,043,012     $931,405     $51,322,467  $110,575,192    $99,075,704
===========   ==========     =======     ==========    ==========     ========     ===========  ============    ===========

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                         Lincoln VIPT
                                                                         Moderately                       Lincoln VIPT
                                                                         Aggressive Profile Lincoln VIPT  Money Market
                                                                         Service Class      Money Market  Service Class
                                                                         Subaccount         Subaccount    Subaccount
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                               $        --     $115,293,445  $ 10,621,014
Changes From Operations:
.. Net investment income (loss)                                                       --         (747,426)     (268,184)
.. Net realized gain (loss) on investments                                            --               --            --
.. Net change in unrealized appreciation or depreciation on investments               --               --            --
                                                                            -----------     ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                          --         (747,426)     (268,184)
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                               --       22,098,918    66,273,745
..   Contract withdrawals and transfers to annuity reserves                           --      (43,335,607)   (3,439,334)
..   Contract transfers                                                               --        7,104,200   (21,502,368)
                                                                            -----------     ------------  ------------
                                                                                     --      (14,132,489)   41,332,043
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                         --           78,411            --
..   Annuity Payments                                                                 --          (10,478)           --
..   Receipt (reimbursement) of mortality guarantee adjustments                       --              (82)           --
                                                                            -----------     ------------  ------------
                                                                                     --           67,851            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              --      (14,064,638)   41,332,043
                                                                            -----------     ------------  ------------
NET ASSETS AT DECEMBER 31, 2004                                                      --      (14,812,064)   41,063,859
                                                                            -----------     ------------  ------------
Changes From Operations:                                                             --      100,481,381    51,684,873
.. Net investment income (loss)                                                 (278,023)       1,244,346       628,367
.. Net realized gain (loss) on investments                                        58,985               --            --
.. Net change in unrealized appreciation or depreciation on investments        1,863,011               --            --
                                                                            -----------     ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   1,643,973        1,244,346       628,367
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       48,762,022       17,342,585    63,563,278
..   Contract withdrawals and transfers to annuity reserves                     (803,558)     (32,733,920)   (9,582,100)
..   Contract transfers                                                       12,505,942       20,537,046   (27,046,610)
                                                                            -----------     ------------  ------------
                                                                             60,464,406        5,145,711    26,934,568
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                     79,751               --            --
..   Annuity Payments                                                             (9,151)         (12,184)           --
..   Receipt (reimbursement) of mortality guarantee adjustments                     (122)              15            --
                                                                            -----------     ------------  ------------
                                                                                 70,478          (12,169)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                60,534,884        5,133,542    26,934,568
                                                                            -----------     ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      62,178,857        6,377,888    27,562,935
                                                                            -----------     ------------  ------------
NET ASSETS AT DECEMBER 31, 2005                                             $62,178,857     $106,859,269  $ 79,247,808
                                                                            ===========     ============  ============

                                                                         Lincoln VIPT
                                                                         Social
                                                                         Awareness
                                                                         Subaccount
-------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $10,713,994
Changes From Operations:
.. Net investment income (loss)                                               (62,619)
.. Net realized gain (loss) on investments                                    141,939
.. Net change in unrealized appreciation or depreciation on investments     2,094,672
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                2,173,992
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     7,720,764
..   Contract withdrawals and transfers to annuity reserves                  (943,764)
..   Contract transfers                                                     3,983,078
                                                                         -----------
                                                                          10,760,078
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                   9,514
..   Annuity Payments                                                          (9,514)
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                         -----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   10,760,078
                                                                         -----------
NET ASSETS AT DECEMBER 31, 2004                                           12,934,070
                                                                         -----------
Changes From Operations:                                                  23,648,064
.. Net investment income (loss)                                              (189,239)
.. Net realized gain (loss) on investments                                    642,621
.. Net change in unrealized appreciation or depreciation on investments     2,308,877
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                2,762,259
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     3,305,493
..   Contract withdrawals and transfers to annuity reserves                (2,082,936)
..   Contract transfers                                                     1,500,771
                                                                         -----------
                                                                           2,723,328
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --
..   Annuity Payments                                                              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                         -----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              2,723,328
                                                                         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    5,485,587
                                                                         -----------
NET ASSETS AT DECEMBER 31, 2005                                          $29,133,651
                                                                         ===========

Lincoln VIPT  MFS VIT                    MFS VIT
Social        Capital       MFS VIT      Emerging                     MFS VIT Total               MFS VIT           NB AMT
Awareness     Opportunities Emerging     Growth Service MFS VIT Total Return Service MFS VIT      Utilities Service Mid-Cap
Service Class Service Class Growth       Class          Return        Class          Utilities    Class             Growth
Subaccount    Subaccount    Subaccount   Subaccount     Subaccount    Subaccount     Subaccount   Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------------------------
 $ 6,949,285   $3,303,141   $11,350,490   $ 5,967,597    $50,213,967   $ 91,456,755  $26,851,342     $23,119,140    $19,108,352
    (105,545)     (61,253)     (148,696)     (123,204)       134,121       (306,441)      23,348        (109,750)      (488,688)
      17,958       96,377    (1,978,182)      315,116        813,408        739,511     (782,737)        632,478        223,169
   3,289,235      426,100     3,207,850       670,415      3,677,639     12,712,225    7,768,196       7,424,306      5,344,214
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
   3,201,648      461,224     1,080,972       862,327      4,625,168     13,145,295    7,008,807       7,947,034      5,078,695
  25,569,484    1,349,040       262,036     2,937,607        352,392     42,807,149      263,560       8,232,428     15,924,311
    (607,945)    (168,404)   (1,066,634)     (908,302)    (5,852,015)    (7,704,642)  (3,622,345)     (2,710,082)    (1,263,941)
   5,217,169      367,293    (1,187,920)       62,948      1,381,325     33,326,785      (42,611)      5,278,142      5,986,351
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  30,178,708    1,547,929    (1,992,518)    2,092,253     (4,118,298)    68,429,292   (3,401,396)     10,800,488     20,646,721
          --           --         6,007            --         30,414             91           --          60,684          9,127
          --           --       (10,783)        2,784        (35,947)        20,921       (3,608)         (2,588)          (914)
          --           --         1,781           (14)            25            (14)         640               7            (17)
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
          --           --        (2,995)        2,770         (5,508)        20,998       (2,968)         58,103          8,196

  30,178,708    1,547,929    (1,995,513)    2,095,023     (4,123,806)    68,450,290   (3,404,364)     10,858,591     20,654,917
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  33,380,356    2,009,153      (914,541)    2,957,350        501,362     81,595,585    3,604,443      18,805,625     25,733,612
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  40,329,641    5,312,294    10,435,949     8,924,947     50,715,329    173,052,340   30,455,785      41,924,765     44,841,964
    (509,113)     (64,649)     (130,795)     (151,245)       304,074        212,138     (253,125)       (693,530)      (899,869)
     447,426       77,862    (1,422,875)      206,291      2,793,761      8,420,209      479,396       2,080,795        720,007
   6,390,753        9,565     2,167,212       649,751     (2,454,940)    (6,293,603)   4,331,477       6,998,001      7,300,031
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
   6,329,066       22,778       613,542       704,797        642,895      2,338,744    4,557,748       8,385,266      7,120,169
  23,174,329      789,256        95,809       955,892        282,873     58,739,698      188,249      17,885,970     16,850,738
  (2,448,567)    (304,332)     (928,179)     (627,057)    (6,074,833)   (13,748,993)  (4,238,115)     (5,682,675)    (3,092,667)
   4,499,675      413,913    (1,070,620)      400,451        550,311     20,825,543    2,267,779      15,236,157      5,670,794
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  25,225,437      898,837    (1,902,990)      729,286     (5,241,649)    65,816,248   (1,782,087)     27,439,452     19,428,865
          --           --            --            --         38,755         58,868       38,412              --         22,445
          --           --        (4,983)       (4,367)       (26,610)        (1,646)     (25,606)         14,215         (7,136)
          --           --         2,069             5           (181)           (29)         651              15            (22)
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
          --           --        (2,914)       (4,362)        11,964         57,193       13,457          14,230         15,287
  25,225,437      898,837    (1,905,904)      724,924     (5,229,685)    65,873,441   (1,768,630)     27,453,682     19,444,152
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  31,554,503      921,615    (1,292,362)    1,429,721     (4,586,790)    68,212,185    2,789,118      35,838,948     26,564,321
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
 $71,884,144   $6,233,909   $ 9,143,587   $10,354,668    $46,128,539   $241,264,525  $33,244,903     $77,763,713    $71,406,285
 ===========   ==========   ===========   ===========    ===========   ============  ===========     ===========    ===========

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                                       Putnam VT       Putnam VT
                                                                         NB AMT        Growth & Income Health Sciences
                                                                         Regency       Class IB        Class IB
                                                                         Subaccount    Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $ 15,018,457    $6,347,230      $ 5,171,919
Changes From Operations:
.. Net investment income (loss)                                               (520,588)       (4,226)        (107,768)
.. Net realized gain (loss) on investments                                     101,203       170,724           53,423
.. Net change in unrealized appreciation or depreciation on investments      8,406,583       503,666          338,033
                                                                         ------------    ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 7,987,198       670,164          283,688
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     28,178,132       951,313          967,661
..   Contract withdrawals and transfers to annuity reserves                 (1,384,174)     (567,927)        (506,896)
..   Contract transfers                                                     13,010,728       333,864        1,708,583
                                                                         ------------    ----------      -----------
                                                                           39,804,686       717,250        2,169,348
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                       --            --               --
..   Annuity Payments                                                               --            --               --
..   Receipt (reimbursement) of mortality guarantee adjustments                     --            --               --
                                                                         ------------    ----------      -----------
                                                                                   --            --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              39,804,686       717,250        2,169,348
                                                                         ------------    ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    47,791,884     1,387,414        2,453,036
                                                                         ------------    ----------      -----------
NET ASSETS AT DECEMBER 31, 2004                                            62,810,341     7,734,644        7,624,955
Changes From Operations:
.. Net investment income (loss)                                             (1,388,118)       (1,678)        (148,383)
.. Net realized gain (loss) on investments                                   7,354,758       204,018          547,976
.. Net change in unrealized appreciation or depreciation on investments      4,090,922        40,561          666,995
                                                                         ------------    ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                10,057,562       242,901        1,066,588
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     33,210,614       100,615          155,324
..   Contract withdrawals and transfers to annuity reserves                 (4,662,644)     (593,743)        (947,360)
..   Contract transfers                                                     13,343,878      (159,301)       2,474,842
                                                                         ------------    ----------      -----------
                                                                           41,891,848      (652,429)       1,682,806
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                   35,286         5,990               --
..   Annuity Payments                                                           (5,922)       (1,565)              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    (58)           (4)              --
                                                                         ------------    ----------      -----------
                                                                               29,306         4,421               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              41,921,154      (648,008)       1,682,806
                                                                         ------------    ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    51,978,716      (405,107)       2,749,394
                                                                         ------------    ----------      -----------
NET ASSETS AT DECEMBER 31, 2005                                          $114,789,057    $7,329,537      $10,374,349
                                                                         ============    ==========      ===========

                                                                         Scudder VIT
                                                                         EAFE Equity
                                                                         Index
                                                                         Subaccount
-------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $ 1,884,156
Changes From Operations:
.. Net investment income (loss)                                                 8,028
.. Net realized gain (loss) on investments                                    167,733
.. Net change in unrealized appreciation or depreciation on investments       269,172
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  444,933
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       858,236
..   Contract withdrawals and transfers to annuity reserves                  (633,190)
..   Contract transfers                                                       598,402
                                                                         -----------
                                                                             823,448
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --
..   Annuity Payments                                                              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                         -----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                823,448
                                                                         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,268,381
                                                                         -----------
NET ASSETS AT DECEMBER 31, 2004                                            3,152,537
Changes From Operations:
.. Net investment income (loss)                                                39,939
.. Net realized gain (loss) on investments                                    407,679
.. Net change in unrealized appreciation or depreciation on investments      (485,542)
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  (37,924)
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       254,318
..   Contract withdrawals and transfers to annuity reserves                   (92,400)
..   Contract transfers                                                    (3,276,531)
                                                                         -----------
                                                                          (3,114,613)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --
..   Annuity Payments                                                              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                         -----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             (3,114,613)
                                                                         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (3,152,537)
                                                                         -----------
NET ASSETS AT DECEMBER 31, 2005                                          $        --
                                                                         ===========

  Scudder VIT
  EAFE Equity   Scudder VIT   Scudder VIT                      Scudder VIT
  Index Service Equity 500    Equity 500 Index Scudder VIT     Small Cap Index
  Class         Index         Service Class    Small Cap Index Service Class
  Subaccount    Subaccount    Subaccount       Subaccount      Subaccount
  ----------------------------------------------------------------------------
   $   736,266  $ 81,353,452    $ 3,609,750      $11,685,822     $ 2,724,738
        (2,241)     (275,894)       (87,092)        (154,931)        (91,431)
        51,493      (145,036)         7,361          745,454         194,084
       513,145     6,975,657      1,234,976        1,677,466       1,128,323
   -----------  ------------    -----------      -----------     -----------
       562,397     6,554,727      1,155,245        2,267,989       1,230,976
     2,580,148     5,632,169      8,803,849        2,379,239       5,981,937
       (90,158)   (8,601,179)      (440,166)      (1,460,082)       (184,795)
     1,209,150    (4,050,350)     4,417,716        1,550,786       1,528,075
   -----------  ------------    -----------      -----------     -----------
     3,699,140    (7,019,360)    12,781,399        2,469,943       7,325,217
            --        43,889         43,372           42,388              --
            --       (57,457)          (227)          (6,903)             --
            --        13,204             --               85              --
   -----------  ------------    -----------      -----------     -----------
            --          (364)        43,145           35,570              --
     3,699,140    (7,019,724)    12,824,544        2,505,513       7,325,217
   -----------  ------------    -----------      -----------     -----------
     4,261,537      (464,997)    13,979,789        4,773,502       8,556,193
   -----------  ------------    -----------      -----------     -----------
     4,997,803    80,888,455     17,589,539       16,459,324      11,280,931
        94,993        67,404        (87,256)        (147,535)       (181,093)
       380,000     1,252,139        119,685        1,293,411         445,937
      (583,648)      618,087        833,657         (643,814)        375,436
   -----------  ------------    -----------      -----------     -----------
      (108,655)    1,937,630        866,086          502,062         640,280
     1,421,573     2,186,378     10,055,729        1,655,571       6,353,646
      (187,808)   (9,215,890)      (977,685)      (1,384,433)       (452,066)
    (6,122,913)   (7,562,131)     2,074,230         (957,545)      1,424,634
   -----------  ------------    -----------      -----------     -----------
    (4,889,148)  (14,591,643)    11,152,274         (686,407)      7,326,214
            --        80,489             --           24,984              --
            --       (71,182)        (2,668)         (11,616)             --
            --        14,637         (2,702)             485              --
   -----------  ------------    -----------      -----------     -----------
            --        23,944         (5,370)          13,853              --
    (4,889,148)  (14,567,699)    11,146,904         (672,554)      7,326,214
   -----------  ------------    -----------      -----------     -----------
    (4,997,803)  (12,630,069)    12,012,990         (170,492)      7,966,494
   -----------  ------------    -----------      -----------     -----------
   $        --  $ 68,258,386    $29,602,529      $16,288,832     $19,247,425
   ===========  ============    ===========      ===========     ===========

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2005

1. Accounting Policies and Account Information
The Variable Account: Lincoln Life Variable Annuity Account N (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of eleven products. The available contracts are as follows:

               Lincoln Choice Plus         Lincoln Choice Plus II
               Lincoln Choice Plus Access    L-Share
               Lincoln Choice Plus Bonus   Lincoln Choice Plus
               Lincoln Choice Plus II        Assurance
               Lincoln Choice Plus II      Lincoln Choice Plus
                 Accessc                     Assurance Access
               Lincoln Choice Plus II      Lincoln Choice Plus
                 Bonus                       Assurance Bonus
                                           Lincoln Choice Plus
                                             Assurance L-Share

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of eighty five available mutual funds (the Funds) of thirteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Growth Fund
  AIM V.I. Growth Class II Fund
  AIM V.I. International Growth Fund
  AIM V.I. International Growth Class II Fund
  AIM V.I. Premier Equity Fund
  AIM V.I. Premier Equity Class II Fund

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
  ABVPSF Global Technology Class B Fund
  ABVPSF Growth and Income Class B Fund
  ABVPSF Large Cap Growth Class B Fund
  ABVPSF Small/Mid Cap Value Class B Fund

American Century Variable Portfolios, Inc. (American Century VP):
  American Century VP Inflation Protection (Class 2)

American Funds Insurance Series (American Funds):
  American Funds Global Growth Class 2 Fund
  American Funds Global Small Cap Class 2 Fund
  American Funds Growth Class 2 Fund
  American Funds Growth-Income Class 2 Fund
  American Funds International Class 2 Fund

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT Capital Reserves Service Class Series
  Delaware VIPT Diversified Income Service Class Series
  Delaware VIPT Emerging Markets Service Class Series
  Delaware VIPT High Yield Series
  Delaware VIPT High Yield Service Class Series
  Delaware VIPT International Value Equity Series
  Delaware VIPT REIT Series
  Delaware VIPT REIT Service Class Series
  Delaware VIPT Small Cap Value Series
  Delaware VIPT Small Cap Value Service Class Series
  Delaware VIPT Trend Series
  Delaware VIPT Trend Service Class Series
  Delaware VIPT U.S. Growth Service Class Series
  Delaware VIPT Value Series
  Delaware VIPT Value Service Class Series

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Equity-Income Service Class 2 Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Growth Service Class 2 Portfolio
  Fidelity VIP Mid Cap Service Class 2 Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP Overseas Service Class 2 Portfolio

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund
  FTVIPT Templeton Global Income Securities Class 2 Fund
  FTVIPT Templeton Growth Securities Class 2 Fund

Janus Aspen Series:
  Janus Aspen Series Balanced Service Shares Portfolio
  Janus Aspen Series Mid Cap Growth Service Shares Portfolio
  Janus Aspen Series Worldwide Growth Service Shares Portfolio
Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Aggressive Growth Service Class Fund
  Lincoln VIPT Aggressive Profile Service Class Fund
  Lincoln VIPT Bond Fund

Lincoln Life Variable Annuity Account N

  Lincoln VIPT Bond Service Class Fund
  Lincoln VIPT Capital Appreciation Fund
  Lincoln VIPT Capital Appreciation Service Class Fund
  Lincoln VIPT Conservative Profile Service Class Fund
  Lincoln VIPT Core Fund
  Lincoln VIPT Core Service Class Fund
  Lincoln VIPT Equity Income Service Class Fund
  Lincoln VIPT Global Asset Allocation Fund
  Lincoln VIPT Global Asset Allocation Service Class Fund
  Lincoln VIPT Growth Fund
  Lincoln VIPT Growth Service Class Fund
  Lincoln VIPT Growth and Income Service Class Fund
  Lincoln VIPT Growth Opportunities Service Class Fund
  Lincoln VIPT International Fund
  Lincoln VIPT International Service Class Fund
  Lincoln VIPT Moderate Profile Service Class Fund
  Lincoln VIPT Moderately Aggressive Profile Service Class Fund
  Lincoln VIPT Money Market Fund
  Lincoln VIPT Money Market Service Class Fund
  Lincoln VIPT Social Awareness Fund
  Lincoln VIPT Social Awareness Service Class Fund

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Service Class Series
  MFS VIT Emerging Growth Series
  MFS VIT Emerging Growth Service Class Series
  MFS VIT Total Return Series
  MFS VIT Total Return Service Class Series
  MFS VIT Utilities Series
  MFS VIT Utilities Service Class Series

Neuberger Berman Advisers Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Regency Portfolio

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth & Income Class IB Fund
  Putnam VT Health Sciences Class IB Fund

Scudder Investments VIT Funds (Scudder VIT):
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Equity 500 Index Service Class Fund
  Scudder VIT Small Cap Index Fund
  Scudder VIT Small Cap Index Service Class Fund

* Denotes an affiliate of The Lincoln National Life Insurance Company

Investments in the Funds are stated at the closing net asset value per share on December 31, 2005, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

New Investment Funds and Fund Name Changes: During 2004, the American Century VP Inflation Protection Class 2 Portfolio, the American Funds Global Growth Class 2 Fund, the Delaware VIPT Diversified Income Service Class Series and the Delaware VIPT Emerging Markets Service Class Series became available as investment options for Variable Account Contract owners. Accordingly, the 2004 statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2004.

Also during 2004, the Delaware VIPT Large Cap Value Series changed its name to Delaware VIPT Value Series and the Delaware VIPT Large Cap Value Service Class Series changed its name to Delaware VIPT Value Service Class Series.

During 2005, the Delaware VIPT Capital Reserves Service Class Series, the Fidelity VIP Mid Cap Service Class 2 Portfolio, the FTVIPT Templeton Global Income Securities Class 2 Fund, the Lincoln VIPT Aggressive Profile Service Class Fund, the Lincoln VIPT Conservative Profile Service Class Fund, the Lincoln VIPT Core Fund, the Lincoln VIPT Core Service Class Fund, the Lincoln VIPT Equity Income Service Class Fund, the Lincoln VIPT Growth Fund, the Lincoln VIPT Growth Service Class Fund, the Lincoln VIPT Growth and Income Service
Class Fund, the Lincoln VIPT Growth Opportunities Service Class Fund, the Lincoln VIPT Moderate Profile

Lincoln Life Variable Annuity Account N

Service Class Fund and the Lincoln VIPT Moderately Aggressive Profile Service Class Fund became available as investment options for Variable Account Contract owners. Accordingly, the 2005 statement of operations and statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2005.

Also during 2005, the ABVPSF Small Cap Value Class B Fund changed its name to the ABVPSF Small/Mid Cap Value Class B Fund, the ABVPSF Technology Class B Fund changed its name to the ABVPSF Global Technology Class B Fund, the ABVPSF Premier Growth Class B Fund changed its name to the ABVPSF Large Cap Growth Class B Fund and the FTVIPT Franklin Small Cap Class 2 Fund changed its name to the FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund.

Fund Closings: During 2005, the Scudder VIT EAFE Equity Index Fund and the Scudder VIT EAFE Equity Index Service Class Fund ceased to be available as investment options to Variable Account Contract owners.
2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of each portfolio's average daily net assets within the Variable Account. The rates are as follows for the eleven contract types:

..  Lincoln Choice Plus at a daily rate of .0038356% to .0064384% (1.40% to
   2.35% on an annual basis)
..  Lincoln Choice Plus Access at a daily rate of .0038356% to .0071233% (1.40%
   to 2.60% on an annual basis)
..  Lincoln Choice Plus Bonus at a daily rate of .0038356% to .0069863% (1.40%
   to 2.55% on an annual basis)
..  Lincoln Choice Plus II at a daily rate of .0035616% to .0064384% (1.30% to
   2.35% on an annual basis)
..  Lincoln Choice Plus II Access at a daily rate of .0038356% to
   .0071233% (1.40% to 2.60% on an annual basis)
..  Lincoln Choice Plus II Bonus at a daily rate of .0038356% to
   .0069863% (1.40% to 2.55% on an annual basis)
..  Lincoln Choice Plus II L-Share at a daily rate of .0038356% to
   .0072603% (1.40% to 2.65% on an annual basis)
..  Lincoln Choice Plus Assurance at a daily rate of .0034247% to
   .0067123% (1.25% to 2.45% on an annual basis)
..  Lincoln Choice Plus Assurance Access at a daily rate of .0038356% to
   .0078082% (1.40% to 2.85% on an annual basis)
..  Lincoln Choice Plus Assurance Bonus at a daily rate of .0038356% to
   .0073973% (1.40% to 2.70% on an annual basis)
..  Lincoln Choice Plus Assurance L-Share at a daily rate of .0038356% to
   .0076712% (1.40% to 2.80% on an annual basis)

In addition, $5,905,222 was retained by the Company for contract charges and surrender charges during 2005.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

Lincoln Life Variable Annuity Account N

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2005 follows.


                             Minimum Maximum Minimum  Maximum                              Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                       Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets    Return(4) Return(4) Ratio(5)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
           2002               1.40%   1.85%   $ 4.42   $ 9.03   2,209,975    $  10,314,185  (25.74)%  (25.41)%    0.00%
           2001               1.40%   1.90%     5.93     6.31   2,687,530       16,777,770  (24.65)%  (24.35)%    9.44%
AIM V.I. Growth
           2005               1.40%   2.15%     4.68    10.56   1,604,479       11,094,167    5.51%     5.98%     0.00%
           2004               1.40%   1.85%     4.43     9.98   2,117,029       13,844,865    6.24%     6.72%     0.00%
           2003               1.40%   1.85%     4.16     9.37   2,586,566       15,880,142   28.84%    29.42%     0.00%
           2002               1.40%   1.85%     3.22     7.26   3,054,616       14,483,804  (32.24)%  (31.93)%    0.00%
           2001               1.40%   1.90%     4.74     7.57   3,937,811       27,559,929  (35.07)%  (34.81)%    0.22%
AIM V.I. Growth Class II
           2005               1.30%   1.95%    10.73    14.81     454,340        5,104,702    5.09%     5.77%     0.00%
           2004               1.30%   2.35%    10.21    14.08     499,787        5,345,783    5.91%     6.61%     0.00%
           2003               1.30%   1.95%     9.64    10.14     477,389        4,766,041   28.36%    29.06%     0.00%
           2002               1.40%   1.95%     7.51     7.87     169,631        1,289,762  (32.47)%  (32.08)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.12    11.62       6,330           71,150   11.19%    16.20%     0.46%
AIM V.I. International Growth
           2005               1.40%   2.15%     8.94    18.69     932,673       11,255,535   15.42%    16.29%     0.61%
           2004               1.40%   2.15%     7.72    16.17   1,099,843       11,434,378   21.49%    22.28%     0.62%
           2003               1.40%   2.05%     6.34    11.12   1,314,993       11,187,573   26.63%    27.27%     0.49%
           2002               1.40%   1.90%     5.00     8.78   1,480,348        9,923,066  (17.26)%  (16.85)%    0.67%
           2001               1.40%   1.90%     6.04     8.60   1,879,263       15,221,560  (24.90)%  (24.60)%    0.36%
AIM V.I. International Growth Class II
           2005               1.30%   2.45%    15.44    18.50     402,262        6,449,458   14.91%    16.18%     0.58%
           2004               1.30%   2.40%    13.38    16.05     425,659        5,860,514   21.13%    22.11%     0.59%
           2003               1.30%   2.10%    11.03    11.75     311,193        3,506,721   26.12%    26.81%     0.25%
           2002               1.40%   1.95%     8.75     9.29     108,075          952,943  (17.53)%  (17.07)%    2.04%
           2001  9/19/2001    1.40%   1.95%    10.60    11.23       2,478           26,611    6.03%    12.29%     0.43%
AIM V.I. Premier Equity
           2005               1.40%   2.35%     6.60    13.63   3,257,996       28,494,078    3.51%     4.19%     0.77%
           2004               1.40%   2.05%     6.35     9.94   4,153,585       34,983,584    3.83%     4.30%     0.43%
           2003               1.40%   1.85%     6.10     9.55   5,221,256       42,037,082   22.79%    23.34%     0.29%
           2002               1.40%   1.85%     4.96     7.76   6,217,531       40,633,321  (31.54)%  (31.23)%    0.28%
           2001               1.40%   1.90%     7.22    10.16   8,287,369       79,109,595  (14.12)%  (13.78)%    0.13%
AIM V.I. Premier Equity Class II
           2005               1.30%   2.20%    10.09    12.75     826,147        8,671,685    3.07%     4.00%     0.61%
           2004               1.30%   2.20%     9.77    12.26     924,978        9,336,907    3.46%     4.13%     0.32%
           2003               1.30%   1.95%     9.44     9.93     874,101        8,456,104   22.42%    23.10%     0.29%
           2002               1.40%   1.95%     7.71     8.10     561,380        4,355,616  (31.79)%  (31.41)%    0.68%
           2001  9/19/2001    1.40%   1.95%    11.31    11.84      33,718          383,052   13.05%    18.43%     0.33%
ABVPSF Global Technology Class B
           2005               1.25%   2.65%     4.11    16.19   2,865,931       15,883,898    1.03%     2.31%     0.00%
           2004               1.30%   2.55%     4.03    15.94   3,240,821       16,596,090    2.95%     3.73%     0.00%
           2003               1.30%   2.05%     3.90    10.45   3,521,618       16,241,721   41.02%    41.79%     0.00%
           2002               1.40%   1.95%     2.75     7.38   3,027,747        9,064,933  (42.94)%  (42.62)%    0.00%
           2001               1.40%   1.95%     4.81     5.12   3,632,585       18,346,792  (26.79)%  (26.49)%    0.00%
ABVPSF Growth Class B
           2002               1.40%   1.85%     4.24     8.45     941,466        4,257,982  (29.58)%  (29.26)%    0.00%
           2001               1.40%   1.90%     6.01     6.51   1,044,009        6,661,632  (25.01)%  (24.71)%    0.21%
ABVPSF Growth and Income Class B
           2005               1.25%   2.80%    11.45    15.58  16,191,191      206,322,630    1.86%     3.25%     1.28%
           2004               1.30%   2.65%    11.15    15.17  13,908,523      172,477,094    8.31%     9.79%     0.72%
           2003               1.30%   2.65%    10.21    12.32   9,896,069      111,968,167   29.63%    30.35%     0.79%
           2002               1.40%   1.95%     7.86     9.45   7,025,237       61,246,306  (23.77)%  (23.35)%    0.55%
           2001               1.40%   1.95%    10.30    12.33   4,813,757       55,481,868   (1.64)%   (1.24)%    0.51%

Lincoln Life Variable Annuity Account N

                             Minimum Maximum Minimum  Maximum                               Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                        Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets     Return(4) Return(4) Ratio(5)
--------------------------------------------------------------------------------------------------------------------------
ABVPSF Large Cap Growth Class B
           2005               1.30%   2.65%   $ 6.19   $14.26   4,848,291    $   38,794,594   11.96%    13.36%     0.00%
           2004               1.30%   2.55%     5.49    12.68   4,906,004        34,130,631    6.04%     6.95%     0.00%
           2003               1.30%   2.15%     5.16     9.89   4,506,741        28,289,885   20.99%    21.65%     0.00%
           2002               1.40%   1.95%     4.25     8.14   3,795,071        18,525,723  (32.18)%  (31.80)%    0.00%
           2001               1.40%   1.95%     6.24     7.28   3,564,921        24,442,488  (18.88)%  (18.55)%    0.00%
ABVPSF Small/Mid Cap Value Class B
           2005               1.25%   2.80%    15.89    19.45   3,060,293        53,499,928    3.84%     5.25%     0.56%
           2004               1.30%   2.65%    15.40    18.62   2,055,473        35,366,991   16.31%    17.54%     0.07%
           2003               1.30%   2.35%    15.06    15.24     967,864        14,514,469   38.17%    38.94%     0.42%
           2002               1.40%   1.95%    10.90    10.97     326,746         3,575,877   (8.18)%   (7.67)%    0.17%
           2001  9/19/2001    1.40%   1.95%    11.87    11.88      17,975           213,573   18.66%    18.83%     0.00%
American Century VP Inflation Protection Class 2
           2005               1.25%   2.85%    10.23    10.45   9,646,622       100,042,811   (1.10)%    0.25%     4.69%
           2004  5/24/2004    1.30%   2.65%    10.34    10.43   3,079,182        32,042,442    0.81%     5.20%     2.06%
American Funds Global Growth Class 2
           2005               1.25%   2.80%    12.44    12.71   4,729,847        59,479,022   11.09%    12.60%     0.64%
           2004  5/24/2004    1.30%   2.65%    11.20    11.29   1,552,710        17,496,155    9.02%    12.95%     0.09%
American Funds Global Small Capitalization Class 2
           2005               1.25%   2.80%    10.59    23.26   9,624,135       146,086,924   22.08%    23.73%     0.97%
           2004               1.30%   2.65%     8.57    18.90   7,448,131        86,948,362   17.84%    19.32%     0.00%
           2003               1.30%   2.55%     7.19    15.07   3,883,351        35,447,235   50.57%    51.40%     0.55%
           2002               1.40%   1.95%     4.75     9.97   2,325,737        12,718,350  (20.62)%  (20.18)%    0.71%
           2001               1.40%   1.95%     5.95     7.11   1,669,487        10,644,958  (14.41)%  (14.07)%    0.86%
American Funds Growth Class 2
           2005               1.25%   2.85%     9.06    17.97  85,725,228     1,027,944,645   13.15%    14.69%     0.76%
           2004               1.30%   2.65%     7.93    15.76  68,042,386       685,173,120    9.56%    11.04%     0.21%
           2003               1.30%   2.65%     7.17    12.34  41,130,557       348,311,333   34.17%    34.91%     0.15%
           2002               1.40%   1.95%     5.32     9.16  19,990,977       118,810,376  (25.92)%  (25.51)%    0.04%
           2001               1.40%   1.95%     7.16     7.82  12,006,135        91,340,576  (19.62)%  (19.29)%    0.47%
American Funds Growth-Income Class 2
           2005               1.25%   2.85%    12.35    15.91  87,562,380     1,158,679,589    3.06%     4.47%     1.46%
           2004               1.30%   2.65%    11.88    15.31  68,627,474       873,734,564    7.49%     8.95%     1.08%
           2003               1.30%   2.65%    10.96    11.99  37,515,991       436,956,266   29.87%    30.59%     1.40%
           2002               1.40%   1.95%     8.43     9.18  16,748,171       148,747,080  (19.92)%  (19.48)%    1.32%
           2001               1.40%   1.95%    10.51    11.41   7,534,078        83,147,010    0.73%     1.13%     1.82%
American Funds International Class 2
           2005               1.25%   2.85%     8.51    20.13  33,907,194       413,015,292   18.33%    19.93%     1.71%
           2004               1.30%   2.65%     7.10    16.88  26,363,351       254,014,200   16.20%    17.78%     1.64%
           2003               1.30%   2.65%     6.04    12.07  16,087,085       117,109,450   32.25%    32.98%     1.75%
           2002               1.40%   1.95%     4.54     9.09   8,176,848        41,942,992  (16.49)%  (16.03)%    1.46%
           2001               1.40%   1.95%     5.41     6.20   5,624,790        32,124,018  (21.32)%  (21.00)%    0.89%
Delaware VIPT Capital Reserves Service Class
           2005   6/6/2005    1.25%   2.50%     9.87     9.97     417,378         4,142,143   (0.75)%    0.75%     2.23%
Delaware VIPT Devon
           2002               1.40%   1.40%     5.45     5.45     426,301         2,323,772  (23.44)%  (23.44)%    0.98%
           2001               1.40%   1.65%     7.12     7.12     562,667         4,007,232  (10.45)%  (10.45)%    0.72%
Delaware VIPT Diversified Income Service Class
           2005               1.25%   2.85%    10.46    10.69  11,110,785       117,668,130   (3.19)%   (1.87)%    0.59%
           2004  5/24/2004    1.30%   2.65%    10.81    10.89   3,955,275        43,006,321    0.10%     8.88%     0.00%
Delaware VIPT Emerging Markets
           2002               1.40%   1.60%    10.99    11.89     267,708         2,942,796    3.50%     3.71%     2.34%
           2001               1.40%   1.65%    10.60    10.60     186,369         1,975,663    3.82%     3.82%     0.51%
Delaware VIPT Emerging Markets Service Class
           2005               1.25%   2.80%    16.74    32.08   3,755,710        63,653,626   24.04%    25.47%     0.07%
           2004  5/26/2004    1.30%   2.45%    13.50    25.71     690,972        10,347,465   16.16%    34.46%     0.00%
           2002               1.60%   1.80%     8.80    10.74      65,153           574,932    3.15%     3.36%     3.18%
           2001               1.40%   1.90%     8.53     8.58      63,308           542,506    3.29%     3.73%     0.23%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
Delaware VIPT High Yield
           2005               1.40%   2.15%   $10.96   $15.84   1,361,372    $ 15,016,454    1.38%     2.15%     7.55%
           2004               1.40%   2.15%    10.73    14.75   1,781,940      19,188,007   12.38%    12.66%     6.68%
           2003               1.40%   1.65%     9.53    13.12   2,496,030      23,797,308   26.64%    26.96%     6.27%
           2002               1.40%   1.65%     7.50    10.35   1,721,471      12,921,345    0.15%     0.42%     9.65%
           2001               1.40%   1.65%     7.47     7.47   1,213,714       9,070,122   (5.43)%   (5.43)%    9.54%
Delaware VIPT High Yield Service Class
           2005               1.25%   2.85%    12.05    15.91  11,482,026     151,343,314    0.64%     2.01%     6.00%
           2004               1.30%   2.65%    11.87    15.68   9,299,746     121,685,217   11.04%    12.55%     4.87%
           2003               1.30%   2.65%    10.60    13.11   5,206,710      60,480,694   26.13%    26.82%     4.82%
           2002               1.40%   1.95%     8.39    10.34   1,382,826      12,415,349   (0.32)%    0.23%     8.35%
           2001               1.40%   1.95%     8.41     8.46     631,834       5,360,163   (6.09)%   (5.70)%    6.52%
Delaware VIPT International Value Equity
           2005               1.40%   1.65%    16.48    18.13     170,735       2,813,892   11.03%    11.31%     1.40%
           2004               1.40%   1.65%    14.80    16.33     149,061       2,207,313   19.80%    20.10%     2.70%
           2003               1.40%   1.65%    12.32    13.63     175,704       2,166,408   41.09%    41.45%     2.39%
           2002               1.40%   1.65%     8.71     9.66     157,859       1,376,382  (11.87)%  (11.65)%    2.22%
           2001               1.40%   1.65%     9.86     9.86     172,011       1,696,649  (14.05)%  (14.05)%    2.87%
Delaware VIPT REIT
           2005               1.40%   2.15%    19.78    25.18     917,113      22,971,856    5.42%     5.68%     2.04%
           2004               1.40%   1.65%    18.77    23.83   1,227,905      29,150,435   29.23%    29.55%     2.11%
           2003               1.40%   1.65%    14.52    18.39   1,279,047      23,460,839   31.83%    32.16%     2.55%
           2002               1.40%   1.65%    11.01    13.92   1,303,063      18,104,452    2.82%     3.07%     1.84%
           2001               1.40%   1.65%    13.50    13.50     624,028       8,419,985    7.28%     7.28%     1.36%
Delaware VIPT REIT Service Class
           2005               1.25%   2.80%    16.28    21.23   8,802,972     161,758,580    4.06%     5.48%     1.55%
           2004               1.30%   2.65%    15.57    20.15   6,905,964     126,052,112   27.79%    29.39%     1.53%
           2003               1.30%   2.55%    13.96    15.45   3,514,224      51,191,530   31.15%    31.87%     2.01%
           2002               1.40%   1.95%    10.63    11.75   1,642,639      18,769,932    2.37%     2.93%     1.57%
           2001               1.40%   1.95%    11.42    11.49     488,935       5,572,105    6.73%     7.18%     1.23%
Delaware VIPT Select Growth
           2002               1.40%   1.60%     3.61     8.12   1,792,425       6,481,162  (33.60)%  (33.47)%    0.00%
           2001               1.40%   1.65%     5.43     5.43   2,187,582      11,874,368  (24.85)%  (24.85)%    0.00%
Delaware VIPT Select Growth Service Class
           2002               1.60%   1.85%     3.71     8.08     705,603       2,647,287  (33.85)%  (33.68)%    0.00%
           2001               1.40%   1.90%     5.61     5.64     667,388       3,766,093  (25.26)%  (24.95)%    0.00%
Delaware VIPT Small Cap Value
           2005               1.40%   2.35%    18.37    21.30   1,518,277      32,285,750    7.63%     7.90%     0.38%
           2004               1.40%   1.65%    17.06    19.75   1,744,483      34,401,846   19.49%    19.79%     0.20%
           2003               1.40%   1.65%    14.27    16.48   1,911,460      31,463,013   39.66%    40.01%     0.38%
           2002               1.40%   1.65%    10.21    11.77   1,874,844      22,059,412   (7.15)%   (6.92)%    0.48%
           2001               1.40%   1.65%    12.65    12.65   1,325,355      16,754,911   10.29%    10.29%     0.77%
Delaware VIPT Small Cap Value Service Class
           2005               1.25%   2.80%    16.59    21.80  10,633,977     196,817,038    6.29%     7.74%     0.14%
           2004               1.30%   2.65%    15.54    20.25   7,036,912     128,023,938   18.35%    19.60%     0.02%
           2003               1.30%   2.35%    14.13    16.81   4,064,442      63,655,137   38.93%    39.70%     0.20%
           2002               1.40%   1.95%    10.16    12.06   2,117,810      24,498,184   (7.54)%   (7.04)%    0.27%
           2001               1.40%   1.95%    12.94    13.05     620,311       8,000,427    9.68%    10.09%     0.46%
Delaware VIPT Social Awareness
           2002               1.40%   1.60%     7.20     8.76     575,595       4,143,898  (24.08)%  (23.92)%    0.40%
           2001               1.40%   1.65%     9.46     9.46     634,786       6,007,037  (10.79)%  (10.79)%    0.23%
Delaware VIPT Social Awareness Service Class
           2002               1.60%   1.80%     5.90     8.72     102,436         614,015  (24.36)%  (24.21)%    0.21%
           2001               1.40%   1.90%     7.79     7.84     107,725         853,315  (11.30)%  (10.92)%    0.09%
Delaware VIPT Trend
           2005               1.40%   2.15%    13.73    17.05   1,802,451      30,707,868    4.13%     4.39%     0.00%
           2004               1.40%   1.65%    13.18    16.33   2,361,636      38,545,101   10.76%    11.04%     0.00%
           2003               1.40%   1.65%    11.89    14.71   2,681,212      39,417,437   32.89%    33.22%     0.00%
           2002               1.40%   1.65%     8.94    11.04   2,916,731      32,186,140  (21.26)%  (21.05)%    0.00%
           2001               1.40%   1.65%    13.98    13.98   3,587,285      50,151,476  (16.52)%  (16.52)%    0.00%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Trend Service Class
           2005               1.25%   2.80%   $ 7.66   $16.67   9,417,497    $107,820,967    2.85%     4.25%     0.00%
           2004               1.30%   2.65%     7.38    16.07   9,480,716     101,229,754    9.38%    10.87%     0.00%
           2003               1.30%   2.65%     6.69    13.41   5,631,974      50,750,853   32.19%    32.92%     0.00%
           2002               1.40%   1.95%     5.06    10.09   3,494,864      20,612,639  (21.61)%  (21.18)%    0.00%
           2001               1.40%   1.95%     6.44     6.48   1,970,053      12,884,782  (16.96)%  (16.63)%    0.00%
Delaware VIPT U.S. Growth Service Class
           2005               1.30%   2.65%    11.07    13.99   3,262,415      38,980,114   11.42%    12.93%     0.37%
           2004               1.30%   2.65%     9.87    12.46   3,281,070      34,757,989    0.33%     1.70%     0.00%
           2003               1.30%   2.65%     9.77     9.89     843,958       8,688,397   21.05%    21.65%     0.01%
           2002               1.40%   1.90%     8.07     8.13      74,374         602,736  (30.60)%  (30.26)%    0.04%
           2001  9/19/2001    1.40%   1.95%    11.63    11.65       1,612          18,849   16.34%    16.52%     0.00%
Delaware VIPT Value
           2005               1.40%   2.35%    11.98    13.22   1,470,232      17,634,039    4.29%     4.55%     1.68%
           2004               1.40%   1.65%    11.46    11.80   1,499,570      17,193,059   13.11%    13.33%     1.57%
           2003               1.40%   1.60%    10.11    10.43   1,637,137      16,557,842   26.26%    26.51%     1.66%
           2002               1.40%   1.60%     7.99     8.26   1,352,162      10,810,321  (19.97)%  (19.81)%    1.60%
           2001               1.40%   1.65%     9.97     9.97   1,486,136      14,815,032   (5.22)%   (5.22)%    0.18%
Delaware VIPT Value Service Class
           2005               1.25%   2.80%    12.08    15.69   5,229,714      68,306,425    3.03%     4.43%     1.08%
           2004               1.30%   2.65%    11.63    15.10   2,352,748      30,019,065   12.21%    13.11%     1.08%
           2003               1.30%   2.10%    10.34    11.23   1,125,234      12,558,833   25.63%    26.33%     1.50%
           2002               1.40%   1.95%     8.22     8.89     597,704       5,207,353  (20.39)%  (19.93)%    1.01%
           2001               1.40%   1.95%    10.88    10.95     250,463       2,725,871   (5.76)%   (5.34)%    0.05%
Dreyfus Developing Leaders
           2002               1.40%   1.40%    10.73    10.73     239,550       2,571,334  (20.25)%  (20.25)%    0.05%
           2001               1.40%   1.65%    13.46    13.46     292,525       3,936,865   (7.42)%   (7.42)%    0.41%
Fidelity VIP Contrafund Service Class 2
           2005               1.25%   2.85%    15.70    16.14  15,529,612     242,707,287   13.61%    15.16%     0.09%
           2004               1.30%   2.65%    13.75    14.09   7,227,480     100,567,575   12.15%    13.67%     0.13%
           2003               1.30%   2.65%    12.18    12.33   2,337,942      28,698,100   25.72%    26.42%     0.15%
           2002               1.40%   1.95%     9.69     9.76     430,608       4,189,976  (11.36)%  (10.86)%    0.17%
           2001  9/19/2001    1.40%   1.95%    10.93    10.95      25,910         283,522    9.29%     9.46%     0.00%
Fidelity VIP Equity-Income
           2005               1.40%   2.15%    12.35    15.54   2,187,704      28,049,062    3.62%     4.39%     1.71%
           2004               1.40%   2.15%    11.86    12.76   2,706,796      33,239,120    9.70%     9.98%     1.56%
           2003               1.40%   1.65%    10.80    11.63   2,927,303      32,683,551   28.20%    28.52%     1.84%
           2002               1.40%   1.65%     8.42     9.07   3,191,587      27,726,540  (18.31)%  (18.10)%    1.70%
           2001               1.40%   1.65%    10.61    10.61   3,138,208      33,295,221   (6.28)%   (6.28)%    1.57%
Fidelity VIP Equity-Income Service Class 2
           2005               1.30%   2.65%    11.89    15.56   8,341,856     108,463,653    2.81%     4.21%     1.25%
           2004               1.30%   2.65%    11.47    15.01   6,568,159      81,874,928    8.87%     9.80%     1.04%
           2003               1.30%   2.15%    10.50    11.63   3,106,889      34,700,736   27.52%    28.22%     1.21%
           2002               1.40%   1.95%     8.22     9.07   1,411,281      12,022,860  (18.76)%  (18.31)%    1.10%
           2001               1.40%   1.95%    10.10    10.16     540,415       5,490,108   (6.92)%   (6.54)%    0.57%
Fidelity VIP Growth
           2005               1.40%   2.15%     9.83    14.01   1,972,496      19,401,348    3.55%     4.33%     0.54%
           2004               1.40%   2.15%     9.42    10.76   2,565,999      24,186,820    1.69%     1.94%     0.28%
           2003               1.40%   1.65%     9.24    10.58   3,068,551      28,369,256   30.68%    31.00%     0.28%
           2002               1.40%   1.65%     7.05     8.10   3,561,815      25,137,106  (31.25)%  (31.08)%    0.28%
           2001               1.40%   1.65%    10.24    10.24   4,870,074      49,855,065  (18.80)%  (18.80)%    0.08%
Fidelity VIP Growth Service Class 2
           2005               1.25%   2.80%     6.30    13.94   4,476,186      40,555,043    2.74%     4.14%     0.21%
           2004               1.30%   2.65%     6.08    13.47   2,742,063      22,976,078    0.73%     1.79%     0.11%
           2003               1.30%   2.35%     6.01    10.59   1,693,187      12,346,857   29.98%    30.70%     0.10%
           2002               1.40%   1.95%     4.61     8.10   1,226,819       6,303,717  (31.65)%  (31.27)%    0.13%
           2001               1.40%   1.95%     6.74     6.78   1,220,571       8,375,605  (19.33)%  (19.04)%    0.06%
Fidelity VIP Growth Opportunities
           2002               1.40%   1.40%     5.68     5.68   1,618,820       9,192,932  (22.93)%  (22.93)%    1.22%
           2001               1.40%   1.65%     7.37     7.37   2,233,086      16,455,500  (15.61)%  (15.61)%    0.41%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                            Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                     Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets  Return(4) Return(4) Ratio(5)
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Service Class 2
           2002               1.60%   1.80%   $ 5.44   $ 8.68      85,860    $   470,570  (23.41)%  (23.25)%    0.85%
           2001               1.40%   1.90%     7.11     7.14      92,660        661,919  (16.17)%  (15.87)%    0.28%
Fidelity VIP Mid Cap Service Class 2
           2005   6/6/2005    1.25%   2.85%    11.49    11.59   2,530,388     29,265,696    3.06%    16.25%     0.00%
Fidelity VIP Overseas
           2005               1.40%   2.15%    12.88    18.86     605,539      7,809,350   16.51%    17.39%     0.67%
           2004               1.40%   2.15%    10.97    13.46     695,470      7,639,894   11.83%    12.06%     1.13%
           2003               1.40%   1.60%     9.79    12.03     730,313      7,151,986   41.10%    41.38%     0.85%
           2002               1.40%   1.60%     6.93     8.53     744,912      5,159,899  (21.55)%  (21.39)%    0.84%
           2001               1.40%   1.65%     8.81     8.81     920,542      8,111,651  (22.26)%  (22.26)%    5.87%
Fidelity VIP Overseas Service Class 2
           2005               1.25%   2.80%     9.48    18.78   6,857,887     93,652,564   15.68%    17.25%     0.39%
           2004               1.30%   2.65%     8.13    16.12   4,295,700     49,857,492   10.35%    11.85%     0.60%
           2003               1.30%   2.65%     7.30    12.07   1,514,804     13,712,180   40.28%    41.05%     0.23%
           2002               1.40%   1.95%     5.20     8.56     595,370      3,253,837  (22.00)%  (21.57)%    0.36%
           2001               1.40%   1.95%     6.65     6.69     462,865      3,117,723  (22.57)%  (22.26)%    4.37%
FTVIPT Franklin Mutual Shares Securities Class 2
           2002               1.40%   1.90%     8.71    11.12   2,553,871     26,889,186  (13.47)%  (13.04)%    0.93%
           2001               1.40%   1.90%    11.40    12.78   1,979,902     24,081,082    5.13%     5.55%     1.49%
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2
           2005               1.25%   2.80%     6.81    17.49   6,525,815     59,207,077    2.05%     3.43%     0.00%
           2004               1.30%   2.65%     6.59    17.00   5,959,921     49,278,519    9.16%    10.04%     0.00%
           2003               1.30%   2.10%     6.00    11.67   4,577,044     31,394,991   34.60%    35.34%     0.00%
           2002               1.40%   1.95%     4.43     8.64   3,562,355     17,032,796  (30.07)%  (29.68)%    0.25%
           2001               1.40%   1.95%     6.30     6.71   2,658,181     17,329,816  (16.76)%  (16.43)%    0.38%
FTVIPT Templeton Foreign Securities Class 2
           2002               1.40%   1.90%     6.38     8.72     945,905      6,228,122  (20.10)%  (19.70)%    2.34%
           2001               1.40%   1.90%     7.98     8.30     753,613      6,187,698  (17.50)%  (17.16)%    2.48%
FTVIPT Templeton Global Income Securities Class 2
           2005   6/6/2005    1.25%   2.80%     9.81     9.90     941,896      9,296,781   (1.70)%    2.14%     0.11%
FTVIPT Templeton Growth Securities Class 2
           2005               1.25%   2.80%    12.51    16.72   6,482,117     89,831,343    6.02%     7.46%     1.09%
           2004               1.30%   2.65%    11.70    15.64   3,921,711     51,068,185   13.28%    14.53%     1.14%
           2003               1.30%   2.40%    10.27    11.67   2,086,334     23,332,586   29.59%    30.30%     1.46%
           2002               1.40%   1.95%     7.91     8.97   1,100,054      9,317,702  (20.07)%  (19.62)%    2.50%
           2001               1.40%   1.95%     9.88    10.73     510,547      5,372,301   (3.07)%   (2.68)%    1.78%
Janus Aspen Series Balanced Service Shares
           2005               1.30%   2.65%    12.05    12.70   3,213,240     39,730,293    4.85%     6.27%     2.10%
           2004               1.30%   2.65%    11.55    11.94   3,249,338     37,916,501    5.78%     6.89%     2.48%
           2003               1.30%   2.35%    10.87    11.01   2,319,319     25,413,234   11.53%    12.14%     2.22%
           2002               1.40%   1.95%     9.75     9.82     882,961      8,649,699   (8.48)%   (7.97)%    3.58%
           2001  9/19/2001    1.40%   1.95%    10.65    10.67      23,084        246,189    6.52%     6.69%     3.26%
Janus Aspen Series Mid Cap Growth Service Shares
           2005               1.30%   2.55%    13.76    17.48   1,051,727     15,318,067    9.32%    10.58%     0.00%
           2004               1.30%   2.45%    12.52    15.82     766,944     10,085,016   17.68%    18.92%     0.00%
           2003               1.30%   2.35%    10.60    10.73     280,391      3,054,564   32.16%    32.90%     0.00%
           2002               1.40%   1.95%     8.02     8.07      59,088        475,865  (29.50)%  (29.15)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.38    11.39       4,834         55,109   13.77%    13.94%     0.00%
Janus Aspen Series Worldwide Growth Service Shares
           2005               1.30%   2.45%    10.78    13.15     388,509      4,361,767    3.01%     4.20%     1.18%
           2004               1.30%   2.45%    10.42    12.62     471,875      5,086,972    2.51%     3.18%     0.94%
           2003               1.30%   1.95%    10.16    10.29     431,027      4,472,346   21.29%    21.96%     0.93%
           2002               1.40%   1.95%     8.38     8.44     242,345      2,040,094  (27.16)%  (26.74)%    0.87%
           2001  9/19/2001    1.40%   1.95%    11.50    11.52       6,855         78,994   15.02%    15.20%     0.20%
Liberty VIT Growth & Income
           2002               1.40%   1.40%     8.81     8.81     341,662      3,011,627  (23.04)%  (23.04)%    0.93%
           2001               1.40%   1.65%    11.45    11.45     497,734      5,700,557   (1.99)%   (1.99)%    1.01%
Liberty VIT Newport Tiger
           2002               1.40%   1.85%     5.38     9.71     499,385      3,847,367  (18.49)%  (18.12)%    1.04%
           2001               1.40%   1.90%     6.60    10.99     582,167      5,759,764  (19.94)%  (19.62)%    0.78%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Aggressive Growth
           2005               1.30%   2.65%   $13.24   $16.08     133,778    $  1,832,318    6.94%     8.39%     0.00%
           2004               1.30%   2.65%    12.31    13.87      97,110       1,220,901   11.53%    12.20%     0.00%
           2003               1.30%   1.90%    11.04    11.16      91,201       1,017,546   30.14%    30.78%     0.00%
           2002               1.40%   1.90%     8.48     8.54      15,318         130,333  (31.62)%  (31.29)%    0.00%
           2001  9/19/2001    1.40%   1.95%    12.40    12.42       1,612          20,093   24.04%    24.22%     0.00%
Lincoln VIPT Aggressive Growth Service Class
           2005               1.25%   2.85%    14.59    14.92     398,136       5,537,906    7.16%     8.08%     0.00%
           2004               1.35%   2.45%    13.73    13.81     122,805       1,688,413   11.46%    11.85%     0.00%
           2003  6/17/2003    1.35%   1.70%    12.32    12.34      33,165         408,896    2.44%    12.32%     0.00%
Lincoln VIPT Aggressive Profile Service Class
           2005   6/6/2005    1.25%   2.80%    10.81    10.91   1,642,617      17,873,575   (0.53)%    8.81%     0.00%
Lincoln VIPT Bond
           2005               1.30%   2.65%    10.53    13.69  27,381,711     353,491,303   (0.04)%    1.31%     4.17%
           2004               1.30%   2.65%    10.41    13.52  27,775,838     357,120,174    2.55%     3.94%     4.20%
           2003               1.30%   2.65%    11.49    13.04  24,088,150     302,767,592    5.21%     5.79%     4.48%
           2002               1.40%   1.95%    10.91    12.35  17,889,584     216,864,749    8.03%     8.63%     6.03%
           2001               1.40%   1.95%    11.33    11.40   8,165,644      92,522,039    7.21%     7.63%     6.52%
Lincoln VIPT Bond Service Class
           2005               1.25%   2.85%    10.15    10.50  31,108,567     322,429,439   (0.29)%    1.01%     4.55%
           2004               1.35%   2.65%    10.20    10.40  18,125,175     187,702,118    2.40%     3.64%     5.30%
           2003  6/10/2003    1.35%   2.55%     9.96    10.03   4,003,602      40,119,444   (2.05)%    3.94%     5.95%
Lincoln VIPT Capital Appreciation
           2005               1.30%   2.55%    11.40    13.69     327,886       3,928,463    1.68%     2.86%     0.28%
           2004               1.30%   2.45%    11.17    12.71     285,703       3,309,738    3.30%     3.92%     0.00%
           2003               1.30%   1.90%    10.82    10.94     159,833       1,745,889   29.97%    30.62%     0.00%
           2002               1.40%   1.90%     8.32     8.37      44,384         370,776  (28.34)%  (28.00)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.61    11.63       2,052          23,927   16.14%    16.31%     0.00%
Lincoln VIPT Capital Appreciation Service Class
           2005               1.25%   2.65%    12.54    12.97     938,655      11,917,908    1.23%     2.55%     0.06%
           2004               1.35%   2.65%    12.58    12.65     286,650       3,610,787    3.25%     3.61%     0.00%
           2003  5/27/2003    1.35%   1.70%    12.18    12.21      27,204         332,036    3.14%    18.14%     0.00%
Lincoln VIPT Conservative Profile Service Class
           2005   6/6/2005    1.25%   2.85%    10.18    10.27   2,979,092      30,523,299   (0.58)%    2.86%     0.00%
Lincoln VIPT Core
           2005  6/22/2005    1.40%   1.40%    10.27    10.27      12,820         131,724    1.78%     1.78%     0.48%
Lincoln VIPT Core Service Class
           2005  6/15/2005    1.25%   2.65%    10.19    10.27      77,707         795,382   (1.39)%    2.87%     0.37%
Lincoln VIPT Equity-Income Service Class
           2005   6/8/2005    1.25%   2.80%    10.40    10.50     456,634       4,781,806   (0.71)%    4.99%     1.46%
Lincoln VIPT Global Asset Allocation
           2005               1.30%   2.55%    13.01    14.18   2,005,959      26,758,516    4.11%     5.42%     1.53%
           2004               1.30%   2.55%    12.43    13.03     884,987      11,179,606   11.35%    12.08%     1.94%
           2003               1.30%   1.95%    11.16    11.66     276,370       3,130,361   18.08%    18.73%     3.24%
           2002               1.40%   1.95%     9.45     9.85      44,513         425,436  (13.76)%  (13.22)%    2.15%
           2001  9/19/2001    1.40%   1.95%    10.96    11.38       1,601          17,793    9.59%    13.80%     0.42%
Lincoln VIPT Global Asset Allocation Service Class
           2005               1.30%   2.80%    12.97    13.35     749,347       9,590,351    3.95%     5.10%     1.23%
           2004               1.35%   2.45%    12.62    12.70     281,278       3,560,394   11.30%    11.75%     1.73%
           2003  6/12/2003    1.35%   1.75%    11.34    11.36      50,890         577,576    3.67%     9.91%     1.51%
Lincoln VIPT Growth
           2005  6/15/2005    1.40%   1.65%    10.83    10.85       4,701          50,956    5.10%     7.49%     0.00%
Lincoln VIPT Growth Service Class
           2005   6/7/2005    1.25%   2.80%    10.75    10.84     226,285       2,448,531   (0.83)%    8.92%     0.00%
Lincoln VIPT Growth and Income Service Class
           2005  6/27/2005    1.25%   2.50%    10.31    10.39     293,771       3,043,012   (1.56)%    4.48%     1.65%
Lincoln VIPT Growth Opportunities Service Class
           2005  6/22/2005    1.25%   2.80%    11.36    11.47      81,392         931,405   (2.62)%   11.91%     0.00%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT International
           2005               1.30%   2.65%   $17.38   $19.05   2,893,309    $ 51,322,467    9.60%    11.09%     2.34%
           2004               1.30%   2.65%    15.68    17.26   2,002,599      32,129,421   17.77%    19.37%     1.43%
           2003               1.30%   2.65%    13.39    13.55     764,656      10,309,269   38.89%    39.65%     2.63%
           2002               1.40%   1.95%     9.64     9.71     132,959       1,287,204  (12.49)%  (12.04)%    1.43%
           2001  9/19/2001    1.40%   1.95%    11.02    11.03       1,956          21,649   10.16%    10.34%     0.93%
Lincoln VIPT International Service Class
           2005               1.25%   2.80%    16.76    17.34   6,748,458     110,575,192    9.32%    10.75%     2.14%
           2004               1.35%   2.65%    15.35    15.66   3,752,542      58,521,613   17.61%    19.02%     1.25%
           2003   6/9/2003    1.35%   2.55%    13.06    13.15     783,969      10,298,202    5.07%    22.78%     2.75%
Lincoln VIPT Moderate Profile Service Class
           2005   6/6/2005    1.25%   2.80%    10.40    10.49   9,467,285      99,075,704    1.01%     5.00%     0.00%
Lincoln VIPT Moderately Aggressive Profile Service Class
           2005   6/6/2005    1.25%   2.80%    10.58    10.67   5,843,065      62,178,857    0.30%     6.79%     0.00%
Lincoln VIPT Money Market
           2005               1.30%   2.65%     9.61    11.13  10,227,809     106,859,269    0.10%     1.46%     2.75%
           2004               1.30%   2.65%     9.60    10.98   9,664,617     100,481,381   (1.76)%   (0.42)%    0.86%
           2003               1.30%   2.65%     9.83    11.04  10,954,801     115,293,445   (1.26)%   (0.72)%    0.70%
           2002               1.40%   1.95%     9.96    11.12  19,280,984     205,091,441   (0.55)%    0.00%     1.37%
           2001               1.40%   1.95%    10.43    11.12  12,093,644     130,195,821    2.16%     2.57%     3.58%
Lincoln VIPT Money Market Service Class
           2005               1.25%   2.80%     9.65     9.98   7,980,149      79,247,808   (0.15)%    1.16%     2.59%
           2004               1.35%   2.65%     9.68     9.87   5,260,840      51,684,873   (1.91)%   (0.72)%    0.74%
           2003  6/11/2003    1.35%   2.55%     9.86     9.94   1,070,114      10,621,014   (0.81)%   (0.04)%    0.17%
Lincoln VIPT Social Awareness
           2005               1.30%   2.65%    13.79    16.43   2,050,578      29,133,651    9.10%    10.58%     0.88%
           2004               1.30%   2.65%    12.55    14.84   1,843,970      23,648,064    9.76%    11.25%     1.18%
           2003               1.30%   2.65%    11.35    12.03     928,999      10,713,994   29.33%    30.03%     1.43%
           2002               1.40%   1.95%     8.78     9.27      46,709         412,876  (23.67)%  (23.22)%    1.61%
           2001  9/19/2001    1.40%   1.95%    11.50    12.11       1,977          23,071   15.03%    21.07%     0.68%
Lincoln VIPT Social Awareness Service Class
           2005               1.25%   2.70%    14.52    15.02   4,949,634      71,884,144    8.83%    10.25%     0.73%
           2004               1.35%   2.65%    13.36    13.62   2,972,005      40,329,641    9.59%    10.91%     1.06%
           2003  6/11/2003    1.35%   2.55%    12.19    12.28     566,516       6,949,285    1.19%    15.03%     1.09%
MFS VIT Capital Opportunities Service Class
           2005               1.30%   2.65%    11.15    14.56     530,004       6,233,909   (1.19)%    0.15%     0.54%
           2004               1.30%   2.65%    11.20    14.62     450,863       5,312,294    9.92%    10.64%     0.17%
           2003               1.30%   1.95%    10.19    10.32     315,701       3,303,141   24.66%    25.35%     0.00%
           2002               1.40%   1.95%     8.18     8.23     124,623       1,023,294  (31.21)%  (30.81)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.88    11.90       8,393          99,914   18.84%    19.02%     0.00%
MFS VIT Emerging Growth
           2005               1.40%   2.15%    10.23    12.11     891,376       9,143,587    7.40%     7.67%     0.00%
           2004               1.40%   1.65%     9.50    11.27   1,097,291      10,435,949   11.11%    11.39%     0.00%
           2003               1.40%   1.65%     8.53    10.14   1,329,911      11,350,490   28.16%    28.42%     0.00%
           2002               1.40%   1.60%     6.64     7.91   1,511,486      10,040,539  (34.81)%  (34.68)%    0.00%
           2001               1.40%   1.65%    10.17    10.17   2,297,588      23,364,627  (34.41)%  (34.41)%    0.00%
MFS VIT Emerging Growth Service Class
           2005               1.30%   2.45%     5.23    15.14   1,298,284      10,354,668    6.29%     7.52%     0.00%
           2004               1.30%   2.45%     4.89    14.23   1,250,577       8,924,947   10.11%    11.26%     0.00%
           2003               1.30%   2.35%     4.41    10.15   1,032,525       5,967,597   27.43%    28.13%     0.00%
           2002               1.40%   1.95%     3.46     7.92     789,180       3,028,423  (35.14)%  (34.79)%    0.00%
           2001               1.40%   1.95%     5.32     5.35     830,051       4,481,378  (34.81)%  (34.54)%    0.00%
MFS VIT Research
           2002               1.40%   1.60%     7.01     8.27   1,136,643       7,969,416  (25.74)%  (25.59)%    0.28%
           2001               1.40%   1.65%     9.42     9.42   1,474,916      13,893,672  (22.35)%  (22.35)%    0.01%
MFS VIT Research Service Class
           2002               1.60%   1.85%     5.03     8.41     605,748       3,068,386  (26.10)%  (25.92)%    0.11%
           2001               1.40%   1.90%     6.81     6.85     807,809       5,521,674  (22.79)%  (22.49)%    0.00%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return
           2005               1.40%   2.35%   $12.18   $13.91   3,328,787    $ 46,128,539    0.63%     1.39%     2.05%
           2004               1.40%   2.15%    12.04    13.72   3,709,086      50,715,329    9.50%     9.77%     1.68%
           2003               1.40%   1.65%    10.99    12.50   4,023,962      50,213,967   14.42%    14.71%     1.75%
           2002               1.40%   1.65%     9.60    10.90   4,322,028      47,032,941   (6.74)%   (6.49)%    1.65%
           2001               1.40%   1.65%    11.65    11.65   3,667,421      42,716,397   (1.15)%   (1.15)%    1.98%
MFS VIT Total Return Service Class
           2005               1.25%   2.85%    11.96    13.00  19,428,172     241,264,525   (0.09)%    1.27%     1.72%
           2004               1.30%   2.65%    11.87    12.90  13,898,886     173,052,340    8.34%     9.59%     1.37%
           2003               1.30%   2.45%    10.89    11.65   8,005,593      91,456,755   13.77%    14.39%     1.41%
           2002               1.40%   1.95%     9.55    10.21   3,796,010      38,295,796   (7.18)%   (6.67)%    1.41%
           2001               1.40%   1.95%    10.93    10.99   1,424,672      15,578,065   (1.76)%   (1.34)%    1.56%
MFS VIT Utilities
           2005               1.40%   2.35%    14.04    15.74   2,112,594      33,244,903   14.93%    15.21%     0.61%
           2004               1.40%   1.65%    12.21    13.66   2,231,354      30,455,785   28.07%    28.39%     1.49%
           2003               1.40%   1.65%     9.53    10.64   2,525,979      26,851,342   33.67%    34.01%     2.31%
           2002               1.40%   1.65%     7.13     7.94   2,752,664      21,847,397  (24.02)%  (23.83)%    2.79%
           2001               1.40%   1.65%    10.43    10.43   3,706,529      38,640,726  (25.26)%  (25.26)%    3.29%
MFS VIT Utilities Service Class
           2005               1.25%   2.80%    10.81    21.94   5,828,235      77,763,713   13.52%    15.07%     0.47%
           2004               1.30%   2.65%     9.44    19.21   3,708,140      41,924,765   27.21%    28.17%     1.24%
           2003               1.30%   2.05%     7.40    10.02   2,745,333      23,119,140   32.96%    33.69%     1.65%
           2002               1.40%   1.95%     5.56     7.49   1,468,712       8,617,782  (24.41)%  (23.97)%    2.52%
           2001               1.40%   1.95%     7.34     7.38   1,399,560      10,374,833  (25.79)%  (25.52)%    2.45%
NB AMT Mid-Cap Growth
           2005               1.25%   2.70%    13.28    15.94   5,153,591      71,406,285   10.77%    12.27%     0.00%
           2004               1.30%   2.65%    11.91    14.28   3,603,225      44,841,964   13.61%    14.81%     0.00%
           2003               1.30%   2.35%    10.44    10.57   1,795,704      19,108,352   25.60%    26.29%     0.00%
           2002               1.40%   1.95%     8.31     8.37     629,229       5,248,441  (30.71)%  (30.33)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.99    12.01       8,801         105,769   19.95%    20.13%     0.00%
NB AMT Regency
           2005               1.25%   2.85%    16.73    18.28   6,722,953     114,789,057    9.07%    10.55%     0.09%
           2004               1.30%   2.65%    15.27    16.65   3,996,020      62,810,341   19.16%    20.78%     0.03%
           2003               1.30%   2.65%    13.02    13.18   1,149,687      15,018,457   33.22%    33.96%     0.00%
           2002               1.40%   1.95%     9.78     9.84     208,868       2,050,622  (12.28)%  (11.80)%    0.04%
           2001  9/19/2001    1.40%   1.95%    11.14    11.16       8,336          93,037   11.44%    11.59%     0.00%
PIMCO VIT OPCAP Global Equity
           2002               1.40%   1.65%     8.53     8.97     263,137       2,359,188  (18.76)%  (18.56)%    0.55%
           2001               1.40%   1.65%    11.01    11.01     340,361       3,747,193  (15.02)%  (15.02)%    0.00%
PIMCO VIT OPCAP Managed
           2002               1.40%   1.40%     8.45     8.45     473,260       3,999,852  (18.04)%  (18.04)%    2.07%
           2001               1.40%   1.65%    10.31    10.31     573,192       5,910,641   (6.23)%   (6.23)%    2.35%
Putnam VT Growth & Income Class IB
           2005               1.30%   2.65%    12.11    15.21     589,211       7,329,537    2.94%     3.87%     1.57%
           2004               1.30%   2.20%    11.73    14.73     645,292       7,734,644    8.97%     9.68%     1.54%
           2003               1.30%   1.95%    10.77    10.91     580,669       6,347,230   24.92%    25.61%     1.21%
           2002               1.40%   1.95%     8.62     8.68     188,590       1,633,294  (20.56)%  (20.12)%    1.35%
           2001  9/19/2001    1.40%   1.95%    10.85    10.87       6,255          68,017    8.52%     8.71%     0.00%
Putnam VT Health Sciences Class IB
           2005               1.30%   2.40%    11.17    13.20     898,624      10,374,349   10.79%    11.74%     0.04%
           2004               1.30%   2.15%    10.06    11.88     733,632       7,624,955    5.06%     5.74%     0.18%
           2003               1.30%   1.95%     9.57     9.70     528,371       5,171,919   16.10%    16.74%     0.44%
           2002               1.40%   1.95%     8.25     8.31     230,190       1,906,287  (21.89)%  (21.45)%    0.00%
           2001  9/19/2001    1.40%   1.95%    10.56    10.58      10,173         107,595    5.57%     5.75%     0.00%
Scudder SVS Government Securities
           2002               1.40%   1.40%    12.31    12.31   1,637,783      20,154,047    6.55%     6.55%     3.40%
           2001               1.40%   1.65%    11.55    11.55   1,599,174      18,469,034    5.99%     5.99%     4.32%
Scudder SVS Small Cap Growth
           2002               1.40%   1.65%     5.92     8.00     270,091       1,603,596  (34.56)%  (34.39)%    0.00%
           2001               1.40%   1.65%     9.03     9.03     372,232       3,367,112  (29.80)%  (29.80)%    0.00%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                            Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                     Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets  Return(4) Return(4) Ratio(5)
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index
           2005               0.00%   0.00%   $   --   $   --          --    $        --    0.00%     0.00%     2.26%
           2004               1.30%   2.05%    12.42    15.87     246,903      3,152,537   16.65%    17.53%     1.98%
           2003               1.30%   2.05%    10.64    10.78     173,615      1,884,156   30.78%    31.50%     3.73%
           2002               1.40%   1.95%     8.13     8.20      98,911        808,527  (23.19)%  (22.70)%    2.41%
           2001  9/19/2001    1.40%   1.95%    10.59    10.61       2,026         21,550    5.89%     6.06%     0.00%
Scudder VIT EAFE Equity Index Service Class
           2005               0.00%   0.00%       --       --          --             --    0.00%     0.00%     2.63%
           2004               1.35%   2.65%    15.02    15.13     331,822      4,997,803   16.67%    17.19%     1.48%
           2003  5/19/2003    1.35%   1.80%    12.87    12.91      57,081        736,266    2.21%    29.04%     0.00%
Scudder VIT Equity 500 Index
           2005               1.30%   2.65%     8.31    14.53   6,723,314     68,258,386    1.94%     3.32%     1.59%
           2004               1.30%   2.65%     8.08    14.21   8,211,104     80,888,455    8.35%     9.16%     1.13%
           2003               1.30%   2.15%     7.44    10.89   9,046,305     81,353,452   25.68%    26.38%     1.05%
           2002               1.40%   1.95%     5.90     8.63   6,892,614     48,840,560  (23.83)%  (23.40)%    0.98%
           2001               1.40%   1.95%     7.72     9.53   7,131,528     66,538,304  (13.75)%  (13.40)%    0.86%
Scudder VIT Equity 500 Index Service Class
           2005               1.25%   2.80%    13.06    13.51   2,267,108     29,602,529    1.69%     3.02%     1.20%
           2004               1.35%   2.65%    13.01    13.12   1,345,572     17,589,539    8.29%     8.84%     0.66%
           2003  6/10/2003    1.35%   1.85%    12.01    12.05     299,786      3,609,750    7.46%    13.78%     0.00%
Scudder VIT Small Cap Index
           2005               1.30%   2.65%    15.99    18.82   1,000,507     16,288,832    1.53%     2.91%     0.61%
           2004               1.30%   2.65%    15.64    18.39   1,037,248     16,459,324   15.25%    16.24%     0.41%
           2003               1.30%   2.15%    13.54    13.71     854,106     11,685,822   43.60%    44.39%     0.29%
           2002               1.40%   1.95%     9.43     9.49     129,832      1,228,857  (22.14)%  (21.69)%    1.59%
           2001  9/19/2001    1.40%   1.95%    12.11    12.12       7,870         95,423   21.07%    21.24%     1.04%
Scudder VIT Small Cap Index Service Class
           2005               1.25%   2.80%    15.58    16.11   1,286,490     19,247,425    1.27%     2.60%     0.36%
           2004               1.35%   2.65%    15.58    15.71     720,811     11,280,931   15.33%    15.90%     0.14%
           2003  6/17/2003    1.35%   1.85%    13.51    13.55     201,394      2,724,738    6.41%    25.08%     0.00%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life Variable Annuity Account N

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2005.

                                                        Aggregate    Aggregate
                                                        Cost of      Proceeds
Subaccount                                              Purchases    from Sales
--------------------------------------------------------------------------------
AIM V.I. Growth                                         $    338,727 $ 3,867,731
AIM V.I. Growth Class II                                     622,198   1,190,526
AIM V.I. International Growth                              1,229,506   3,187,057
AIM V.I. International Growth Class II                     1,422,904   1,776,113
AIM V.I. Premier Equity                                      812,078   8,532,141
AIM V.I. Premier Equity Class II                             355,251   1,396,124
ABVPSF Global Technology Class B                           4,254,609   5,313,607
ABVPSF Growth and Income Class B                          58,067,432  30,423,353
ABVPSF Large Cap Growth Class B                            6,744,684   7,072,901
ABVPSF Small/Mid Cap Value Class B                        26,913,122   9,914,089
American Century VP Inflation Protection Class 2          82,797,518  12,578,305
American Funds Global Growth Class 2                      40,627,584   4,764,534
American Funds Global Small Capitalization Class 2        53,074,980  20,091,591
American Funds Growth Class 2                            279,172,120  63,776,324
American Funds Growth-Income Class 2                     334,579,668  92,168,181
American Funds International Class 2                     125,124,521  29,109,171
Delaware VIPT Capital Reserves Service Class               6,853,167   2,701,555
Delaware VIPT Diversified Income Service Class            90,063,933  14,048,879
Delaware VIPT Emerging Markets Service Class              53,934,830   9,015,573
Delaware VIPT High Yield                                   9,701,477  13,416,740
Delaware VIPT High Yield Service Class                    63,432,063  30,235,136
Delaware VIPT International Value Equity                     915,308     593,533
Delaware VIPT REIT                                         3,231,105   8,838,185
Delaware VIPT REIT Service Class                          62,183,533  26,784,609
Delaware VIPT Small Cap Value                              4,069,370   6,622,444
Delaware VIPT Small Cap Value Service Class               84,293,952  20,088,305
Delaware VIPT Trend                                          668,114   9,695,798
Delaware VIPT Trend Service Class                         24,534,863  23,704,085
Delaware VIPT U.S. Growth Service Class                    5,989,420   6,772,994
Delaware VIPT Value                                        2,365,698   2,640,675
Delaware VIPT Value Service Class                         42,750,111   6,829,671
Fidelity VIP Contrafund Service Class 2                  125,431,392  10,691,421
Fidelity VIP Equity-Income                                 2,343,662   7,462,048
Fidelity VIP Equity-Income Service Class 2                40,414,549  15,465,959
Fidelity VIP Growth                                          442,373   6,066,012
Fidelity VIP Growth Service Class 2                       20,351,915   5,063,142
Fidelity VIP Mid Cap Service Class 2                      28,560,437     848,945
Fidelity VIP Overseas                                        675,096   1,704,742
Fidelity VIP Overseas Service Class 2                     41,024,373  11,511,730
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2   19,183,566  12,107,113
FTVIPT Templeton Global Income Securities Class 2          9,872,889     707,117
FTVIPT Templeton Growth Securities Class 2                40,970,847   8,135,392
Janus Aspen Series Balanced Service Shares                 8,852,986   9,181,055
Janus Aspen Series Mid Cap Growth Service Shares           6,237,975   2,720,869
Janus Aspen Series Worldwide Growth Service Shares           464,743   1,362,728
Lincoln VIPT Aggressive Growth                               808,078     372,000
Lincoln VIPT Aggressive Growth Service Class               4,540,353   1,114,661
Lincoln VIPT Aggressive Profile Service Class             18,236,361   1,047,292
Lincoln VIPT Bond                                         62,687,228  56,438,043
Lincoln VIPT Bond Service Class                          172,152,197  29,433,754
Lincoln VIPT Capital Appreciation                          2,129,110   1,682,120
Lincoln VIPT Capital Appreciation Service Class            9,208,739   1,409,925
Lincoln VIPT Conservative Profile Service Class           32,217,347   1,907,367
Lincoln VIPT Core                                            149,580      18,551
Lincoln VIPT Core Service Class                              938,397     155,989
Lincoln VIPT Equity-Income Service Class                   5,196,136     584,239
Lincoln VIPT Global Asset Allocation                      20,360,803   5,444,527
Lincoln VIPT Global Asset Allocation Service Class         7,547,181   1,808,010

Lincoln Life Variable Annuity Account N

                                                         Aggregate    Aggregate
                                                         Cost of      Proceeds
Subaccount                                               Purchases    from Sales
----------------------------------------------------------------------------------
Lincoln VIPT Growth                                      $     61,811 $     14,556
Lincoln VIPT Growth Service Class                           2,505,541      175,538
Lincoln VIPT Growth and Income Service Class                3,219,565      202,805
Lincoln VIPT Growth Opportunities Service Class             1,356,478      440,600
Lincoln VIPT International                                 23,223,071    8,258,979
Lincoln VIPT International Service Class                   53,600,131   10,535,572
Lincoln VIPT Moderate Profile Service Class               104,239,860    7,880,185
Lincoln VIPT Moderately Aggressive Profile Service Class   64,981,126    5,095,831
Lincoln VIPT Money Market                                 106,877,287  100,572,247
Lincoln VIPT Money Market Service Class                    87,916,741   60,567,380
Lincoln VIPT Social Awareness                               7,390,493    4,838,257
Lincoln VIPT Social Awareness Service Class                32,048,804    7,223,393
MFS VIT Capital Opportunities Service Class                 1,664,732      829,729
MFS VIT Emerging Growth                                       395,636    2,358,143
MFS VIT Emerging Growth Service Class                       2,478,812    1,877,545
MFS VIT Total Return                                        4,572,395    7,549,030
MFS VIT Total Return Service Class                         96,670,440   23,002,325
MFS VIT Utilities                                           3,329,260    5,268,622
MFS VIT Utilities Service Class                            40,256,183   13,431,251
NB AMT Mid-Cap Growth                                      26,584,718    7,806,304
NB AMT Regency                                             60,456,215   13,299,064
Putnam VT Growth & Income Class IB                            652,756    1,301,091
Putnam VT Health Sciences Class IB                          7,184,985    5,537,908
Scudder VIT EAFE Equity Index                                 554,872    3,629,689
Scudder VIT EAFE Equity Index Service Class                 3,672,784    8,429,104
Scudder VIT Equity 500 Index                                6,886,155   21,380,888
Scudder VIT Equity 500 Index Service Class                 15,120,044    3,953,121
Scudder VIT Small Cap Index                                 4,810,346    5,216,446
Scudder VIT Small Cap Index Service Class                  10,408,462    2,835,605

5. Investments
The following is a summary of investments owned at December 31, 2005.

                                                              Net
                                                   Shares     Asset  Fair Value
Subaccount                                         Owned      Value  of Shares      Cost of Shares
--------------------------------------------------------------------------------------------------
AIM V.I. Growth                                       643,180 $17.25 $   11,094,860 $   16,112,865
AIM V.I. Growth Class II                              298,561  17.07      5,096,443      4,165,676
AIM V.I. International Growth                         485,819  23.17     11,256,437      7,677,690
AIM V.I. International Growth Class II                280,440  23.00      6,450,115      4,783,588
AIM V.I. Premier Equity                             1,277,289  22.32     28,509,085     36,124,580
AIM V.I. Premier Equity Class II                      391,427  22.18      8,681,844      7,385,968
ABVPSF Global Technology Class B                    1,016,104  15.63     15,881,710     18,373,305
ABVPSF Growth and Income Class B                    8,363,646  24.65    206,163,873    180,971,285
ABVPSF Large Cap Growth Class B                     1,460,502  26.54     38,761,726     35,202,061
ABVPSF Small/Mid Cap Value Class B                  3,139,786  16.99     53,344,970     46,931,526
American Century VP Inflation Protection Class 2    9,741,279  10.26     99,945,525    101,630,252
American Funds Global Growth Class 2                3,036,865  19.52     59,279,606     52,292,836
American Funds Global Small Capitalization Class 2  6,914,492  21.12    146,034,063    103,946,411
American Funds Growth Class 2                      17,414,629  58.98  1,027,114,839    821,319,177
American Funds Growth-Income Class 2               30,374,963  38.12  1,157,893,598  1,006,501,969
American Funds International Class 2               21,815,374  18.92    412,746,870    300,851,448
Delaware VIPT Capital Reserves Service Class          427,566   9.65      4,126,013      4,140,858
Delaware VIPT Diversified Income Service Class     12,734,750   9.23    117,541,740    117,172,048
Delaware VIPT Emerging Markets Service Class        3,499,365  18.16     63,548,475     54,657,431
Delaware VIPT High Yield                            2,513,331   5.91     14,853,788     13,908,897
Delaware VIPT High Yield Service Class             25,640,065   5.90    151,276,382    144,356,735
Delaware VIPT International Value Equity              138,082  20.38      2,814,120      2,219,120
Delaware VIPT REIT                                  1,223,944  18.77     22,973,433     15,947,745
Delaware VIPT REIT Service Class                    8,634,436  18.74    161,809,327    134,767,114

Lincoln Life Variable Annuity Account N

                                                                    Net
                                                         Shares     Asset  Fair Value
Subaccount                                               Owned      Value  of Shares    Cost of Shares
------------------------------------------------------------------------------------------------------
Delaware VIPT Small Cap Value                             1,047,300 $30.83 $ 32,288,254  $ 21,606,835
Delaware VIPT Small Cap Value Service Class               6,397,172  30.76  196,777,021   164,231,294
Delaware VIPT Trend                                         944,525  32.53   30,725,388    28,396,053
Delaware VIPT Trend Service Class                         3,353,572  32.17  107,884,407    89,630,712
Delaware VIPT U.S. Growth Service Class                   5,019,308   7.76   38,949,830    32,345,108
Delaware VIPT Value                                         918,187  19.23   17,656,729    14,424,743
Delaware VIPT Value Service Class                         3,555,946  19.20   68,274,157    62,230,452
Fidelity VIP Contrafund Service Class 2                   7,892,024  30.69  242,206,208   201,937,944
Fidelity VIP Equity-Income                                1,101,354  25.49   28,073,525    25,353,468
Fidelity VIP Equity-Income Service Class 2                4,309,788  25.17  108,477,370    97,178,061
Fidelity VIP Growth                                         575,755  33.70   19,402,951    25,391,574
Fidelity VIP Growth Service Class 2                       1,216,890  33.29   40,510,285    37,593,418
Fidelity VIP Mid Cap Service Class 2                        840,771  34.67   29,149,535    27,726,938
Fidelity VIP Overseas                                       379,043  20.61    7,812,074     6,175,377
Fidelity VIP Overseas Service Class 2                     4,571,968  20.44   93,451,027    74,567,249
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2   2,904,315  20.36   59,131,861    52,353,670
FTVIPT Templeton Global Income Securities Class 2           649,800  14.19    9,220,668     9,164,678
FTVIPT Templeton Growth Securities Class 2                6,501,196  13.81   89,781,519    75,865,592
Janus Aspen Series Balanced Service Shares                1,492,649  26.62   39,734,306    35,009,344
Janus Aspen Series Mid Cap Growth Service Shares            539,283  28.41   15,321,027    12,371,651
Janus Aspen Series Worldwide Growth Service Shares          157,154  27.76    4,362,592     3,767,001
Lincoln VIPT Aggressive Growth                              169,298  10.82    1,832,480     1,549,562
Lincoln VIPT Aggressive Growth Service Class                515,008  10.75    5,538,391     5,008,092
Lincoln VIPT Aggressive Profile Service Class             1,568,089  11.37   17,832,311    17,212,848
Lincoln VIPT Bond                                        28,035,599  12.62  353,809,258   362,483,427
Lincoln VIPT Bond Service Class                          25,497,821  12.62  321,807,999   332,472,781
Lincoln VIPT Capital Appreciation                           213,802  18.38    3,928,820     3,478,588
Lincoln VIPT Capital Appreciation Service Class             651,439  18.29   11,917,424    11,178,942
Lincoln VIPT Conservative Profile Service Class           2,904,774  10.57   30,715,081    30,318,501
Lincoln VIPT Core                                            12,658  10.41      131,734       131,125
Lincoln VIPT Core Service Class                              76,426  10.40      795,141       784,672
Lincoln VIPT Equity-Income Service Class                    261,271  17.98    4,697,646     4,619,187
Lincoln VIPT Global Asset Allocation                      1,835,494  14.54   26,678,903    24,796,175
Lincoln VIPT Global Asset Allocation Service Class          659,483  14.53    9,580,966     9,071,419
Lincoln VIPT Growth                                           4,354  11.70       50,960        47,447
Lincoln VIPT Growth Service Class                           209,625  11.69    2,449,473     2,329,628
Lincoln VIPT Growth and Income Service Class                 96,153  31.65    3,043,244     3,016,374
Lincoln VIPT Growth Opportunities Service Class              74,443  12.49      930,017       916,825
Lincoln VIPT International                                2,865,386  17.97   51,479,528    42,293,025
Lincoln VIPT International Service Class                  6,154,086  17.96  110,508,925    93,586,473
Lincoln VIPT Moderate Profile Service Class               9,101,214  10.85   98,720,866    96,406,281
Lincoln VIPT Moderately Aggressive Profile Service Class  5,577,772  11.08   61,807,291    59,944,280
Lincoln VIPT Money Market                                10,685,585  10.00  106,855,853   106,855,853
Lincoln VIPT Money Market Service Class                   7,885,538  10.00   78,855,378    78,855,378
Lincoln VIPT Social Awareness                               903,006  32.26   29,130,075    23,254,317
Lincoln VIPT Social Awareness Service Class               2,227,600  32.23   71,795,550    61,717,290
MFS VIT Capital Opportunities Service Class                 458,453  13.60    6,234,963     5,462,821
MFS VIT Emerging Growth                                     478,483  19.13    9,153,388    13,192,252
MFS VIT Emerging Growth Service Class                       547,814  18.92   10,364,648     8,424,624
MFS VIT Total Return                                      2,229,666  20.69   46,131,799    41,072,739
MFS VIT Total Return Service Class                       11,760,044  20.50  241,080,905   227,696,452
MFS VIT Utilities                                         1,404,183  23.74   33,335,297    28,395,410
MFS VIT Utilities Service Class                           3,300,435  23.56   77,758,244    61,874,655
NB AMT Mid-Cap Growth                                     3,529,464  20.28   71,577,529    56,769,865
NB AMT Regency                                            7,410,249  15.50  114,858,864   100,380,329
Putnam VT Growth & Income Class IB                          278,225  26.35    7,331,233     5,917,543
Putnam VT Health Sciences Class IB                          790,716  13.27   10,492,807     9,049,500
Scudder VIT Equity 500 Index                              5,208,287  13.11   68,280,640    61,719,699
Scudder VIT Equity 500 Index Service Class                2,267,665  13.10   29,706,406    27,389,000
Scudder VIT Small Cap Index                               1,131,401  14.40   16,292,179    12,953,585
Scudder VIT Small Cap Index Service Class                 1,342,512  14.39   19,318,753    17,635,216

Lincoln Life Variable Annuity Account N

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2005 is as follows:

                                                        Units      Units        Net Increase
                                                        Issued     Redeemed     (Decrease)
--------------------------------------------------------------------------------------------
AIM V.I. Growth                                             74,724    (587,274)    (512,550)
AIM V.I. Growth Class II                                    61,186    (106,633)     (45,447)
AIM V.I. International Growth                              120,373    (287,543)    (167,170)
AIM V.I. International Growth Class II                      98,806    (122,203)     (23,397)
AIM V.I. Premier Equity                                     98,350    (993,939)    (895,589)
AIM V.I. Premier Equity Class II                            29,328    (128,159)     (98,831)
ABVPSF Global Technology Class B                           685,617  (1,060,507)    (374,890)
ABVPSF Growth and Income Class B                         5,428,845  (3,146,177)   2,282,668
ABVPSF Large Cap Growth Class B                            950,925  (1,008,638)     (57,713)
ABVPSF Small/Mid Cap Value Class B                       1,679,383    (674,563)   1,004,820
American Century VP Inflation Protection Class 2         8,286,933  (1,719,493)   6,567,440
American Funds Global Growth Class 2                     3,738,955    (561,818)   3,177,137
American Funds Global Small Capitalization Class 2       4,184,001  (2,007,997)   2,176,004
American Funds Growth Class 2                           28,458,827 (10,775,985)  17,682,842
American Funds Growth-Income Class 2                    30,935,514 (12,000,608)  18,934,906
American Funds International Class 2                    12,029,504  (4,485,661)   7,543,843
Delaware VIPT Capital Reserves Service Class               695,925    (278,547)     417,378
Delaware VIPT Diversified Income Service Class           8,992,783  (1,837,273)   7,155,510
Delaware VIPT Emerging Markets Service Class             3,725,606    (660,868)   3,064,738
Delaware VIPT High Yield                                   870,451  (1,291,019)    (420,568)
Delaware VIPT High Yield Service Class                   5,262,082  (3,079,802)   2,182,280
Delaware VIPT International Value Equity                    59,016     (37,342)      21,674
Delaware VIPT REIT                                          83,738    (394,530)    (310,792)
Delaware VIPT REIT Service Class                         3,896,107  (1,999,099)   1,897,008
Delaware VIPT Small Cap Value                              123,751    (349,957)    (226,206)
Delaware VIPT Small Cap Value Service Class              5,263,520  (1,666,455)   3,597,065
Delaware VIPT Trend                                         75,125    (634,310)    (559,185)
Delaware VIPT Trend Service Class                        2,786,520  (2,849,739)     (63,219)
Delaware VIPT U.S. Growth Service Class                    639,260    (657,915)     (18,655)
Delaware VIPT Value                                        241,887    (271,225)     (29,338)
Delaware VIPT Value Service Class                        3,537,013    (660,047)   2,876,966
Fidelity VIP Contrafund Service Class 2                  9,742,672  (1,440,540)   8,302,132
Fidelity VIP Equity-Income                                 101,141    (620,233)    (519,092)
Fidelity VIP Equity-Income Service Class 2               3,307,699  (1,534,002)   1,773,697
Fidelity VIP Growth                                         72,654    (666,157)    (593,503)
Fidelity VIP Growth Service Class 2                      2,458,532    (724,409)   1,734,123
Fidelity VIP Mid Cap Service Class 2                     2,650,469    (120,081)   2,530,388
Fidelity VIP Overseas                                       62,258    (152,189)     (89,931)
Fidelity VIP Overseas Service Class 2                    3,850,359  (1,288,172)   2,562,187
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2  2,229,349  (1,663,455)     565,894
FTVIPT Templeton Global Income Securities Class 2        1,021,266     (79,370)     941,896
FTVIPT Templeton Growth Securities Class 2               3,363,338    (802,932)   2,560,406
Janus Aspen Series Balanced Service Shares                 780,151    (816,249)     (36,098)
Janus Aspen Series Mid Cap Growth Service Shares           494,282    (209,499)     284,783
Janus Aspen Series Worldwide Growth Service Shares          39,527    (122,893)     (83,366)
Lincoln VIPT Aggressive Growth                              64,484     (27,816)      36,668
Lincoln VIPT Aggressive Growth Service Class               352,673     (77,342)     275,331
Lincoln VIPT Aggressive Profile Service Class            1,756,918    (114,301)   1,642,617
Lincoln VIPT Bond                                        5,010,155  (5,404,282)    (394,127)
Lincoln VIPT Bond Service Class                         17,395,726  (4,412,334)  12,983,392
Lincoln VIPT Capital Appreciation                          185,895    (143,712)      42,183
Lincoln VIPT Capital Appreciation Service Class            789,449    (137,444)     652,005
Lincoln VIPT Conservative Profile Service Class          3,219,331    (240,239)   2,979,092
Lincoln VIPT Core                                           14,610      (1,790)      12,820
Lincoln VIPT Core Service Class                             92,646     (14,939)      77,707
Lincoln VIPT Equity-Income Service Class                   513,391     (56,757)     456,634
Lincoln VIPT Global Asset Allocation                     1,564,259    (443,287)   1,120,972
Lincoln VIPT Global Asset Allocation Service Class         649,285    (181,216)     468,069
Lincoln VIPT Growth                                          6,085      (1,384)       4,701
Lincoln VIPT Growth Service Class                          243,085     (16,800)     226,285

Lincoln Life Variable Account N

                                                         Units      Units        Net Increase
                                                         Issued     Redeemed     (Decrease)
---------------------------------------------------------------------------------------------
Lincoln VIPT Growth and Income Service Class                314,717     (20,946)     293,771
Lincoln VIPT Growth Opportunities Service Class             120,549     (39,157)      81,392
Lincoln VIPT International                                1,487,104    (596,394)     890,710
Lincoln VIPT International Service Class                  3,923,994    (928,078)   2,995,916
Lincoln VIPT Moderate Profile Service Class              10,397,093    (929,808)   9,467,285
Lincoln VIPT Moderately Aggressive Profile Service Class  6,395,252    (552,187)   5,843,065
Lincoln VIPT Money Market                                11,563,883 (11,000,691)     563,192
Lincoln VIPT Money Market Service Class                   9,759,353  (7,040,044)   2,719,309
Lincoln VIPT Social Awareness                               591,126    (384,518)     206,608
Lincoln VIPT Social Awareness Service Class               2,654,139    (676,510)   1,977,629
MFS VIT Capital Opportunities Service Class                 145,161     (66,020)      79,141
MFS VIT Emerging Growth                                      43,534    (249,449)    (205,915)
MFS VIT Emerging Growth Service Class                       306,391    (258,684)      47,707
MFS VIT Total Return                                        219,226    (599,525)    (380,299)
MFS VIT Total Return Service Class                        8,121,564  (2,592,278)   5,529,286
MFS VIT Utilities                                           321,418    (440,178)    (118,760)
MFS VIT Utilities Service Class                           3,444,919  (1,324,824)   2,120,095
NB AMT Mid-Cap Growth                                     2,282,651    (732,285)   1,550,366
NB AMT Regency                                            3,973,793  (1,246,860)   2,726,933
Putnam VT Growth & Income Class IB                           46,213    (102,294)     (56,081)
Putnam VT Health Sciences Class IB                          686,001    (521,009)     164,992
Scudder VIT EAFE Equity Index                                41,462    (288,365)    (246,903)
Scudder VIT EAFE Equity Index Service Class                 257,616    (589,438)    (331,822)
Scudder VIT Equity 500 Index                                706,988  (2,194,778)  (1,487,790)
Scudder VIT Equity 500 Index Service Class                1,257,559    (336,023)     921,536
Scudder VIT Small Cap Index                                 317,085    (353,826)     (36,741)
Scudder VIT Small Cap Index Service Class                   766,313    (200,634)     565,679

The change in units outstanding for the year ended December 31, 2004 is as follows:

                                                   Units      Units       Net Increase
                                                   Issued     Redeemed    (Decrease)
--------------------------------------------------------------------------------------
AIM V.I. Growth                                       249,542   (719,079)    (469,537)
AIM V.I. Growth Class II                              295,135   (272,737)      22,398
AIM V.I. International Growth                       1,328,987 (1,544,137)    (215,150)
AIM V.I. International Growth Class II                485,726   (371,260)     114,466
AIM V.I. Premier Equity                               141,704 (1,209,375)  (1,067,671)
AIM V.I. Premier Equity Class II                      228,731   (177,854)      50,877
ABVPSF Growth and Income Class B                    6,521,005 (2,508,551)   4,012,454
ABVPSF Large Cap Growth Class B                     1,522,216 (1,122,953)     399,263
ABVPSF Small/Mid Cap Value Class B                  1,583,819   (496,210)   1,087,609
ABVPSF Global Technology Class B                      935,236 (1,216,033)    (280,797)
American Century VP Inflation Protection Class 2    3,438,971   (359,789)   3,079,182
American Funds Global Growth Class 2                1,666,948   (114,238)   1,552,710
American Funds Global Small Capitalization Class 2  5,035,532 (1,470,752)   3,564,780
American Funds Growth Class 2                      34,681,059 (7,769,230)  26,911,829
American Funds Growth-Income Class 2               38,810,501 (7,699,018)  31,111,483
American Funds International Class 2               14,684,885 (4,408,619)  10,276,266
Delaware VIPT Diversified Income Service Class      4,248,931   (293,656)   3,955,275
Delaware VIPT Emerging Markets Service Class          815,018   (124,046)     690,972
Delaware VIPT High Yield                              896,782 (1,610,872)    (714,090)
Delaware VIPT High Yield Service Class              7,355,783 (3,262,747)   4,093,036
Delaware VIPT International Value Equity               24,884    (51,527)     (26,643)
Delaware VIPT REIT                                    235,766   (286,908)     (51,142)
Delaware VIPT REIT Service Class                    4,667,884 (1,276,144)   3,391,740
Delaware VIPT Small Cap Value                         206,280   (373,257)    (166,977)
Delaware VIPT Small Cap Value Service Class         4,085,582 (1,113,112)   2,972,470
Delaware VIPT Trend                                   129,512   (449,088)    (319,576)
Delaware VIPT Trend Service Class                   5,347,167 (1,498,425)   3,848,742
Delaware VIPT U.S. Growth Service Class             2,933,525   (496,413)   2,437,112
Delaware VIPT Value                                   147,167   (284,734)    (137,567)

Lincoln Life Variable Account N

                                                        Units      Units        Net Increase
                                                        Issued     Redeemed     (Decrease)
--------------------------------------------------------------------------------------------
Delaware VIPT Value Service Class                        1,566,774    (339,260)   1,227,514
Fidelity VIP Contrafund Service Class 2                  5,678,595    (789,057)   4,889,538
Fidelity VIP Equity-Income                                 235,916    (456,423)    (220,507)
Fidelity VIP Equity-Income Service Class 2               4,385,126    (923,856)   3,461,270
Fidelity VIP Growth                                        116,160    (618,712)    (502,552)
Fidelity VIP Growth Service Class 2                      1,536,273    (487,397)   1,048,876
Fidelity VIP Overseas                                      150,692    (185,535)     (34,843)
Fidelity VIP Overseas Service Class 2                    4,980,839  (2,199,943)   2,780,896
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2  2,840,053  (1,457,176)   1,382,877
FTVIPT Templeton Growth Securities Class 2               2,553,154    (717,777)   1,835,377
Janus Aspen Series Balanced Service Shares               1,695,392    (765,373)     930,019
Janus Aspen Series Mid Cap Growth Service Shares           672,784    (186,231)     486,553
Janus Aspen Series Worldwide Growth Service Shares         229,713    (188,865)      40,848
Lincoln VIPT Aggressive Growth                             106,474    (100,565)       5,909
Lincoln VIPT Aggressive Growth Service Class               107,123     (17,483)      89,640
Lincoln VIPT Bond                                        9,947,087  (6,259,399)   3,687,688
Lincoln VIPT Bond Service Class                         17,254,470  (3,132,897)  14,121,573
Lincoln VIPT Capital Appreciation                          168,768     (42,898)     125,870
Lincoln VIPT Capital Appreciation Service Class            295,500     (36,054)     259,446
Lincoln VIPT Global Asset Allocation                       755,761    (147,144)     608,617
Lincoln VIPT Global Asset Allocation Service Class         298,236     (67,848)     230,388
Lincoln VIPT International                               1,590,019    (352,076)   1,237,943
Lincoln VIPT International Service Class                 3,491,482    (522,909)   2,968,573
Lincoln VIPT Money Market                               15,296,560 (16,586,744)  (1,290,184)
Lincoln VIPT Money Market Service Class                 10,837,611  (6,646,885)   4,190,726
Lincoln VIPT Social Awareness                            1,134,845    (219,874)     914,971
Lincoln VIPT Social Awareness Service Class              2,803,324    (397,835)   2,405,489
MFS VIT Capital Opportunities Service Class                260,921    (125,759)     135,162
MFS VIT Emerging Growth                                     63,640    (296,260)    (232,620)
MFS VIT Emerging Growth Service Class                      703,614    (485,562)     218,052
MFS VIT Total Return                                       476,263    (791,139)    (314,876)
MFS VIT Total Return Service Class                       7,694,261  (1,800,968)   5,893,293
MFS VIT Utilities                                          160,228    (454,853)    (294,625)
MFS VIT Utilities Service Class                          2,003,335  (1,040,528)     962,807
NB AMT Mid-Cap Growth                                    2,263,110    (455,589)   1,807,521
NB AMT Regency                                           3,317,037    (470,704)   2,846,333
Putnam VT Growth & Income Class IB                         187,823    (123,200)      64,623
Putnam VT Health Sciences Class IB                         513,472    (308,211)     205,261
Scudder VIT EAFE Equity Index                            1,200,014  (1,126,726)      73,288
Scudder VIT EAFE Equity Index Service Class                456,254    (181,513)     274,741
Scudder VIT Equity 500 Index                             1,767,443  (2,602,644)    (835,201)
Scudder VIT Equity 500 Index Service Class               1,279,692    (233,906)   1,045,786
Scudder VIT Small Cap Index                                530,275    (347,133)     183,142
Scudder VIT Small Cap Index Service Class                  809,754    (290,337)     519,417

Report of Independent Registered Public Accounting Firm

Board of Directors of The Lincoln National Life Insurance Company
   and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account") comprised of the subaccounts described in Note 1 as of December 31, 2005, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account N at December 31, 2005, the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2006

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                           2005          2004
                                                                       ------------  ------------
                                                                             (000s omitted)
                                                                       --------------------------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity (cost: 2005 -- $31,266,985; 2004 -- $31,514,767)    $ 32,244,707  $ 33,331,468
-----------------------------------------------------------------------
    Equity (cost: 2005 -- $94,908; 2004 -- $101,173)                        101,416       113,678
-----------------------------------------------------------------------
  Trading securities                                                      2,984,534     2,942,495
-----------------------------------------------------------------------
  Mortgage loans on real estate                                           3,661,585     3,855,110
-----------------------------------------------------------------------
  Real estate                                                               182,484       191,108
-----------------------------------------------------------------------
  Policy loans                                                            1,857,793     1,864,727
-----------------------------------------------------------------------
  Derivative investments                                                     41,426        52,663
-----------------------------------------------------------------------
  Other investments                                                         423,214       369,103
-------------------------------------------------------------------    ------------  ------------
     Total Investments                                                   41,497,159    42,720,352
-----------------------------------------------------------------------
Cash and invested cash                                                    1,961,621     1,237,704
-----------------------------------------------------------------------
Deferred acquisition costs                                                3,604,111     2,854,067
-----------------------------------------------------------------------
Premium and fees receivable                                                 285,114       243,289
-----------------------------------------------------------------------
Accrued investment income                                                   499,509       495,532
-----------------------------------------------------------------------
Amounts recoverable from reinsurers                                       6,955,245     7,055,970
-----------------------------------------------------------------------
Goodwill                                                                    919,172       919,172
-----------------------------------------------------------------------
Other intangible assets                                                     741,778       819,076
-----------------------------------------------------------------------
Other assets                                                              1,090,744       944,230
-----------------------------------------------------------------------
Assets held in separate accounts                                         56,427,220    48,018,358
-------------------------------------------------------------------    ------------  ------------
     Total Assets                                                      $113,981,673  $105,307,750
-------------------------------------------------------------------    ============  ============
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
  Insurance policy and claim reserves                                  $ 22,973,002  $ 22,461,322
-----------------------------------------------------------------------
  Contractholder funds                                                   22,612,264    23,126,638
-------------------------------------------------------------------    ------------  ------------
     Total Insurance and Investment Contract Liabilities                 45,585,266    45,587,960
-----------------------------------------------------------------------
Short-term debt                                                              33,861        32,072
-----------------------------------------------------------------------
Long-term debt                                                            1,250,000     1,297,182
-----------------------------------------------------------------------
Federal income taxes                                                        101,168       149,638
-----------------------------------------------------------------------
Reinsurance related derivative liability                                    278,243       351,974
-----------------------------------------------------------------------
Funds withheld reinsurance liabilities                                    1,710,704     1,580,217
-----------------------------------------------------------------------
Other liabilities                                                         2,434,074     2,186,576
-----------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                      835,016       911,437
-----------------------------------------------------------------------
Liabilities related to separate accounts                                 56,427,220    48,018,358
-------------------------------------------------------------------    ------------  ------------
     Total Liabilities                                                  108,655,552   100,115,414
-------------------------------------------------------------------    ------------  ------------
Shareholders' Equity:
Common stock -- $2.50 par value,
 authorized, issued and outstanding shares -- 10 million
 (owned by Lincoln National Corporation)                                     25,000        25,000
-------------------------------------------------------------------
Retained earnings                                                         4,847,735     4,385,155
-----------------------------------------------------------------------
Accumulated Other Comprehensive Income:
  Net unrealized gain on securities available-for-sale                      451,716       781,157
-----------------------------------------------------------------------
  Net unrealized gain on derivative instruments                               7,539        13,985
-----------------------------------------------------------------------
  Minimum pension liability adjustment                                       (5,869)      (12,961)
-------------------------------------------------------------------    ------------  ------------
     Total Accumulated Other Comprehensive Income                           453,386       782,181
-------------------------------------------------------------------    ------------  ------------
     Total Shareholders' Equity                                           5,326,121     5,192,336
-------------------------------------------------------------------    ------------  ------------
     Total Liabilities and Shareholders' Equity                        $113,981,673  $105,307,750
-------------------------------------------------------------------    ============  ============

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                          2005        2004        2003
                                                                       ----------  ----------  ----------
                                                                                 (000s omitted)
                                                                       ----------------------------------
Revenue:
Insurance premiums                                                     $   67,101  $  158,382  $  205,544
-----------------------------------------------------------------------
Insurance fees                                                          1,615,921   1,443,330   1,287,251
-----------------------------------------------------------------------
Net investment income                                                   2,592,298   2,593,207   2,540,077
-----------------------------------------------------------------------
Realized gain (loss) on investments                                       (16,282)    (45,139)    330,768
-----------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                     76,420      87,387      74,234
-----------------------------------------------------------------------
Other revenue and fees                                                    323,520     289,314     242,617
---------------------------------------------------------------------- ----------  ----------  ----------
 Total Revenue                                                          4,658,978   4,526,481   4,680,491
---------------------------------------------------------------------- ----------  ----------  ----------

Benefits and Expenses:
Benefits                                                                2,155,508   2,177,111   2,280,403
-----------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                 1,557,530   1,494,623   1,397,692
-----------------------------------------------------------------------
Interest and debt expense                                                  79,357      78,817      79,305
---------------------------------------------------------------------- ----------  ----------  ----------
 Total Benefits and Expenses                                            3,792,395   3,750,551   3,757,400
---------------------------------------------------------------------- ----------  ----------  ----------
Income before Federal Income Taxes and Cumulative Effect of Accounting
  Changes                                                                 866,583     775,930     923,091
-----------------------------------------------------------------------
Federal income taxes                                                      222,977     193,213     244,919
---------------------------------------------------------------------- ----------  ----------  ----------
Income before Cumulative Effect of Accounting Changes                     643,606     582,717     678,172
-----------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)          --     (25,647)   (236,624)
---------------------------------------------------------------------- ----------  ----------  ----------
 Net Income                                                            $  643,606  $  557,070  $  441,548
---------------------------------------------------------------------- ==========  ==========  ==========

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholders' Equity

                                                                            2005        2004        2003
                                                                         ----------  ----------  ----------
                                                                                   (000s omitted)
                                                                         ----------------------------------
Common Stock:
Balance at beginning and end-of-year                                     $   25,000  $   25,000  $   25,000
-------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                              4,385,155   3,856,029   3,610,211
-------------------------------------------------------------------------
Comprehensive income                                                        314,811     566,288     531,059
-------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Foreign currency translation adjustment                                                               (375)
-------------------------------------------------------------------------
 Net unrealized gain (loss) on securities available-for-sale, net of
   reclassification adjustment                                             (329,441)     23,187      54,870
-------------------------------------------------------------------------
 Net unrealized gain (loss) on derivative instruments                        (6,446)    (10,287)     (7,557)
-------------------------------------------------------------------------
 Minimum pension liability adjustment                                         7,092      (3,682)     42,573
------------------------------------------------------------------------ ----------  ----------  ----------
Net Income                                                                  643,606     557,070     441,548
-------------------------------------------------------------------------
Additional investment by Lincoln National Corporation/Stock Compensation     18,974     122,056       4,270
-------------------------------------------------------------------------
Dividends declared                                                         (200,000)   (150,000)   (200,000)
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                 4,847,735   4,385,155   3,856,029
------------------------------------------------------------------------ ----------  ----------  ----------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                781,157     757,970     703,100
-------------------------------------------------------------------------
Change during the year                                                     (329,441)     23,187      54,870
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                   451,716     781,157     757,970
------------------------------------------------------------------------ ----------  ----------  ----------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                                                 13,985      24,272      31,829
-------------------------------------------------------------------------
Change during the year                                                       (6,446)    (10,287)     (7,557)
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                     7,539      13,985      24,272
------------------------------------------------------------------------ ----------  ----------  ----------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                (12,961)     (9,279)    (51,852)
-------------------------------------------------------------------------
Change during the year                                                        7,092      (3,682)     42,573
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                    (5,869)    (12,961)     (9,279)
------------------------------------------------------------------------ ----------  ----------  ----------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                                                     --          --         375
-------------------------------------------------------------------------
Change during the year                                                           --          --        (375)
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                        --          --          --
------------------------------------------------------------------------ ----------  ----------  ----------
Total Shareholders' Equity at End-of-Year                                $5,326,121  $5,192,336  $4,653,992
------------------------------------------------------------------------ ==========  ==========  ==========

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                          2005         2004         2003
                                                                      -----------  -----------  ------------
                                                                                  (000s omitted)
                                                                      --------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $   643,606  $   557,070  $    441,548
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
 Deferred acquisition costs                                              (485,397)    (426,843)     (374,713)
----------------------------------------------------------------------
 Premiums and fees receivable                                              53,974      111,818      (174,546)
----------------------------------------------------------------------
 Accrued investment income                                                 (3,977)      (5,024)       14,436
----------------------------------------------------------------------
 Policy liabilities and accruals                                         (384,636)    (741,920)      335,873
----------------------------------------------------------------------
 Net trading securities purchases, sales and maturities                   (72,446)     (98,798)     (446,890)
----------------------------------------------------------------------
 Cumulative effect of accounting change                                        --       39,457       363,933
----------------------------------------------------------------------
 Contractholder funds                                                     813,111      905,587     1,095,460
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                      100,725      374,969      (895,523)
----------------------------------------------------------------------
 Federal income taxes                                                     144,045      120,968       202,067
----------------------------------------------------------------------
 Stock-based compensation expense                                          18,107       18,534         9,589
----------------------------------------------------------------------
 Depreciation                                                              64,273       48,260        49,039
----------------------------------------------------------------------
 Amortization of other intangible assets                                   77,299      102,208        90,917
----------------------------------------------------------------------
 Realized loss on investments and derivative instruments                   16,282       59,277        12,084
----------------------------------------------------------------------
 Gain on sale of subsidiaries/business                                         --      (14,137)           --
----------------------------------------------------------------------
 Amortization of deferred gain                                            (76,420)     (87,387)      (74,234)
----------------------------------------------------------------------
 Other                                                                   (246,448)    (275,023)      308,265
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Adjustments                                                         18,492      131,946       515,757
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Cash Provided by Operating Activities                              662,098      689,016       957,305
--------------------------------------------------------------------- -----------  -----------  ------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                             (5,724,964)  (9,001,101)  (13,338,976)
----------------------------------------------------------------------
 Sales                                                                  3,766,918    4,740,060     8,181,666
----------------------------------------------------------------------
 Maturities                                                             2,392,403    2,468,287     3,010,136
----------------------------------------------------------------------
Purchase of other investments                                          (1,007,699)  (1,938,069)   (1,520,429)
----------------------------------------------------------------------
Sale or maturity of other investments                                   1,150,891    2,186,586     1,763,285
----------------------------------------------------------------------
Proceeds from disposition of business                                          --       10,242            --
----------------------------------------------------------------------
Other                                                                       8,647      145,524      (114,153)
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Cash Provided by (Used in) Investing Activities                    586,196   (1,388,471)   (2,018,471)
--------------------------------------------------------------------- -----------  -----------  ------------

Cash Flows from Financing Activities:
Issuance of long-term debt                                                     --       47,182            --
----------------------------------------------------------------------
Payment of long-term debt                                                 (47,182)          --            --
----------------------------------------------------------------------
Net decrease in short-term debt                                             1,789       (9,805)      (61,819)
----------------------------------------------------------------------
Universal life and investment contract deposits                         4,783,388    4,928,315     4,935,740
----------------------------------------------------------------------
Universal life and investment contract withdrawals                     (3,755,091)  (3,353,031)   (2,746,914)
----------------------------------------------------------------------
Investment contract transfers                                          (1,482,777)  (1,336,438)     (816,826)
----------------------------------------------------------------------
Increase in cash collateral on loaned securities                           45,009      181,013       112,236
----------------------------------------------------------------------
Increase in funds withheld liability                                      130,487       87,151        34,998
----------------------------------------------------------------------
Capital contribution from shareholder                                          --      100,000            --
----------------------------------------------------------------------
Dividends paid to shareholders                                           (200,000)    (150,000)     (200,000)
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Cash Provided by (Used in) Financing Activities                   (524,377)     494,387     1,257,415
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Increase (Decrease) in Cash and Invested Cash                      723,917     (205,068)      196,249
--------------------------------------------------------------------- -----------  -----------  ------------
Cash and Invested Cash at Beginning-of-Year                             1,237,704    1,442,772     1,246,523
--------------------------------------------------------------------- -----------  -----------  ------------
   Cash and Invested Cash at End-of-Year                              $ 1,961,621  $ 1,237,704  $  1,442,772
--------------------------------------------------------------------- ===========  ===========  ============

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
The accompanying Consolidated Financial Statements include The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries (LNL or The Company which may be referred to as we or us). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). The Company also owns several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's internally owned wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see
Note 10). These Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States. The balance sheet information presented in these financial statements and notes thereto is as of December 31 for each respective year. The statement of income information is for the year ended December 31 for each respective year.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results may differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements.

For the mortgage-backed securities portion of the trading and available-for-sale fixed maturity securities portfolios, we recognize investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as realized gain (loss) on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments includes realized gains and (losses) from the sale of investments, derivative gains (losses),

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

gains on sale of subsidiaries/business, and net gain on reinsurance embedded derivative/trading securities. See Note 3 for additional detail. Realized gain
(loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs ("DAC") and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reported as a component of accumulated other comprehensive income, after deductions for related adjustments for DAC and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
We hedge certain portions of our exposure to interest rate risk, credit risk, foreign exchange risk and equity fluctuation risk by entering into derivative transactions. We recognize all derivative instruments as either assets or liabilities in the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we must designate the hedging instrument based upon the exposure being hedged -- as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2005 and 2004, we had derivative instruments that were designated and qualified as cash flow hedges. In addition, we had derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain in fair value on the hedged item attributable to the hedged risk are recognized in net income during the period of change in fair values. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in net income during the period of change.

We have certain Modco and CFW reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of trading securities in portfolios that support these arrangements.

See Note 8 for further discussion of our accounting policy for derivative instruments.

Loaned Securities.
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. This liability is included within other liabilities in our Consolidated Balance Sheets. Our agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. We value collateral daily and obtain additional collateral when deemed appropriate.

Property and Equipment.
Property and equipment owned for company use is included in other assets in our Consolidated Balance Sheet and is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contractholder in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)


Other Revenues and Fees.
Other revenue and fees principally consists of amounts earned by LFA, our retail distribution arm, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities related to separate accounts represent segregated funds administered and invested by us and our insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by us and our insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs, Deferred Front End Loads, Deferred Sales
Inducements.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS 97") and SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("SFAS 60"). Under SFAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under SFAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC being amortized under SFAS 60 for fixed and variable payout annuities.

For all SFAS 97 and SFAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads" or "DFEL") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Bonus credits and amounts credited to policyholders for enhanced interest rates on variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements are considered sales inducement and deferred as a sales inducement asset (referred to as "deferred sales inducements" or "DSI") included in other assets. DSI is amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in our general account during 2003 through 2005 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than DAC, are recognized when incurred in a manner consistent with the related premium recognition policies. Benefits and expenses includes the change in reserves for annuity products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB") and guaranteed income benefits ("GIB"), and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB").

Goodwill and Other Intangible Assets.
Goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force ("PVIF") is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for PVIF vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. PVIF is amortized in a manner consistent with DAC.

The carrying values of other intangible assets are reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

environments in which the company operates, (2) profitability analyses,
(3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 7.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%.

Beginning January 1, 2004, the liabilities for future claim reserves for variable annuity products containing GMDB features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC. Prior to January 1, 2004, the liabilities for future claim reserves for the GMDB feature were a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR was positive.

With respect to its insurance and investment contract liabilities, we continually review our: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2005 and 2004 participating policies comprised 3% and 4% of the face amount of insurance in-force, and dividend expenses were $77.7 million, $77.4 million, and $81.6 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Reinsurance.
We enter into reinsurance agreements with other companies in the normal course of its business. Prior to the acquisition of our reinsurance operations by Swiss Re in 2001, we assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised our reinsurance operations. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
We account for our post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
We expense the fair value of stock awards included in LNC's incentive compensation plans. On the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology. The fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in shareholders' equity. For additional information on stock based incentive compensation see Note 7.

Income Taxes.
We and our eligible subsidiaries have elected to file consolidated Federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' Consolidated Financial Statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


SFAS No. 123(r) -- Accounting for Share-Based Payment.

In December 2004, the Financial Accounting Standards Board ("FASB") issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(r)"), which is a revision of SFAS 123, "Accounting for Stock-based Compensation." SFAS 123(r) requires recognition in the income statement of all share-based payments to employees based on their fair values. We had previously adopted the retroactive restatement method under SFAS 148, "Accounting for Stock-based Compensation - Transition and Disclosure," and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

We currently use the Black-Scholes formula to estimate the value of stock options granted to employees. We are evaluating the use of other acceptable option valuation models upon the required adoption of SFAS 123(r). SFAS 123(r) also requires the reporting of the benefits of tax deductions in excess of recognized compensation as financing cash flow rather than as an operating cash flow. In April 2005, the Securities and Exchange Commission ("SEC") deferred required implementation to January 1, 2006. We do not expect the adoption of SFAS 123(r) to have a material effect on our results of operations, operating cash flows or financial position.

Statement of Position 05-1.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for DAC on internal replacements other than those described in SFAS 97. An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or
(c) electing a feature or coverage within a replaced contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized DAC, unearned revenue and deferred sales charges must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We expect to adopt SOP 05-1 effective January 1, 2007. We are currently evaluating the potential effects of SOP 05-1 on our consolidated financial condition and results of operations.

EITF 03-1 -- The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.

In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required the accrual of income on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made.

In September 2004, the FASB delayed the effective date of the accounting and measurement provisions of EITF 03-1 in order to consider further guidance. However, the disclosure requirements and the definition of other-than-temporary impairment ("OTTI") included in EITF 03-1 were not delayed, and accordingly we adopted the definition of OTTI to evaluate all securities within the scope of EITF 03-1 and provided the required disclosures.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"). The guidance in FSP 115-1 nullifies the accounting and measurement provisions of EITF 03-1, references existing OTTI guidance, and supersedes EITF Topic No. D-44 "Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value." FSP 115-1 will be applied prospectively and is effective for reporting periods beginning after December 15, 2005. We will adopt FSP 115-1 on January 1, 2006. Our existing policies for recognizing OTTIs are consistent with the guidance in FSP 115-1, therefore we do not expect the adoption will have an effect on our consolidated financial condition or results of operations.

SFAS No. 155 -- Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which permits fair value remeasurement for a hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. Under SFAS 155, an entity may make an irrevocable election to measure a hybrid financial instrument at fair value, in its entirety, with changes in fair value recognized in earnings. SFAS 155 also: (a) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
(b) eliminates the interim guidance in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assts," and establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (c) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and,
(d) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. We expect to

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

adopt SFAS 155 for all financial instruments acquired, issued, or subject to a remeasurement event occurring after January 1, 2007. Upon adoption of SFAS 155, the fair value election may also be applied to hybrid financial instruments that had previously been bifurcated pursuant to SFAS 133. Prior period restatement is not permitted. We are currently evaluating the potential effects of SFAS 155 on our consolidated financial condition and results of operations.

Statement of Position 03-1.

Effective January 1, 2004, we implemented the provisions of AICPA SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Adjustments arising from implementation, as discussed below, were recorded in net income as a cumulative effect of accounting change.

Guaranteed Minimum Death Benefit Reserves. Although there was no method prescribed under GAAP for GMDB reserving until the issuance of SOP 03-1, our Lincoln Retirement segment had been recording a reserve for GMDBs. At
December 31, 2003, our GMDB reserve was $46.4 million. Adoption of the GMDB reserving methodology under SOP 03-1 resulted in a decrease to reserves of $9.7 million pre-tax. GMDB reserves were $14.8 million and $18.2 million at December 31, 2005 and 2004, respectively, of which $14.4 million and $18.0 million were ceded to an affiliated reinsurance company. See Note 13 for additional information.

Application of SOP 03-1 impacts EGPs used to calculate amortization of DAC, PVIF, DSI, and the liability for DFEL. The benefit ratio approach under SOP 03-1 results in a portion of future GMDB fees being accrued as a liability for future GMDB reserves. As a result, the EGPs used in our determination of DAC amortization are lower under SOP 03-1. Therefore upon adoption of SOP 03-1 we reported an unfavorable DAC/PVIF/DSI/DFEL unlocking as a negative cumulative effect adjustment of $43.2 million pre-tax in 2004.

The combined effects of the GMDB reserve requirements and related unlocking adjustments from implementation of SOP 03-1 resulted in a charge to net income for the cumulative effect of accounting change of $35.3 million pre-tax ($22.9 million after-tax) in 2004.

Sales Inducements. Our Lincoln Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. We also offer enhanced interest rates to variable annuity contracts that are under DCA funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under SOP 03-1 and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

We previously deferred bonus credits as part of the DAC asset and reported the amortization of bonus credits as part of DAC amortization. Upon implementation of SOP 03-1, we reclassified bonus credits of $45.2 million from DAC to DSI, which are reported in other assets on the Consolidated Balance Sheets. Amortization of the DSI asset is reported as part of benefit expense. Prior period balance sheet and income statement line item presentation has been reclassified to conform to the new basis of presentation.

We previously reported excess DCA interest as benefit expense when the excess interest was earned under the contract. As required by SOP 03-1, during the first quarter of 2004, we began deferring excess DCA interest as DSI and amortizing this DSI as benefit expense over the expected life of the contract. Over the long run the same amount of excess DCA interest expense will emerge under SOP 03-1 as under our previous accounting method. However, due to the prospective treatment of new DSI, our net income was $7.9 million higher under SOP 03-1 in 2004 relative to the approach used in 2003. This pattern is expected to continue for near term financial reporting periods.

Universal Life Contracts. Our Life Insurance segment offers an array of individual and survivor-life universal life insurance products that contain features for which SOP 03-1 might apply. A review of the products and their features for possible SOP implications concluded that no additional reserves were necessary with the exception of the MoneyGuard(R) product. MoneyGuard(R) is a universal life insurance product with an acceleration of death benefit feature that provides convalescent care benefit payments when the insured becomes chronically ill. There is an optional extension of benefit rider available that will provide continuation of the convalescent care benefit payments once the total benefits from the base policy have been exhausted. The optional extended benefit payments can be for 2 years, 4 years, or the remaining life of the insured. Charges for the extension rider are deducted from the base policy account value and vary by the length of extension period selected. The adoption of SOP 03-1 in 2004 resulted in a charge recorded as a cumulative effect of accounting change of $4.2 million pre-tax ($2.7 million after-tax) for the extension of benefit feature in MoneyGuard(R).

FSP FAS 97-1 -- Situations in Which Paragraphs of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability.

In June 2004, the FASB issued FSP FAS 97-1 ("FSP 97-1"), which was effective for the third quarter of 2004. FSP 97-1 clarified that SOP 03-1 did not restrict the recording of a liability for unearned revenue as defined in accordance with paragraphs 17(b) and 20 of SFAS 97 to only those situations where profits are followed by expected losses. We implemented the requirements of FSP 97-1, and they did not have any effect on our results of operations.

FSP FAS 106-2 -- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003.

In May 2004, the FASB issued FSP FAS 106-2 ("FSP 106-2"), to provide accounting guidance related to the Medicare

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act"), which became law in December 2003. The Medicare Act introduces a prescription drug benefit under Medicare, and a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. FSP 106-2 requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004. We completed our analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in the third quarter of 2004. Implementation of FSP 106-2 did not have a material effect on our results of operations. For additional information, see Note 7. During 2005, we became eligible to receive the federal subsidy available under the Medicare Act, as the retiree prescription drug benefits included in our retiree medical benefit plan are at least actuarially equivalent to Medicare Part D.

Accounting for Modified Coinsurance.

During the fourth quarter of 2003, we implemented the FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements. The effective date for our implementation of DIG B36 was the October 1, 2003 start date of the fourth quarter.

In 2003 we recorded a charge to net income as a cumulative effect of accounting change of $236.6 million after-tax ($363.9 million pre-tax), representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements. In conjunction with the cumulative effect of accounting change, we also recorded an increase in other comprehensive income of $222.8 million after-tax ($342.8 million pre-tax), relating to a release of the liability for unrealized investment gains on the underlying available-for-sale securities, which, prior to the implementation of DIG B36, had been accounted for as gains benefiting the reinsurance companies assuming the risks under the Modco and CFW reinsurance agreements. Concurrent with the initial recording of the embedded derivative associated with these reinsurance arrangements, we reclassified related available-for-sale securities to trading securities, resulting in a mark-to-market adjustment of $342.9 million pre-tax ($222.9 million after-tax). The net effect of these adjustments, at the time of implementing DIG B36, was a reduction of $21.1 million in net income and $13.8 million in shareholders' equity.

Effective with the fourth quarter of 2003, changes in the fair value of the embedded derivative flow through net income, as do changes in the fair value of the trading account securities. These adjustments do not net to zero in any one particular accounting period due to the fact that not all of the invested assets supporting these Modco and CFW reinsurance agreements were available-for-sale securities that could be reclassified to trading securities, and not all Modco and CFW reinsurance agreements have segregated portfolios of securities that can be classified as trading securities. However, it is important to note that these differences in net income will reverse over the term of the underlying Modco and CFW reinsurance agreements, reflecting the fact that the accounting for the embedded derivatives prescribed in DIG B36 changes the timing of the recognition of income under these Modco and CFW reinsurance agreements but does not change the total amount of earnings that will ultimately be reported over the life of these agreements.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost  Gains    Losses  Fair Value
                                             -------------- -------- -------  ----------
                                                            (in millions)
                                             -------------------------------------------
2005:
  Corporate bonds...........................   $24,189.6    $1,106.1 $(241.2) $25,054.5
  U.S. government bonds.....................       142.6        12.2      --      154.8
  Foreign government bonds..................       839.0        62.3    (2.9)     898.4
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       453.2         4.5    (5.5)     452.2
    Collateralized mortgage obligations.....     2,982.1        25.0   (34.0)   2,973.1
    Commercial mortgage backed securities...     2,350.5        51.8   (20.8)   2,381.5
    Other asset-backed securities...........        98.8         3.4    (0.2)     102.0
  State and municipal bonds.................       123.1         3.5    (0.8)     125.8
  Redeemable preferred stocks...............        88.1        14.3      --      102.4
                                               ---------    -------- -------  ---------
     Total fixed maturity securities........    31,267.0     1,283.1  (305.4)  32,244.7
Equity securities...........................        94.9         6.5      --      101.4
                                               ---------    -------- -------  ---------
     Total..................................   $31,361.9    $1,289.6 $(305.4) $32,346.1
                                               =========    ======== =======  =========
2004:
  Corporate bonds...........................   $24,415.4    $1,660.9 $(108.3) $25,968.0
  U.S. government bonds.....................       151.6        11.1      --      162.7
  Foreign government bonds..................       884.6        61.9    (0.4)     946.1
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       695.8         9.9    (1.0)     704.7
    Collateralized mortgage obligations.....     2,650.8        62.6    (8.2)   2,705.2
    Commercial mortgage backed securities...     2,347.4       111.8    (9.7)   2,449.5
    Other asset-backed securities...........       150.3         7.7    (0.5)     157.5
  State and municipal bonds.................       157.7         4.5    (0.6)     161.6
  Redeemable preferred stocks...............        61.2        15.0      --       76.2
                                               ---------    -------- -------  ---------
     Total fixed maturity securities........    31,514.8     1,945.4  (128.7)  33,331.5
Equity securities...........................       101.2        12.5      --      113.7
                                               ---------    -------- -------  ---------
     Total..................................   $31,616.0    $1,957.9 $(128.7) $33,445.2
                                               =========    ======== =======  =========

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
           Due in one year or less..........   $   975.0    $   985.3
           Due after one year through five
            years...........................     5,956.0      6,096.2
           Due after five years through ten
            years...........................     9,293.6      9,546.6
           Due after ten years..............     9,157.8      9,707.8
                                               ---------    ---------
             Subtotal.......................    25,382.4     26,335.9
           Asset and mortgage-backed
            securities......................     5,884.6      5,908.8
                                               ---------    ---------
             Total..........................   $31,267.0    $32,244.7
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

The amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                  Amortized Cost Fair Value
                                  -------------- ----------
                                        (in millions)
                         -        -------------------------
                       Below 5%..    $  162.5     $  159.5
                       5%-6%.....     2,508.3      2,481.7
                       6%-7%.....     1,898.8      1,903.5
                       Above 7%..     1,315.0      1,364.1
                                     --------     --------
                         Total...    $5,884.6     $5,908.8
                                     ========     ========

The Lincoln National Life Insurance Company

3. Investments (continued)


The quality ratings of fixed maturity securities available-for-sale are as follows:

               NAIC         Rating Agency      Estimated
            Designation Equivalent Designation Fair Value % of Total
            ----------- ---------------------- ---------- ----------
                                                   (in millions)
                                               --------------------
                 1        AAA / AA / A........ $19,264.5     59.7%
                 2        BBB.................  10,483.1     32.5%
                 3        BB..................   1,500.0      4.7%
                 4        B...................     758.2      2.4%
                 5        CCC and lower.......     161.6      0.5%
                 6        In or near default..      77.3      0.2%
                                               ---------    -----
                                               $32,244.7    100.0%
                                               =========    =====

The major categories of net investment income are as follows:

                                          2005     2004     2003
                          -             -------- -------- --------
                                              (in millions)
                                        --------------------------
              Fixed maturity securities
               available-for-sale...... $1,958.8 $1,932.3 $2,030.1
              Equity securities
               available-for-sale......      7.2      8.4      9.2
              Trading securities.......    176.1    173.3     41.2
              Mortgage loans on real
               estate..................    287.5    349.5    337.9
              Real estate..............     47.7     24.7     42.0
              Policy loans.............    117.9    119.2    122.5
              Invested cash............     46.1     20.6      5.3
              Other investments........     61.4     54.3     47.6
                                        -------- -------- --------
                Investment revenue.....  2,702.7  2,682.3  2,635.8
              Investment expense.......    110.4     89.1     95.7
                                        -------- -------- --------
                Net investment income.. $2,592.3 $2,593.2 $2,540.1
                                        ======== ======== ========

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements, consisted of the following:

                                                     2005     2004
                              -                    -------- --------
                                                     (in millions)
                                                   -----------------
            Corporate bonds....................... $2,282.1 $2,259.0
            U.S. government bonds.................    322.4    307.8
            Foreign government bonds..............     52.0     50.5
            Asset and mortgage-backed
             securities:
              Mortgage pass-through securities....     28.7     37.6
              Collateralized mortgage obligations.    113.2    103.1
              Commercial mortgage backed
               securities.........................    148.4    151.4
              Other asset-backed securities.......      8.6      9.3
            State and municipal bonds.............     18.8     18.8
            Redeemable preferred stocks...........      8.1      2.7
                                                   -------- --------
                Total fixed maturity securities...  2,982.3  2,940.2
            Equity securities.....................      2.2      2.3
                                                   -------- --------
                Total............................. $2,984.5 $2,942.5
                                                   ======== ========

The portion of the market adjustment for trading securities still held at December 31, 2005 and 2004 was a gain (loss) of $(70.4) million and $23.0 million, respectively.

The detail of the realized gain (loss) on investments is as follows:

                                               2005    2004    2003
                           -                  ------  ------  ------
                                                   (in millions)
                                              ----------------------
          Realized loss on investments and
           derivative instruments............ $(21.0) $(58.2) $(16.1)
          Gain on transfer of securities from
           available-for-sale to trading.....     --      --   342.9
          Gain (loss) on reinsurance
           embedded derivative/trading
           securities........................    4.7    (1.0)    4.0
          Gain on sale of subsidiaries/
           business..........................     --    14.1      --
                                              ------  ------  ------
          Total realized gain (loss) on
           investments....................... $(16.3) $(45.1) $330.8
                                              ======  ======  ======

The detail of the realized loss on investments and derivative instruments is as follows:

                                             2005     2004     2003
                          -                 ------  -------  -------
                                                  (in millions)
                                            ------------------------
           Fixed maturity securities
            available-for-sale
             Gross gain.................... $112.8  $ 107.6  $ 333.7
             Gross loss....................  (89.9)  (115.3)  (353.7)
           Equity securities
            available-for-sale
             Gross gain....................    7.8     18.7     25.4
             Gross loss....................     --     (0.7)    (4.4)
           Other investments...............   10.2      4.5     28.1
           Associated amortization of
            deferred acquisition costs and
            provision for policyholder
            commitments....................  (51.9)   (51.2)   (32.8)
           Investment expenses.............   (9.4)   (10.3)    (9.9)
                                            ------  -------  -------
           Total Investments...............  (20.4)   (46.7)   (13.6)
           Derivative instruments net of
            associated amortization of
            deferred acquisition costs.....   (0.6)   (11.5)    (2.5)
                                            ------  -------  -------
           Total investments and derivative
            instruments.................... $(21.0) $ (58.2) $ (16.1)
                                            ======  =======  =======

The Lincoln National Life Insurance Company

3. Investments (continued)


Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                             2005   2004   2003
                            -               -----  -----  ------
                                                (in millions)
                                            --------------------
              Fixed maturity securities
               available-for-sale.......... $19.2  $67.2  $248.8
              Equity securities
               available-for-sale..........    --     --     3.4
              Mortgage loans on real estate  (6.0)  (2.0)    5.6
              Real estate..................    --     --     4.1
              Guarantees...................    --   (0.1)   (0.3)
                                            -----  -----  ------
                Total...................... $13.2  $65.1  $261.6
                                            =====  =====  ======

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                        2005    2004   2003
                            -         -------  -----  ------
                                          (in millions)
                                      ----------------------
                    Fixed maturity
                     securities...... $(839.0) $61.3  $190.8
                    Equity securities    (6.0)  (6.1)    7.6
                                      -------  -----  ------
                      Total.......... $(845.0) $55.2  $198.4
                                      =======  =====  ======

For total traded and private securities held by us at December 31, 2005 and 2004 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                            % Fair Amortized % Amortized Unrealized % Unrealized
                                                 Fair Value Value    Cost       Cost        Loss        Loss
                                                 ---------- ------ --------- ----------- ---------- ------------
                                                                          (in millions)
                                                 --------------------------------------------------------------
2005
(less or =) 90 days............................. $ 3,006.1   27.6% $ 3,039.3     27.1%    $ (33.2)      10.9%
(greater than) 90 days but (less or =) 180 days.   5,152.3   47.4%   5,257.4     47.1%     (105.1)      34.4%
(greater than) 180 days but (less or =) 270 days     373.5    3.4%     383.9      3.4%      (10.4)       3.4%
(greater than) 270 days but (less or =) 1 year..     788.4    7.2%     822.0      7.3%      (33.6)      11.0%
(greater than) 1 year...........................   1,570.3   14.4%   1,693.4     15.1%     (123.1)      40.3%
                                                 ---------  -----  ---------    -----     -------      -----
  Total......................................... $10,890.6  100.0% $11,196.0    100.0%    $(305.4)     100.0%
                                                 =========  =====  =========    =====     =======      =====
2004
(less or =) 90 days............................. $ 2,263.8   45.1% $ 2,280.0     44.3%    $ (16.2)      12.6%
(greater than) 90 days but (less or =) 180 days.     338.1    6.7%     344.8      6.7%       (6.7)       5.2%
(greater than) 180 days but (less or =) 270 days   1,099.6   21.9%   1,127.9     21.9%      (28.3)      22.0%
(greater than) 270 days but (less or =) 1 year..     187.1    3.7%     191.8      3.7%       (4.7)       3.7%
(greater than) 1 year...........................   1,133.9   22.6%   1,206.7     23.4%      (72.8)      56.5%
                                                 ---------  -----  ---------    -----     -------      -----
  Total......................................... $ 5,022.5  100.0% $ 5,151.2    100.0%    $(128.7)     100.0%
                                                 =========  =====  =========    =====     =======      =====

The Lincoln National Life Insurance Company

3. Investments (continued)


For fixed maturity and equity securities available-for-sale with unrealized losses as of December 31, 2005 and 2004, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous loss position are summarized as follows:

                                                  Less Than
                                             or Equal to Twelve Months Greater Than Twelve Months        Total
                                             ------------------------  -------------------------  -------------------
                                                           Gross                      Gross                   Gross
                                             Carrying    Unrealized    Carrying     Unrealized    Carrying  Unrealized
                                              Value        Losses       Value         Losses       Value      Losses
                                             --------    ----------    --------     ----------    --------- ----------
                                                                    (in millions)
                                             ------------------------------------------------------------------------
2005:
  Corporate bonds........................... $6,300.1     $(131.9)     $1,235.2      $(109.3)     $ 7,535.3  $(241.2)
  U.S. government bonds.....................       --          --            --           --             --       --
  Foreign government bonds..................    168.7        (2.9)         38.6           --          207.3     (2.9)
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........    319.8        (3.8)         38.8         (1.7)         358.6     (5.5)
    Collateralized mortgage obligations.....  1,589.0       (27.2)        145.0         (6.8)       1,734.0    (34.0)
    Commercial mortgage backed securities...    887.7       (15.9)         99.8         (4.9)         987.5    (20.8)
    Other asset-backed securities...........     23.1        (0.2)           --           --           23.1     (0.2)
  State and municipal bonds.................     30.8        (0.4)         12.9         (0.4)          43.7     (0.8)
  Redeemable preferred stocks...............      0.9          --            --           --            0.9       --
                                              --------    -------        --------    -------      ---------  -------
     Total fixed maturity securities........  9,320.1      (182.3)      1,570.3       (123.1)      10,890.4   (305.4)
Equity securities...........................      0.2          --            --           --            0.2       --
                                              --------    -------        --------    -------      ---------  -------
     Total.................................. $9,320.3     $(182.3)     $1,570.3      $(123.1)     $10,890.6  $(305.4)
                                              ========    =======        ========    =======      =========  =======
2004:
  Corporate bonds........................... $2,776.8     $ (45.8)     $  970.4      $ (62.5)     $ 3,747.2  $(108.3)
  U.S. government bonds.....................       --          --            --           --             --       --
  Foreign government bonds..................     31.9        (0.4)          0.6           --           32.5     (0.4)
  Asset and mortgage-backed securities:                                                                  --       --
    Mortgage pass-through securities........    356.0        (0.9)          8.3         (0.1)         364.3     (1.0)
    Collateralized mortgage obligations.....    473.9        (5.9)         44.5         (2.3)         518.4     (8.2)
    Commercial mortgage backed securities...    215.3        (2.3)         96.6         (7.4)         311.9     (9.7)
    Other asset-backed securities...........     10.5        (0.5)           --           --           10.5     (0.5)
  State and municipal bonds.................     24.2        (0.2)         13.3         (0.3)          37.5     (0.5)
  Redeemable preferred stocks...............       --          --           0.2         (0.1)           0.2     (0.1)
                                              --------    -------        --------    -------      ---------  -------
     Total fixed maturity securities........  3,888.6       (56.0)      1,133.9        (72.7)       5,022.5   (128.7)
Equity securities...........................       --          --            --           --             --       --
                                              --------    -------        --------    -------      ---------  -------
     Total.................................. $3,888.6     $ (56.0)     $1,133.9      $ (72.7)     $ 5,022.5  $(128.7)
                                              ========    =======        ========    =======      =========  =======

The Lincoln National Life Insurance Company

3. Investments (continued)


Securities available-for-sale that were deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors we considered in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) our ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 9 -- Fair Value of Financial Instruments to the Consolidated Financial Statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet captions, "Real Estate" and "Other Assets," which includes property and equipment, include accumulated depreciation as follows:

                                              2005   2004
                                             ------ ------
                                             (in millions)
                                             -------------
                      Real estate........... $ 25.6 $ 23.5
                      Property and equipment  204.7  182.6

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                      2005   2004
                                                     -----  ------
                                                     (in millions)
                                                     -------------
            Impaired loans with allowance for losses $65.7  $ 84.0
            Allowance for losses....................  (9.2)  (15.5)
                                                     -----  ------
              Net impaired loans.................... $56.5  $ 68.5
                                                     =====  ======

We believe the allowance for losses is maintained at a level adequate to absorb estimated probable credit losses. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                             2005   2004   2003
                                            -----  -----  ------
                                                (in millions)
                                            --------------------
              Balance at beginning-of-year. $15.5  $17.5  $ 11.9
              Provisions for losses........   1.7    4.7    16.4
              Releases due to principal
               paydowns....................  (8.0)  (6.7)  (10.8)
                                            -----  -----  ------
                  Balance at end-of-year... $ 9.2  $15.5  $ 17.5
                                            =====  =====  ======

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                              2005   2004  2003
                                              ----- ------ -----
                                                (in millions)
                                              ------------------
               Average recorded investment in
                impaired loans............... $61.9 $100.7 $72.6
               Interest income recognized on
                impaired loans...............   4.8    9.1   8.1

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2005 and 2004, we had no mortgage loans on non-accrual status. As of December 31, 2005 and 2004, we had no mortgage loans past due 90 days and still accruing.

As of December 31, 2005 and 2004, we had restructured mortgage loans of $45.2 million and $69.5 million, respectively. We recorded $2.4 million and $3.6 million of interest income on these restructured mortgage loans in 2005 and 2004, respectively. Interest income in the amount of $3.8 million and $6.4 million would have been recorded on these mortgage loans according to their original terms in 2005 and 2004, respectively. As of December 31, 2005 and 2004, we had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2005, our investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $802.6 million. This includes $276.2 million of standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $66.7 million and $147.4 million at December 31, 2005 and 2004, respectively.

The Lincoln National Life Insurance Company

3. Investments (continued)


During 2003, we completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $182.2 million and a carrying value of $167.3 million. We received $182.2 million from the trust for the sale of the loans. A recourse liability was not recorded since we are not obligated to repurchase any loans from the trust that may later become delinquent.

The transaction was hedged with interest rate swaps to lock in the value of the loans. We recorded a gain on the hedge of $7.8 million pre-tax and a realized gain on the sale of $14.9 million pre-tax resulting in a total gain of $22.7 million pre-tax. We did not retain an interest in the securitized assets.

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           2005   2004   2003
                                          ------ ------ ------
                                             (in millions)
                                          --------------------
                 Current................. $110.7 $ 97.7 $ 31.5
                 Deferred................  112.3   95.5  213.4
                                          ------ ------ ------
                     Total tax expense... $223.0 $193.2 $244.9
                                          ====== ====== ======

The effective tax rate on pre-tax income (loss) from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                              2005    2004    2003
                                             ------  ------  ------
                                                  (in millions)
                                             ----------------------
           Tax rate times pre-tax income.... $303.3  $271.6  $323.1
           Effect of:
             Tax-preferred investment
              income........................  (62.9)  (68.7)  (49.7)
             Tax credits....................  (14.2)  (13.9)  (19.1)
             Other..........................   (3.2)    4.2    (9.4)
                                             ------  ------  ------
               Provision for income taxes... $223.0  $193.2  $244.9
                                             ======  ======  ======
               Effective tax rate...........     26%     25%     27%

The Federal income tax liability is as follows:

                                                       2005   2004
                                                      ------ ------
                                                      (in millions)
                                                      -------------
            Current.................................. $ 77.2 $ 47.4
            Deferred.................................   24.0  102.2
                                                      ------ ------
                Total Federal income tax liability... $101.2 $149.6
                                                      ====== ======

Significant components of our deferred tax assets and liabilities are as follows:

                                                    2005     2004
                                                  -------- --------
                                                    (in millions)
                                                  -----------------
            Deferred tax assets:
            Insurance and investment contract
             liabilities......................... $1,206.0 $1,158.9
            Reinsurance deferred gain............    291.3    317.9
            Modco embedded derivative............     97.4    123.7
            Postretirement benefits other than
             pension.............................     15.0     17.0
            Compensation related.................    100.2     93.1
            Ceding commission asset..............     10.9     12.9
            Other................................     53.2     50.8
                                                  -------- --------
                Total deferred tax assets........  1,774.0  1,774.3
                                                  -------- --------
            Deferred tax liabilities:
            Deferred acquisition costs...........    997.8    721.3
            Net unrealized gain on securities
             available-for-sale..................    350.6    653.5
            Trading security gains...............     91.1    115.8
            Present value of business in-force...    259.6    286.7
            Other................................     98.9     99.2
                                                  -------- --------
                Total deferred tax liabilities...  1,798.0  1,876.5
                                                  -------- --------
                Net deferred tax liability....... $   24.0 $  102.2
                                                  ======== ========

We and our affiliates are part of a consolidated Federal income tax filing with LNC. Cash paid for Federal income taxes in 2005 and 2004 was $74.9 million and $56.4 million, respectively. Net cash received for Federal income taxes in 2003 was $77.9 million due to the carry back of 2002 tax losses.

We are required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2005 and 2004, we concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2005 and 2004.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." On October 23, 2004, President Bush signed into law the "American Jobs Creation Act of 2004." Beginning January 1, 2005 through December 31, 2006, the additional tax imposed

The Lincoln National Life Insurance Company

4. Federal Income Taxes (continued)

on distributions from the special tax account, Policyholders' Surplus, is suspended. In addition, the statute provides that distributions made during the two-year suspension period will first reduce the Policyholders' Surplus account balance. Our 2005 dividend activity along with that of our insurance subsidiaries eliminated the account balance during the suspension period.

The LNC consolidated return group is subject to annual tax examinations from the Internal Revenue Service ("IRS"). The IRS has examined tax years 1996, 1997 and 1998, with assessments resulting in a payment that was not material to the consolidated results of operations. In addition to taxes assessed and interest, the payment included a deposit relating to a portion of the assessment, which the company continues to challenge. LNC believes this portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. LNC and its affiliates are currently under audit by the IRS for years 1999-2002. We do not anticipate that any adjustments that might result from such audits would be material to our consolidated results of operations or financial condition.

--------------------------------------------------------------------------------
5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re, are as follows:

                                           2005     2004     2003
                                         -------  -------  -------
                                               (in millions)
                                         -------------------------
             Insurance assumed.......... $   1.0  $   0.3  $   1.0
             Insurance ceded............  (459.0)  (360.7)  (262.2)
                                         -------  -------  -------
               Net reinsurance premiums
                and fees................ $(458.0) $(360.4) $(261.2)
                                         =======  =======  =======

The income statement caption, "Benefits," is net of reinsurance recoveries of $0.7 billion for 2005 and $0.6 billion for 2004 and 2003.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                     2005      2004
                                                   --------  --------
                                                      (in millions)
                                                   ------------------
          Balance at beginning-of-year............ $2,854.1  $2,526.5
          Deferral................................    898.5     839.0
          Amortization............................   (413.1)   (411.7)
          Adjustment related to realized gains on
           securities available-for-sale..........    (48.5)    (45.7)
          Adjustment related to unrealized (gains)
           losses on securities
           available-for-sale.....................    313.1     (14.7)
          Cumulative effect of accounting
           change.................................       --     (39.3)
                                                   --------  --------
          Balance at end-of-year.................. $3,604.1  $2,854.1
                                                   ========  ========

Realized losses on investments and derivative instruments on the Consolidated Statements of Income for the year ended December 31, 2005, 2004 and 2003 are net of amounts amortized against DAC of $48.5 million, $45.7 million and $50.2 million, respectively. In addition, realized gains and losses for the year ended December 31, 2005, 2004 and 2003 are net of adjustments made to policyholder reserves of $(2.3) million, $(1.5) million and $18.0 million, respectively. We have either a contractual obligation or a consistent historical practice of making allocations of investment gains or losses to certain policyholders and to certain reinsurance arrangements.

A rollforward of deferred sales inducements, included in other assets on the Consolidated Balance Sheet, is as follows:

                                                2005    2004   2003
                                               ------  -----  -----
                                                   (in millions)
                                               --------------------
            Balance at beginning-of-year...... $ 85.5  $45.2  $31.1
              Capitalized.....................   59.5   50.2   19.2
              Amortization....................  (15.6)  (9.5)  (5.1)
              Cumulative effect of accounting
               change.........................     --   (0.4)    --
                                               ------  -----  -----
              Balance at end-of-year.......... $129.4  $85.5  $45.2
                                               ======  =====  =====

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                         2005      2004      2003
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  782.7  $  695.2  $  572.3
            Other volume related
             expenses.................    500.6     435.0     328.4
            Operating and
             administrative expenses..    570.3     585.7     624.4
            Deferred acquisition costs
             net of amortization......   (485.4)   (427.3)   (360.6)
            Other intangibles
             amortization.............     77.3     102.2      90.9
            Taxes, licenses and fees..     82.3      85.4      96.8
            Restructuring charges.....     29.7      18.4      45.5
                                       --------  --------  --------
              Total................... $1,557.5  $1,494.6  $1,397.7
                                       ========  ========  ========

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                                2005   2004
                                               ------ ------
                                               (in millions)
                                               -------------
                    Life Insurance Segment.... $855.1 $855.1
                    Lincoln Retirement Segment   64.1   64.1
                                               ------ ------
                      Total................... $919.2 $919.2
                                               ====== ======

The Lincoln National Life Insurance Company

5. Supplemental Financial Data (continued)


For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                           As of             As of
                                      December 31, 2005 December 31, 2004
                                      ----------------  ----------------
                                                Accumu-           Accumu-
                                       Gross     lated   Gross     lated
                                      Carrying  Amorti- Carrying  Amorti-
                                       Amount   zation   Amount   zation
                      -               --------  ------- --------  -------
                                                (in millions)
                      -               ---------------------------------
         Amortized Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement
              Segment................ $  225.0  $149.0  $  225.0  $132.4
             Life Insurance
              Segment................  1,254.2   588.4   1,254.2   527.7
                                      --------  ------  --------  ------
         Total....................... $1,479.2  $737.4  $1,479.2  $660.1
                                      ========  ======  ========  ======

Future estimated amortization of other intangible assets is as follows (in millions):

                    2006-$71.7 2007-$66.5       2008-$ 67.6
                    2009-$64.2 2010-$63.1 Thereafter-$408.7

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                     2005     2004
                                                   -------  -------
                                                     (in millions)
                                                   ----------------
           Balance at beginning of year........... $ 819.1  $ 921.8
           Interest accrued on unamortized balance
            (Interest rates range from 5% to
            7%)...................................    43.6     49.9
           Amortization...........................  (120.9)  (152.6)
                                                   -------  -------
               Balance at end-of-year............. $ 741.8  $ 819.1
                                                   =======  =======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                             2005      2004
                                           --------- ---------
                                              (in millions)
                                           -------------------
                 Premium deposit funds.... $21,754.9 $22,267.3
                 Undistributed earnings on
                  participating business..     111.2     145.3
                 Other....................     746.2     714.0
                                           --------- ---------
                   Total.................. $22,612.3 $23,126.6
                                           ========= =========

Details underlying the balance sheet captions related of short-term debt and long-term debt are as follows:

                                                   2005     2004
                                                 -------- --------
                                                   (in millions)
                                                 -----------------
             Short-term debt.................... $   33.9 $   32.1
                                                 ======== ========
             Long-term debt:
             Surplus notes due Lincoln National
              Corporation:
                 6.56% surplus note, due 2028... $  500.0 $  500.0
                 6.03% surplus note, due 2028...    750.0    750.0
                                                 -------- --------
             Total Surplus Notes................  1,250.0  1,250.0
             Mortgage loans on investment real
              estate............................       --     47.2
                                                 -------- --------
               Total long-term debt............. $1,250.0 $1,297.2
                                                 ======== ========

The short-term debt represents short-term notes payable to LNC.

We issued a surplus note of $500 million to LNC in 1998. This note calls for us to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

We issued a surplus note for $750 million to LNC in December 1998. This note calls for us to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2005 was $59.4 million, $78.8 million and $79.3 million for 2005, 2004 and 2003, respectively.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves


We issue variable contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of GMDB, GMWB and GIB. The GMDB features include those where we contractually guarantee to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any partial withdrawals following the contract anniversary.

The following table provides information on the GMDB features outstanding at December 31, 2005 and 2004. (Note that our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

                                                        2005         2004
                                                        -----        -----
                                                       In Event of Death
                                                       ----------------
                                                       (dollars in billions)
                                                       ----------------
           Return of net deposit
             Account value............................ $31.9        $28.4
             Net amount at risk.......................   0.1          0.2
             Average attained age of
              contractholders.........................    53           52
           Return of net deposits plus a minimum
            return
             Account value............................ $ 0.3        $ 0.3
             Net amount at risk.......................    --           --
             Average attained age of
              contractholders.........................    66           65
             Guaranteed minimum return................     5%           5%
           Highest specified anniversary account value
            minus withdrawals post anniversary
             Account value............................ $18.8        $15.6
             Net amount at risk.......................   0.3          0.6
             Average attained age of
              contractholders.........................    63           62

Approximately $8.2 billion and $4.2 billion of separate account values at December 31, 2005 and 2004 were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value, with changes in fair value being reported in net income.

At December 31, 2005, we had approximately $1.6 billion of separate account values that were attributable to variable annuities with a GIB feature. All of the outstanding contracts with a GIB feature are still in the accumulation phase.

Separate account balances attributable to variable annuity contracts with guarantees are as follows:

                                                        2005   2004
                                                       -----  -----
                                                       (in billions)
                                                       ------------
            Asset Type
              Domestic equity......................... $32.2  $27.6
              International equity....................   4.2    3.2
              Bonds...................................   5.1    4.2
                                                       -----  -----
                Total.................................  41.5   35.0
              Money market............................   4.0    3.3
                                                       -----  -----
                Total................................. $45.5  $38.3
                                                       =====  =====
            Percent of total variable annuity separate
             account values...........................    96%    95%
                                                       =====  =====

The determination of the GMDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.

The following summarizes the liabilities (asset) for guarantees on variable contracts reflected in the general account:

                                                          GMDB
                                                      2005    2004
                                                     ------  ------
                                                      (in millions)
                                                     --------------
           Total:
             Balance at January 1................... $ 18.2  $ 46.4
             Cumulative effect of implementation of
              SOP 03-1..............................     --    (9.7)
             Changes in reserves....................    9.4    (2.1)
             Benefits paid..........................  (12.8)  (16.4)
                                                     ------  ------
             Balance at December 31................. $ 14.8  $ 18.2
                                                     ======  ======
           Ceded:
             Balance at January 1................... $(18.0) $ (3.5)
             Cumulative effect of implementation of
              SOP 03-1..............................     --     1.7
             Changes in reserves....................   (9.0)  (23.2)
             Benefits paid..........................   12.6     7.0
                                                     ------  ------
             Balance at December 31................. $(14.4) $(18.0)
                                                     ======  ======
           Net:
             Balance at January 1                    $  0.2  $ 42.9
             Cumulative effect of implementation of
              SOP 03-1..............................     --    (8.0)
             Changes in reserves....................    0.4   (25.3)
             Benefits paid..........................   (0.2)   (9.4)
                                                     ------  ------
             Balance at December 31................. $  0.4  $  0.2
                                                     ======  ======

The Lincoln National Life Insurance Company

6. Insurance Benefit Reserves (continued)


The offset to the benefit reserve amounts above are reflected in benefits in the Consolidated Statements of Income. Effective July 1, 2003, we entered into an Automatic Indemnity Reinsurance Agreement with Lincoln National Reinsurance Company (Barbados) Limited ("LNR Barbados"), a wholly-owned subsidiary of LNC. Under this agreement, we ceded a portion of our GMDB and all of our GMWB risks to LNR Barbados. The treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. At the time of the amendment, we transferred our existing remaining GMDB reserves ($36 million) to LNR Barbados. In addition to the reserve transfer, we paid premiums to LNR Barbados totaling $109.4 million and $54.3 million in 2005 and 2004, respectively, related to this agreement. These reinsurance premiums are reflected as an offset in insurance premiums in the Consolidated Statements of Income.

Also included in benefits are the results of the hedging program, which included losses of $2.9 million and $19.3 million for GMDB in 2005 and 2004, respectively. We implemented a hedging strategy designed to mitigate the income statement volatility caused by changes in the equity markets, interest rates, and volatility associated with GMWB and the various GMDB features. The hedging strategy is designed such that changes in the value of the hedge contracts move in the opposite direction of changes in the value of the embedded derivative of the GMWB or changes in the reserve for GMDB contracts subject to the hedging strategy. While we actively manage our hedge positions, these hedge positions may not be totally effective to offset changes in the embedded derivative due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, policyholder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments, or our ability to purchase hedging instruments at prices consistent with its desired risk and return trade-off.

--------------------------------------------------------------------------------
7. Benefit Plans


Pension and Other Post-retirement Benefit Plans -- U.S.

LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. The funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain of our officers defined pension benefits based on years of service and final monthly salary upon death or retirement.

The supplemental executive retirement plan provides defined pension benefits for certain executives who became our employees as a result of the acquisition of a block of individual life insurance and annuity business, and benefits under this plan were frozen effective January 1, 2000. A second supplemental executive retirement plan was established for this same group of executives to guarantee that the total benefit payable under the LNC employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of a certain period. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNC 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' post-retirement plan was changed such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. Life insurance benefits for retirees are noncontributory for employees and agents that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age
70. Effective July 1, 1999, the agents' post-retirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

service by the end of 2001 to pay the full medical and dental premium cost when they retire.

The Medicare Act became law in 2003. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1, which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act. We elected to defer accounting for the effects of the Medicare Act. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNC's 2003 financial statements do not reflect the effects of the Medicare Act.

In May 2004, the staff of the FASB issued FSP 106-2, which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004. We completed our analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in 2004. The implementation did not have a material effect on our results of operations.

Obligations, Funded Status and Assumptions

Information with respect to LNC's defined benefit plan asset activity and defined benefit plan obligations as it relates to our employees is as follows:

                                                  Pension Benefits Other Post-Retirement Benefits
                                                  --------------   -----------------------------
                                                   2005     2004    2005            2004
                                                  ------   ------      ------         ------
                                                           (in millions)
                                                  ---------------------------------------------
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $479.5   $436.9  $   --          $   --
  Transfers of assets............................   (0.3)     1.2      --              --
  Actual return on plan assets...................   30.4     46.8      --              --
  Company contributions..........................   16.9     32.7     8.0             6.5
  Administrative expenses........................   (2.1)    (2.0)     --              --
  Benefits paid..................................  (40.4)   (36.1)   (8.0)           (6.5)
                                                  ------   ------      ------         ------
    Fair value of plan assets at end-of-year..... $484.0   $479.5  $   --          $   --
                                                  ======   ======      ======         ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........ $492.9   $449.9  $ 82.9          $ 79.1
  Transfers of benefit obligations...............   (0.6)     1.2      --              --
  Medicare Part D Subsidy........................     --       --      --            (5.1)
  Service cost...................................   17.2     16.7     1.7             1.7
  Interest cost..................................   28.8     28.5     4.8             4.6
  Plan participants' contributions...............     --       --     2.6             1.4
  Special termination benefits...................     --      0.1      --              --
  Actuarial losses...............................   24.6     32.6     6.9             7.7
  Benefits paid..................................  (40.4)   (36.1)   (8.0)           (6.5)
                                                  ------   ------      ------         ------
    Benefit obligation at end-of-year............ $522.5   $492.9  $ 90.9          $ 82.9
                                                  ======   ======      ======         ======
  Underfunded status of the plans................ $(38.5)  $(13.4) $(90.9)         $(82.9)
  Unrecognized net actuarial (gains) losses......   92.3     60.3     7.9             1.5
  Unrecognized prior negative service cost.......  (13.0)   (14.9)     --              --
                                                  ------   ------      ------         ------
    Prepaid (accrued) benefit cost............... $ 40.8   $ 32.0  $(83.0)         $(81.4)
                                                  ======   ======      ======         ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................   5.75%    6.00%   5.75%           6.00%
  Expected return on plan assets.................   8.25%    8.25%     --              --
Rate of increase in compensation:
  Salary continuation plan.......................   4.00%    4.00%     --              --
  All other plans................................   4.00%    4.00%   4.00%           4.00%

We use December 31 as the measurement date for our pension and post-retirement plans.

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the target plan allocations. This assumption is reevaluated at an interim date each plan year. The calculation of the accumulated post-retirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) of 13.0% for 2005. It further assumes the rate will gradually

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

decrease to 5.0% by 2016 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated post-retirement benefits obligation as of December 31, 2005 and 2004 by $6.8 million and $5.6 million, respectively. The aggregate of the estimated service and interest cost components of net periodic post-retirement benefits cost for the year ended December 31, 2005 and 2004 would increase by $0.4 million and $0.5 million, respectively.

Information for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                 2005    2004
                                                 -----  ------
                                                 (in millions)
                                                 ------------
                  Accumulated benefit obligation $52.9  $135.5
                  Projected benefit obligation..  53.9   136.3
                  Fair value of plan assets.....    --    81.8

                                                          2005   2004
                                                          ----   -----
                                                          (in millions)
                                                          -------------
            Increase (decrease) in minimum pension
             liability adjustment included in other
             comprehensive income (after-tax)............ $7.1   $ 3.7

                                                          2005   2004
                                                          ----   -----
                                                          (in millions)
                                                          -------------
            Minimum pension liability adjustment included
             in accumulated other comprehensive income
             (after-tax)................................. $5.9   $13.0

Components of Net Periodic Pension Cost

The components of net defined benefit pension plan and post-retirement benefit plan expense are as follows:

                                           Pension Benefits     Other Postretirement Benefits
                                        ----------------------  ----------------------------
                                         2005    2004    2003   2005      2004       2003
                                        ------  ------  ------  ----       -----     -----
                                                      (in millions)
                                        ----------------------------------------------------
Service cost........................... $ 17.6  $ 17.2  $ 19.4  $1.7     $ 1.7      $ 1.4
Interest cost..........................   28.8    28.5    27.2   4.8       4.6        5.0
Expected return on plan assets.........  (37.9)  (35.2)  (27.7)   --        --         --
Amortization of prior service cost.....   (1.9)   (2.2)   (2.2)   --        --         --
Recognized net actuarial (gains) losses    1.7     0.7     5.7   0.6      (0.8)      (0.2)
                                        ------  ------  ------    ----     -----     -----
Net periodic benefit expense........... $  8.3  $  9.0  $ 22.4  $7.1     $ 5.5      $ 6.2
                                        ======  ======  ======    ====     =====     =====

We maintain a defined contribution plan for our U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, we assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain of our highly compensated agents. The combined pre-tax expenses for these plans amounted to $3.2 million, $3.0 million, and $3.7 million in 2005, 2004 and 2003, respectively. These expenses reflect both our contribution as well as changes in the measurement of our liabilities under these plans.

Plan Assets

Defined benefit pension plan assets allocations at December 31, 2005 and 2004, by asset category are as follows:

                                                2005 2004
                                                ---- ----
                      Asset Category
                      Equity securities........  64%  64%
                      Fixed income securities..  34%  32%
                      Real estate..............   1%   1%
                      Cash and cash equivalents   1%   3%
                                                ---- ----
                        Total.................. 100% 100%
                                                ==== ====

The primary investment objective of the defined benefit pension plan is for capital appreciation and income growth, with an emphasis on avoiding undue risk. A secondary objective is for current income. Investments can be made using the following asset classes: both domestic and international equity and fixed income securities, real estate, guaranteed products, venture capital, oil and gas and other asset classes the investment managers deem prudent. A five-year time horizon is utilized, as there are inevitably short-run fluctuations, which will cause variations in investment performance.

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

Each managed fund is expected to rank in the upper 50% of similar funds over the three and/or five year periods. Managers not meeting criteria will be subject to additional due diligence review and possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                                     Weighting Range
                                                     ---------------
              Asset Category
                Cash................................          0-20%
                Guaranteed Products.................          0-20%
                Fixed Income........................         20-80%
                  Long-term......................... 0-10%
                  High-Yield........................ 0-10%
                  International/Emerging Markets*... 0-10%
                Real Estate.........................          0-20%
                Equities............................         20-80%
                  Small-cap......................... 0-20%
                  International*.................... 0-20%
                  Emerging Markets*................. 0-10%
                Other...............................          0-20%
                Total International**...............          0-25%

--------
The total of domestic cash, domestic fixed income, and domestic equities shall not be less than 50%.
 * Currency exposure can be hedged up to 100%
** International/Emerging Markets-Fixed Income and Equities

Within the broad ranges provided above, current target asset weightings are as follows: 64% equities, 35% fixed income, including real estate, and 1% cash. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices: S&P 500, EAFE, Russell 2000, NAREIT, Lehman US Universal and Salomon (Citigroup) 90-day T-Bill. The investment policy is reviewed on an annual basis.

The plan assets are principally managed by LNC's Investment Management segment.

Plan Cash Flows

LNC expects to contribute between $0 and $19 million to the defined benefit pension plans in 2006. In addition, we expect to fund approximately the following amounts for benefit payments for unfunded non-qualified U.S. defined benefit plans:

                                   Post Retirement Plans
                   -----------------------------------------------------
                                      Reflecting          Not Reflecting
                   Non-Qualified U.S.  Medicare  Medicare    Medicare
                    Defined Benefit     Part D    Part D      Part D
                      Pension Plan     Subsidy   Subsidy     Subsidy
                   ------------------ ---------- -------- --------------
                                       (in millions)
                   -----------------------------------------------------
        Year
        2006......       $ 4.2          $ 5.9     $(0.5)      $ 6.4
        2007......         4.9            5.4      (0.5)        5.9
        2008......         5.6            5.6      (0.5)        6.1
        2009......         5.7            5.8      (0.5)        6.3
        2010......         4.8            6.0      (0.6)        6.6
        Thereafter        35.2           31.5      (3.9)       35.4

401(k).
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). Our contributions to the 401(k) plans for our employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. Our expense for the 401(k) plan amounted to $25.2 million, $25.2 million, and $22.9 million in 2005, 2004 and 2003, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, we agree to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

also participants in a LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. We make matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of our contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $11.3 million, $6.8 million, and $17.0 million in 2005, 2004 and 2003, respectively. These expenses reflect both our employer matching contributions of $3.1 million, $2.1 million and $2.4 million, as well as changes in the measurement of our liabilities net of LNC's total return swap under these plans of $8.2 million, $4.7 million and $14.6 million for 2005, 2004 and 2003, respectively.

Our total liabilities associated with these plans were $138.4 million and $126.1 million at December 31, 2005 and 2004, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries (including employees, agents and directors of LNL) that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. Awards under this plan for 2005 consisted of 23,791 10-year LNC stock options, 247,487 performance share units that could result in the issuance of LNC shares, and cash awards. As of December 31, 2005, 158,261 stock options and 826,919 performance share units of these awards were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Our total compensation expense under LNC's incentive plans involving performance vesting for 2005 was $0.5 million relating to stock options, $14.2 million relating to performance shares, and $0.9 million relating to cash awards. Our total compensation expense under LNC's incentive plans involving performance vesting for 2004 was $0.6 million relating to stock options, $11.2 million relating to performance shares, and $0.7 million relating to cash awards. The amount of stock option expense for the performance vesting awards is included in our total stock option expense discussed below. All expense calculations for performance vesting stock options, performance shares, and performance vesting cash awards that were granted in 2005 and 2004 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, our cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Information with respect to stock options granted to our employees and agents that were outstanding at December 31, 2005 is as follows:

                   Options Outstanding                            Options Exercisable
----------------------------------------------------------  -------------------------------
             Number     Weighted-Average                        Number
Range of Outstanding at    Remaining                        Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average    December 31,  Weighted-Average
 Prices       2005          (Years)       Exercise Price         2005       Exercise Price
----------------------------------------------------------  -------------------------------
$21-$30      413,489          4.57            $25.39            294,419         $25.51
 31- 40      348,906          2.78             38.23            341,912          38.32
 41- 50    1,436,147          4.01             44.65          1,300,614          44.32
 51- 60    1,760,345          4.55             51.37          1,603,733          51.30
-------    ---------                                          ---------
$21-$60    3,958,887                                          3,540,678
=======    =========                                          =========

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)


The option price assumptions used for grants to our employees and agents were as follows:

                                                      2005   2004   2003
                                                     -----  -----  -----
      Dividend yield................................   3.0%   3.0%   5.0%
      Expected volatility...........................  26.5%  28.7%  39.8%
      Risk-free interest rate.......................   4.2%   2.7%   2.2%
      Expected life (in years)......................   4.0    3.6    3.6
      Weighted-average fair value per option granted $9.80  $8.61  $5.55

Information with respect to the incentive plans involving stock options granted to our employees and agents is as follows:

                                        Options Outstanding      Options Exercisable
                                     ------------------------- ------------------------
                                                  Weighted-                Weighted-
                                                   Average                  Average
                                       Shares   Exercise Price  Shares   Exercise Price
                                     ---------  -------------- --------- --------------
  Balance at January 1, 2003........ 6,638,671      $41.39     4,035,327     $40.00
Granted-original....................   288,165       25.54
Granted-reloads.....................    13,696       35.28
Exercised (includes shares tendered)  (332,769)      24.22
Forfeited...........................  (540,328)      41.21
                                     ---------
  Balance at December 31, 2003...... 6,067,435      $41.57     4,681,490     $41.49
Granted-original....................    35,796       47.55
Granted-reloads.....................    43,681       45.54
Exercised (includes shares tendered)  (883,042)      46.97
Forfeited...........................  (306,745)      48.07
                                     ---------
  Balance at December 31, 2004...... 4,957,125      $43.39     4,234,305     $43.27
Granted-original....................    23,791       46.77
Granted-reloads.....................    65,033       49.77
Exercised (includes shares tendered)  (951,294)      36.22
Forfeited...........................  (135,768)      48.07
                                     ---------
  Balance at December 31, 2005...... 3,958,887      $45.06     3,540,678     $45.34
                                     =========

Total compensation expense for incentive plans involving stock options granted to our employees and agents, for 2005, 2004, and 2003 was $4.0 million, $6.8 million, and $13.9 million, respectively.

Stock Appreciation Rights Incentive Plan.
LNC has in place a stock appreciation right ("SAR") incentive program for our agents that do not meet the stringent definition of a common law employee. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

We recognize compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. We hedge this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense recognized for the SAR program for 2005, 2004 and 2003 was $4.5 million, $6.2 million and $6.8 million, respectively. The mark-to-market gain recognized through net income on the call options on LNC stock for 2005, 2004 and 2003 was $2.8 million, $2.4 million and $.3 million, respectively. The SAR liability at December 31, 2005 and 2004 was $8.5 million and $9.4 million, respectively.

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)


Information with respect to the LNC SARs incentive plan outstanding for our agents at December 31, 2005 is as follows:

                    SARs Outstanding                               SARs Exercisable
----------------------------------------------------------  -------------------------------
             Number     Weighted-Average                        Number
Range of Outstanding at    Remaining                        Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average    December 31,  Weighted-Average
 Prices       2005          (Years)       Exercise Price         2005       Exercise Price
----------------------------------------------------------  -------------------------------
$20-$30      171,863          2.20            $25.11            54,014          $25.11
 31- 40        4,414          2.41             33.31             1,105           33.31
 41- 50      621,325          2.49             45.87           263,848           44.28
 51- 60      289,675          1.20             52.10           216,054           52.10
-------    ---------                                           -------
$20-$60    1,087,277                                           535,021
=======    =========                                           =======

The option price assumptions used for grants to our agents under the LNC SAR plan were as follows:

                                                     2005   2004   2003
                                                    -----  -----  -----
        Dividend yield.............................   3.3%   3.0%   4.6%
        Expected volatility........................  24.0%  25.0%  35.0%
        Risk-free interest rate....................   4.8%   3.1%   3.3%
        Expected life (in years)...................   5.0    5.0    5.0
        Weighted-average fair value per SAR granted $9.06  $8.98  $9.05

Information with respect to the LNC incentive plan involving SARs granted to our agents is as follows:

                                         SARs Outstanding         SARs Exercisable
                                     ------------------------- ----------------------
                                                  Weighted-              Weighted-
                                                   Average                Average
                                       Shares   Exercise Price Shares  Exercise Price
                                     ---------  -------------- ------- --------------
  Balance at January 1, 2003........ 1,382,248      $39.20     301,108     $32.06
Granted-original....................   326,650       25.28
Exercised (includes shares tendered)   (63,224)      24.72
Forfeited...........................   (46,150)      39.57
                                     ---------
  Balance at December 31, 2003...... 1,599,524      $36.92     597,892     $36.45
                                     ---------
Granted-original....................   190,250       47.58
Exercised (includes shares tendered)  (344,588)      28.32
Forfeited...........................  (153,686)      35.83
                                     ---------
  Balance at December 31, 2004...... 1,291,500      $40.90     629,991     $40.34
                                     ---------
Granted-original....................   230,600       46.73
Exercised (includes shares tendered)  (371,839)      34.14
Forfeited...........................   (62,984)      44.56
                                     ---------
  Balance at December 31, 2005...... 1,087,277      $44.20     535,021     $45.48
                                     =========

In addition to the stock-based incentives discussed above, LNC has awarded restricted shares of LNC stock, generally subject to a three-year vesting period, to our employees. Information with respect to LNC Restricted stock (non-vested stock) awarded to our employees from 2003 through 2005 was as follows:

                                                      2005    2004    2003
                                                     ------- ------- -------
   Restricted stock (number of shares)..............  71,725  68,730  10,910
   Weighted-average price per share at time of grant $ 45.75 $ 47.46 $ 31.41

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions

Net income as determined in accordance with statutory accounting practices for us was $544 million, $310 million and $267 million for 2005, 2004 and 2003, respectively.

Statutory surplus as determined in accordance with statutory accounting practices for us was $3.2 billion and $3.0 billion for December 31, 2005 and 2004, respectively.

The state of Indiana has adopted certain prescribed accounting practices that differ from those found in NAIC statutory accounting practices and affect our reported statutory surplus. We utilize the Indiana universal life method to calculate reserves for universal life, which increased statutory surplus by $210 million and $272 million at December 31, 2005 and 2004, respectively. We also use a permitted valuation interest rate on certain annuities, which decreased statutory surplus by $15 million at both December 31, 2005 and 2004.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, we may pay dividends to LNC only from unassigned surplus, without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), or must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding twelve consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of (i) 10% of the insurer's policyholders' surplus, as shown on its last annual statement on file with the Commissioner or (ii) the insurer's statutory net gain from operations for the previous twelve months, but in no event to exceed statutory unassigned surplus. Indiana law gives Commissioner broad discretion to disapprove requests for dividends in excess of these limits.

We paid dividends of $200 million and $150 million to LNC during 2005 and 2004, respectively, which did not require prior approval of the Commissioner. Based upon anticipated on-going positive statutory earnings and favorable credit markets, we expect that we could pay dividends of $468 million in 2006 without prior approval from the Commissioner. We paid dividends of $200 million to LNC during 2003. Dividends that we paid in 2003 were subject to prior approval from the Commissioner because we had negative statutory earned surplus as of December 31, 2002.

LNL is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, LNL is also subject to the regulatory requirements that the state of New York imposes upon authorized insurers. These include reserve requirements, which differ from Indiana's requirements.

The New York regulations require us to report more reserves to the state of New York. As a result, the level of statutory surplus that we report to New York is less than the statutory surplus reported to Indiana and the National Association of Insurance Commissioners. If New York requires us to maintain a higher level of capital to remain an accredited reinsurer in New York, our ability to pay dividends could be constrained. However, we do not expect that our ability to pay dividends during 2006 will be constrained as a result of our status in New York.

Reinsurance Contingencies

In 2001, Swiss Re acquired our reinsurance operation and personal accident business through indemnity reinsurance transactions. We recorded the gain related to the indemnity reinsurance transactions on the business sold to Swiss Re as deferred gain in the liability section of our Consolidated Balance Sheet in accordance with the requirements of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("SFAS 113"). The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. During 2005, 2004 and 2003 we amortized $49.7 after-tax ($76.4 million pre-tax), $56.8 million after-tax ($87.4 million pre-tax) and $48.3 million after-tax ($74.2 million pre-tax) respectively, of deferred gain on the sale of the reinsurance operation.

As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, we increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain.

Because of ongoing uncertainty related to personal accident business, the reserves related to these exited business lines carried on our balance sheet at December 31, 2005 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under SFAS 113 we would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, we would record a corresponding increase in reinsurance recoverable from Swiss Re. However, SFAS 113 does not permit us to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, we would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. We would transfer no cash to Swiss Re as a result of these developments.

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)


Accordingly, even though we have no continuing underwriting risk, and no cash would be transferred to Swiss Re, in the event that future developments indicate our December 31, 2005 personal accident reserves are deficient or redundant, SFAS 113 requires us to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. We obtain reinsurance from a diverse group of reinsurers and monitor concentration as well as financial strength ratings of our principal reinsurers. Our principal reinsurers are strongly rated companies, with Swiss Re representing the largest exposure. We sold our reinsurance business to Swiss Re primarily through indemnity reinsurance arrangements in 2001. Because we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured contracts remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.9 billion at December 31, 2005, and is included in amounts recoverable from reinsurers. Swiss Re has funded a trust, with a balance of $1.7 billion at December 31, 2005, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our funds withheld and embedded derivative liabilities at December 31, 2005 included $1.7 billion and $0.2 billion, respectively, related to the business reinsured by Swiss Re.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. Like others in the industry, we have received inquiries including requests for information and/or subpoenas from various authorities including the SEC, NASD, and the New York Attorney General. We are in the process of responding to, and in some cases have settled or are in the process of settling, these inquiries and continue to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. We continue to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect our consolidated financial position.

Leases

We lease our Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide us with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. We also have the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2005, 2004 and 2003 was $54.8 million, $54.7 million and $55.7 million, respectively. Future minimum rental commitments are as follows (in millions):

                     2006-$55.2 2008-$56.0       2010-$39.0
                     2007-$61.2 2009-$48.2 Thereafter-$15.2

Information Technology Commitment

In February 1998, we signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, we renegotiated and extended the contract through February 2010. Annual costs are dependent on usage but are expected to range from $45 million to $50 million.

Insurance Ceded and Assumed

Our insurance companies cede insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. We seek reinsurance coverage within the businesses that sell life insurance to limit its liabilities. We reinsure approximately 85% to 90% of the mortality risk on fully underwritten newly issued life insurance contracts. Our current policy is to retain no more than $5.0 million on a single insured life issued on fixed and variable universal life insurance contracts. Additionally, the retention per single insured life for term life insurance and for Corporate Owned Life Insurance (COLI) is $1 million and $2 million, respectively. Beginning in September 2005, we changed our reinsurance program for our primary term products from coinsurance to renewable term and from 90% to 80% on a first dollar quota share basis. In January 2006, we changed this program from 80% first dollar quota share to an excess of retention program.

Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. At
December 31, 2005, the reserves associated with these reinsurance arrangements totaled $2.2 billion. To cover products other than life insurance, we acquire other insurance coverages with retentions and limits that

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). Our insurance companies remain liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

See "Reinsurance Contingencies" above for a discussion of our reinsurance business sold to Swiss Re.

Vulnerability from Concentrations

At December 31, 2005, we did not have a material concentration of financial instruments in a single investee or industry. Our investments in mortgage loans principally involve commercial real estate. At December 31, 2005, 27% of such mortgages, or $1 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $37 million. Also at December 31, 2005, we did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial position.

Although we do not have any significant concentration of customers, our Retirement segment has had a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. Prior to 2003, AFD used wholesalers who focus on both American Funds mutual funds as well as American Legacy Variable Annuity products. In 2002, we and AFD agreed to transition the wholesaling of American Legacy to LFD, which was completed in 2003. The American Legacy Variable Annuity product line sold through LFD accounted for about 39%, 33% and 19% of our total gross annuity deposits in 2005, 2004 and 2003, respectively. In addition the American Legacy Variable Annuity product line represents approximately 41% and 38% of our total gross annuity account values at December 31, 2005 and 2004, respectively.

Other Contingency Matters

We are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting our consolidated financial position.

We have pursued claims with our liability insurance carriers for reimbursement of certain costs incurred in connection with a class action settlement involving the sale of our non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998, and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, we settled our claims against three liability carriers on a favorable basis, and settled our claims against a fourth liability insurance carrier on a favorable basis in 2004.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

We have guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $3.8 million and $4.6 million were outstanding at December 31, 2005 and 2004, respectively.

Certain of our subsidiaries have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, we have recourse to underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to us. These guarantees expire in 2009.

Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. We assess these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of our interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of our foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of our equity market risk management strategy. We also use credit default swaps as part of our credit risk management strategy.

By using derivative instruments, we are exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

generally indicates that the counterparty owes us and, therefore, creates a payment risk for us. When the fair value of a derivative contract is negative, we owe the counterparty and therefore we have no payment risk. We minimize the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by us. We also maintain a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, we have agreed to maintain financial strength or claims-paying ratings of S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by us would be dependent on the market value of the underlying derivative contract. In certain transactions, we and the counterparty have entered into a collateral support agreement requiring us to post collateral upon significant downgrade. We are required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa3. We also require for our own protection minimum rating standards for counterparty credit protection. We are required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. We do not believe the inclusion of termination or collateralization events pose any material threat to our liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. We manage the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

Our derivative instruments are monitored by our risk management committee as part of that committee's oversight of our derivative activities. Our derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into our overall risk management strategies.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                   Assets (Liabilities)
                                                                   -------------------
                                              Notional or Contract  Carrying Value/
                                                   Amounts            Fair Value
                                              -------------------- -------------------
                                                2005       2004      2005       2004
                                               --------  --------   -------   -------
                                                         (in millions)
                                              ----------------------------------------
Interest rate derivative instruments:
Interest rate cap agreements................. $5,450.0   $4,000.0  $   4.8    $   3.8
Interest rate swap agreements................    462.5      445.5      9.0       28.9
                                               --------  --------   -------   -------
  Total interest rate derivative instruments.  5,912.5    4,445.5     13.8       32.7
                                               --------  --------   -------   -------
Foreign currency derivative instruments:
Foreign currency swaps.......................     57.7       41.8     (5.3)      (5.6)
Credit derivative instruments:
Credit default swaps.........................     20.0       13.0       --        0.1
Equity indexed derivative instruments:
Call options (based on LNC stock)............      1.3        1.3     16.6       15.0
Embedded derivatives per SFAS 133............       --         --   (267.8)    (340.8)
                                               --------  --------   -------   -------
  Total derivative instruments*.............. $5,991.5   $4,501.6  $(242.7)   $(298.6)
                                               ========  ========   =======   =======

--------
*Total derivative instruments for 2005 are composed of an asset of $41.4 million and liabilities of $5.9 million and $278.2 million on the Consolidated Balance Sheet in derivative investments, insurance policy and claim reserves and reinsurance related derivative liability, respectively. Total derivative instruments for 2004 are composed of assets of $52.7 and $0.7 million and a liability of $352.0 million on the Consolidated Balance Sheet in derivative instruments, insurance policy and claim reserves and reinsurance related derivative liability, respectively.

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)


A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                                Interest Rate    Interest Rate  Foreign Currency
                               Cap Agreements   Swap Agreements Swap Agreements
                              ----------------- --------------  ---------------
                                2005     2004    2005    2004    2005     2004
                              -------- -------- ------  ------  ------   -----
                                               (in millions)
                              -------------------------------------------------
 Balance at beginning-of-year $4,000.0 $2,550.0 $445.5  $422.3  $ 41.8   $17.9
 New contracts...............  1,450.0  1,450.0   37.0    50.5    30.0    26.0
 Terminations and maturities.       --       --  (20.0)  (27.3)  (14.1)   (2.1)
                              -------- -------- ------  ------  ------   -----
   Balance at end-of-year.... $5,450.0 $4,000.0 $462.5  $445.5  $ 57.7   $41.8
                              ======== ======== ======  ======  ======   =====

                                        Credit Default Call Options
                                            Swaps      (Based on LNC Stock)
                                        -------------  -------------------
                                         2005    2004   2005       2004
                                        ------  -----    -----     -----
                                               (in millions)
                                        ----------------------------------
           Balance at beginning-of-year $ 13.0  $ 8.0  $ 1.3      $ 1.5
           New contracts...............   20.0   10.0    0.2        0.2
           Terminations and maturities.  (13.0)  (5.0)  (0.2)      (0.4)
                                        ------  -----    -----     -----
             Balance at end-of-year.... $ 20.0  $13.0  $ 1.3      $ 1.3
                                        ======  =====    =====     =====

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2005 and 2004, we had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. We did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. For the years ended
December 31, 2005, 2004 and 2003, we recognized after tax after-DAC net losses of $0, $7.4 million and $1.6 million, respectively, in net income as a component of realized investment gains and losses. These losses relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the years ended December 31, 2005, 2004 and 2003, we recognized after-tax after-DAC losses of $6.4 million, $10.3 million and $7.6 million, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements.
We use interest rate swap agreements to hedge our exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. We are required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

We also use interest rate swap agreements to hedge our exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2005, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps.
We use foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2006 through 2015.

Call Options on LNC Stock.
We use call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to our agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. Our call option positions will be maintained until such time the SARs are either exercised or expire and our SAR liabilities are extinguished. The SARs expire five years from the date of grant.

All Other Derivative Instruments

We use various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by us for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the Consolidated Statements of Income except where otherwise noted below).

Interest Rate Swap Agreements.
We used a forward starting interest rate swap agreement to hedge our exposure to the forecasted sale of mortgage loans. We were required to pay the counterparty a predetermined fixed stream of payments, and in turn, received payments based on a floating rate from the counterparty. The net receipts/payments from these interest rate swaps were recorded in realized gain
(loss) on investments and derivative instruments. As of December 31, 2005, there were no forward starting interest rate swap agreements.

Interest Rate Cap Agreements.
The interest rate cap agreements, which expire in 2006 through 2010, entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of our interest rate cap agreement program is to provide a level of protection for our annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under SFAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under SFAS 133.

Swaptions.
Swaptions entitled us to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of our swaption program was to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provided an economic hedge of the annuity line of business. However, the swaptions were not linked to specific assets and liabilities on the balance sheet that met the significantly increased level of specificity required under SFAS 133. Therefore, the swaptions did not qualify for hedge accounting under SFAS 133. At December 31, 2005, there were no outstanding swaptions.

Credit Default Swaps.
We have purchased credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows us to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. We have no currently qualified credit default swaps for hedge accounting under SFAS 133 as amounts are insignificant. As of December 31, 2005, we had no outstanding purchased credit default swaps.

We also sell credit default swaps to offer credit protection to investors. The credit default swaps hedge the investor against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows the investor to put the bond back to us at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or restructuring. As of December 31, 2005, we had credit swaps with a notional amount of $20 million, which expire in 2010.

Call Options on LNC Stock.
As discussed previously in the Cash Flow Hedges section above, we use call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to our agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under SFAS 133. Mark to market changes are recorded in net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Deferred Compensation Plan.
We have certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked to market through net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Modified Coinsurance Agreements with Funds Withheld Arrangements.
We are involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivative, as well as the gains or losses on trading securities supporting these arrangements, flows through net income.

Derivative Instrument Embedded in Variable Annuity Products.
We have certain variable annuity products with a GMWB feature that is an embedded derivative. The change in fair value

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

of the embedded derivatives flows through net income through the benefits line in the Consolidated Statements of Income.

Derivative Instruments Embedded in Available-for-Sale Securities.
We own various debt securities that (a) contain call options to exchange the debt security for other specified securities of the borrower, usually common stock, or (b) contain call options to receive the return on equity-like indexes. The change in fair value of the embedded derivatives flows through net income. These embedded derivatives have not been qualified for hedge accounting treatment under SFAS 133.

We have used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, derivative types that were not outstanding from January 1, 2004 through December 31, 2005 are not discussed in this disclosure.

Additional Derivative Information.
Income other than realized gains and losses for the agreements and contracts described above amounted to $13.8 million, $26.0 million and $22.9 million in 2005, 2004 and 2003, respectively. The decrease in income from 2004 to 2005 was primarily because of decreased income on interest rate swaps.

We are exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, we do not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. At December 31, 2005, the exposure was $26.7 million.

--------------------------------------------------------------------------------
9. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of our financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Fixed Maturity and Equity Securities -- Available-for- Sale and Trading Securities.

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.

The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.

The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.

We employ several different methods for determining the fair value of our derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices; 2) industry standard models that are commercially available; and 3) broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to determine the derivatives' current fair market value.

Other Investments, and Cash and Invested Cash.

The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.

The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The Lincoln National Life Insurance Company

9. Fair Value of Financial Instruments (continued)


The remainder of the balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts, nor have we determined the fair value of such contracts. It is our position that not disclosing the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about our shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. We and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term and Long-term Debt.

Fair values for long-term debt issues are estimated using discounted cash flow analysis based on our current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the carrying value approximates fair value.

Guarantees.

Our guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to mortgage loan pass-through certificates is insignificant.

Investment Commitments.

Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.

Assets held in separate accounts are reported at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of our financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               -------------- ----------  -------------- ----------
                                                                          2005                       2004
                                                               -------------------------  -------------------------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
Securities available-for-sale
  Fixed maturities............................................   $ 32,244.7   $ 32,244.7    $ 33,331.5   $ 33,331.5
  Equity......................................................        101.4        101.4         113.7        113.7
Trading securities............................................      2,984.5      2,984.5       2,942.5      2,942.5
Mortgage loans on real estate.................................      3,661.6      3,858.9       3,855.1      4,144.4
Policy loans..................................................      1,857.8      2,003.3       1,864.7      2,020.7
Derivatives Instruments*......................................       (242.7)      (242.7)       (298.6)      (298.6)
Other investments.............................................        423.2        423.2         369.1        369.1
Cash and invested cash........................................      1,961.6      1,961.6       1,237.7      1,237.7
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.    (21,270.0)   (21,273.2)    (21,703.9)   (21,758.4)
  Remaining guaranteed interest and similar contracts.........        (13.2)       (13.2)        (45.2)       (46.7)
Short-term debt...............................................        (33.9)       (33.9)        (32.1)       (32.1)
Long-term debt................................................     (1,250.0)    (1,324.3)     (1,297.2)    (1,254.7)
Guarantees....................................................           --           --            --           --
Investment commitments........................................           --           --            --          0.3

--------
*Total derivative instruments for 2005 are composed of an asset of $41.4 million in derivative investments, a $5.9 million liability in insurance policy and claim reserves and a liability of $278.2 million recorded in reinsurance related derivative liability. Total derivative instruments for 2004 are composed of an asset of $53.4 million and a liability of $352.0 million in derivative instruments and reinsurance related derivative liability, respectively.

As of December 31, 2005 and 2004, the carrying value of the deposit contracts and certain guaranteed contracts is net of DAC of $383.2 million and $434.4 million, respectively, excluding adjustments for DAC applicable to changes in fair value of securities. The carrying values of these contracts are stated net of DAC so that they are comparable with the fair value basis.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
10. Segment Information


We have two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through our wholesaling unit, LFD, as well as our retail unit, LFA. In addition, Lincoln Retirement has alliances with a variety of unrelated companies where we provide the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, and additional offices in Fort Wayne, Indiana and Schaumberg, Illinois, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers universal life, variable universal life, interest-sensitive whole life, corporate owned life insurance, linked-benefit life (a universal life product with a long-term care benefit) and term life insurance. The Life Insurance segment's products are primarily distributed through LFD and LFA.

We report operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt, unallocated overhead expenses, and the operations of LFA and LFD) in Other Operations. The gain resulting from the 2001 indemnity reinsurance transaction with Swiss Re for acquisition of our reinsurance business was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain are reported within our Other Operations.

Financial data by segment for 2003 through 2005 is as follows:

                                         2005      2004      2003
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
           Revenue:
           Segment Operating
            Revenue:
             Lincoln Retirement....... $2,138.4  $2,064.1  $1,963.9
             Life Insurance...........  1,923.2   1,937.0   1,905.4
             Other Operations.........  1,144.8     929.5     728.1
             Consolidating
              adjustments.............   (532.4)   (360.3)   (251.3)
             Net realized investment
              results/(1)/............    (16.3)    (45.1)    330.8
             Reserve development net
              of related amortization
              on business sold
              through reinsurance.....      1.3       1.3       3.6
                                       --------  --------  --------
               Total..................  4,659.0   4,526.5   4,680.5
                                       --------  --------  --------
           Net Income:
           Segment Operating Income:
             Lincoln Retirement.......    419.7     370.2     324.3
             Life Insurance...........    277.6     275.2     264.2
             Other Operations.........    (24.7)    (22.3)    (77.7)
             Other Items/(2)/.........    (19.3)    (11.9)    (29.6)
             Net realized investment
              results/(3)/............    (10.6)    (29.4)    215.4
             Reserve development net
              of related amortization
              on business sold
              through reinsurance.....      0.9       0.9     (18.5)
                                       --------  --------  --------
             Income before cumulative
              effect of accounting
              change..................    643.6     582.7     678.1
             Cumulative effect of
              accounting change.......       --     (25.6)   (236.6)
                                       --------  --------  --------
           Net Income................. $  643.6  $  557.1  $  441.5
                                       ========  ========  ========

                                              2005        2004
                                           ----------  ----------
                                                (in millions)
                                           ----------------------
              Assets:
                Lincoln Retirement........ $ 74,777.5  $ 68,280.5
                Life Insurance............   23,901.3    22,803.8
                Other Operations..........   15,306.7    14,224.7
                Consolidating adjustments.       (3.8)       (1.3)
                                           ----------  ----------
              Total....................... $113,981.7  $105,307.7
                                           ==========  ==========

--------
/(1)/Includes realized losses on investments of $20.4 million, $46.7 million and $13.6 million for 2005, 2004 and 2003, respectively; realized gains (losses) on derivative instruments of $(0.6) million, $(11.5) million and $(2.5) million for 2005, 2004 and 2003, respectively; gain on transfer of securities from available-for-sale to trading of $342.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $4.7 million, $(1.0) million and $4.0 million in 2005, 2004 and 2003, respectively; and gain (loss) on sale of subsidiaries/businesses of $14.1 million for 2004.

The Lincoln National Life Insurance Company

10. Segment Information (continued)

/(2)/Represents restructuring charges.
/(3)/Includes realized losses on investments of $13.2 million, $21.4 million and $8.5 million for 2005, 2004 and 2003, respectively; realized gains (losses) on derivative instruments of $(0.4) million, $(7.4) million and $(1.6) million for 2005, 2004 and 2003, respectively; gain on transfer of securities from available-for-sale to trading of $222.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $3.0 million, $(0.6) million and $2.6 million for 2005, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
11. Shareholder's Equity


All of the 10 million authorized, issues and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                   2005       2004
                                                ---------  ---------
                                                    (in millions)
                                                --------------------
          Fair value of securities
           available-for-sale.................. $32,346.1  $33,445.2
          Cost of securities available-for-sale  31,361.9   31,616.0
                                                ---------  ---------
          Unrealized gain......................     984.2    1,829.2
          Adjustments to deferred acquisition
           costs...............................    (265.9)    (571.6)
          Amounts required to satisfy
           policyholder commitments............     (30.9)     (53.7)
          Foreign currency exchange rate
           adjustment..........................      15.6       17.4
          Deferred income taxes................    (251.3)    (440.1)
                                                ---------  ---------
          Net unrealized gain on securities
           available-for-sale.................. $   451.7  $   781.2
                                                =========  =========

Adjustments to DAC and amounts required to satisfy policyholder commitments are netted against the DAC asset line and included within the insurance policy and claim reserve line on the Consolidated Balance Sheets, respectively.

Details underlying the change in net unrealized gain (loss) on securities available-for-sale, net of reclassification adjustment shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                                 2005    2004   2003
                                               -------  ------ ------
                                                   (in millions)
                                               ----------------------
           Unrealized gains (losses) on
            securities available-for-sale
            arising during the year........... $(478.7) $116.3 $746.8
           Less:
             Reclassification adjustment for
              gains on disposals of prior
              year inventory included in
              net income/ (1)/................    39.4    81.7  205.7
             Federal income tax expense
              (benefit) on
              reclassification................  (188.7)   11.4   23.4
             Transfer from available-for-sale
              to trading securities...........      --      --  342.9
             Federal income tax expense on
              transfer........................      --      --  119.9
                                               -------  ------ ------
           Net change in unrealized gain on
            securities available-for-sale, net
            of reclassifications and federal
            income tax expense................ $(329.4) $ 23.2 $ 54.9
                                               =======  ====== ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to DAC and amounts required to satisfy policyholder commitments.

The net unrealized gain (loss) on derivative instruments component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity is net of Federal income tax expense (benefit) of $4.6 million, $2.9 million, $(3.9) million for 2005, 2004, 2003 respectively, and net of adjustments to DAC of $(7.3) million, $(7.9) million, $(4.5) million for 2005, 2004, 2003 respectively.


--------------------------------------------------------------------------------
12. Restructuring Charges


The following provides details on our restructuring charges. All restructuring charges recorded by us are included in underwriting, acquisition, insurance and other expenses on the Consolidated Statements of Income in the year incurred.

2005 Restructuring Plan
During May 2005, LFA implemented a restructuring plan to realign its field management and financial planning support areas. Total pre-tax restructuring charges incurred during 2005 were $6.9 million. These charges, which are included in Other Operations, included employee severance and termination benefits of $4.1 million and rent on abandoned office space of $2.8 million. The remaining reserves totaled $2.7 million at December 31, 2005. The plan is expected to be completed by the third quarter of 2006, except for lease payments on vacated space which run through 2008.

The Lincoln National Life Insurance Company

12. Restructuring Charges (continued)


2003 Restructuring Plans
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, we announced that we were combining our retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. In August 2003, we announced additional realignment activities. The following table provides information about the 2003 restructuring plans.

                                                                         Life Insurance Fixed Annuity  Realignment
                                                                          Realignment   Consolidation  June/August
                                                                            Jan 2003      Feb 2003        2003      Total
                                                                         -------------- ------------- ------------  ------
                                                                                           (in millions)
                                                                         -------------------------------------------------
Total charges, net of reversals.........................................  $       25.8  $        4.8  $       84.6  $115.2
                                                                          ------------  ------------  ------------  ------
Amounts incurred through 2004...........................................
  Employee severance and termination benefits...........................  $        7.0  $        1.9  $       28.8  $ 37.7
  Write-off of impaired assets..........................................           1.9            --           2.6     4.5
  Other costs:
    Rent on abandoned office space......................................           6.1           2.2           5.0    13.3
    Other...............................................................           7.4           0.2           1.9     9.5
                                                                          ------------  ------------  ------------  ------
Total Restructuring Charges through 2004 (pre-tax)......................          22.4           4.3          38.3    65.0
Amounts expended through 2004...........................................          21.6           3.9          34.3    59.8
Amounts reversed through 2004...........................................            --            --           1.4     1.4
                                                                          ------------  ------------  ------------  ------
Restructuring reserve at December 31, 2004..............................  $        0.8  $        0.4  $        2.6  $  3.8
                                                                          ------------  ------------  ------------  ------
Amounts incurred in 2005................................................
  Employee severance and termination benefits...........................  $         --  $         --  $        1.6  $  1.6
  Write-off of impaired assets..........................................            --            --          16.5    16.5
  Other costs:
    Rent on abandoned office space......................................            --            --           1.2     1.2
    Other...............................................................           1.4            --           2.1     3.5
                                                                          ------------  ------------  ------------  ------
Total 2005 Restructuring Charges (pre-tax)..............................           1.4            --          21.4    22.8
Amounts expended in 2005................................................           1.4            --          23.3    24.7
                                                                          ------------  ------------  ------------  ------
Restructuring reserve at December 31, 2005..............................  $        0.8  $        0.4  $        0.7  $  1.9
                                                                          ------------  ------------  ------------  ------
Additional amounts expended that do not qualify as restructuring charges
 through 2004...........................................................  $        2.0  $        0.5  $       19.7  $ 22.2
Additional amounts expended that do not qualify as restructuring charges
 for the year ended December 31, 2005...................................  $         --  $         --  $        6.6  $  6.6
Total annual expense savings realized through 2005 (pre-tax)............  $       20.0  $        6.4  $       87.0  $113.4
Expected completion date................................................   4th Quarter   4th Quarter   4th Quarter
                                                                                  2005*         2005*         2005*

--------
*All realignment activities were completed as of December 31, 2005. The remaining reserves primarily relate to future lease payments on exited properties, which will run through 2008.

Pre-tax restructuring charges for the June/August realignment activities for 2005 by segment were as follows: Retirement ($17.4 million), Life Insurance ($3.3 million), and Other Operations ($0.7 million).

Pre-tax restructuring charges, net of amounts reversed in 2004, for the June/August realignment activities for the year ended December 31, 2004 were reported in the following segments: Retirement ($6.2 million), Life Insurance ($0.6 million), and Other Operations ($6.5 million).

Pre-tax restructuring charges for the June/August realignment activities for the year ended December 31, 2003 were reported in the following segments:
Retirement ($16.0 million), Life Insurance ($1.7 million) and Other Operations ($5.9 million).

The Lincoln National Life Insurance Company

13. Transactions with Affiliates


Cash and short-term investments at December 31, 2005 and 2004 include our participation in a cash management agreement with LNC of $226.6 million and $166.7 million, respectively. Related investment income was $6.0 million,
3.3 million and $3.3 million in 2005, 2004 and 2003, respectively. Short-term debt represents notes payable to LNC of $33.9 million and $32.1 million at December 31, 2005 and 2004, respectively. Total interest expense for this short-term debt was $1.3 million, $0.8 million and $1.3 million in 2005, 2004 and 2003, respectively. As shown in Note 5, LNC supplied funding to us totaling $1.250 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2005, 2004 and 2003.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, we received fees of $40.8 million, $32.5 million, and $17.7 million from DMH for transfer pricing in 2005, 2004, and 2003.

We paid fees of $72.2 million, $79.2 million and $76.2 million to DMH for investment management services in 2005, 2004 and 2003, respectively.

We provide services to and receive services from affiliated companies plus we receive an allocation of corporate overhead from LNC. This allocation is based on a calculation that utilizes income and equity of the business units. These activities with affiliated companies resulted in net payments of $121.9 million, $101.3 million and $107.0 million in 2005, 2004 and 2003, respectively.

We cede and accept reinsurance from affiliated companies. Prior to the third quarter of 2003, no new reinsurance transactions had been executed between our affiliates and us since the sale of the reinsurance operations to Swiss Re. Those reinsurance deals between our affiliates and us that were in place at the time of the sale continue to be in place as of December 31, 2004. As discussed in Note 6, we entered into a reinsurance arrangement in July 2003 with LNR Barbados to cede certain Guaranteed Benefit risks (including certain GMDB and all GMWB benefits) to LNR Barbados. This treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. During the fourth quarter of 2003, we entered into an additional arrangement with LNR Barbados relating to certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines. During the fourth quarter of 2004, Lincoln Life of New York entered into a similar arrangement with LNR Barbados for its UL policies subject to the recent actuarial guidelines. As of December 31, 2005, 2004 and 2003, all of these transactions are between us and LNR Barbados and us and Lincoln Assurance Limited, an affiliated life insurance company. Premiums in the accompanying Consolidated Statements of Income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                              2005   2004  2003
                                             ------ ------ -----
                                                (in millions)
                                             -------------------
                Insurance assumed........... $   -- $   -- $  --
                Insurance ceded.............  219.0  115.9  64.7
                                             ------ ------ -----
                Net reinsurance premiums and
                 fees....................... $219.0 $115.9 $64.7
                                             ====== ====== =====

The Consolidated Balance Sheets include reinsurance balances with affiliated companies as follows:

                                                       2005    2004
                                                     -------- ------
                                                      (in millions)
                                                     ---------------
           Future policy benefits and claims
            assumed................................. $    2.9 $  4.3
           Future policy benefits and claims
            ceded...................................  1,052.4  965.8
           Amounts recoverable from reinsurers on
            paid and unpaid losses..................     15.9    6.8
           Reinsurance payable on paid losses.......      3.5    1.7
           Funds held under reinsurance treaties-net
            liability...............................    718.5  721.9

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary on letters of credit aggregating $750.7 million and $464.0 million at December 31, 2005 and 2004, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement, and are guaranteed by LNC.

--------------------------------------------------------------------------------
14. Subsequent Event

On April 4, 2006, LNC completed its merger with Jefferson-Pilot Corporation. After the merger, LNC offers fixed and variable universal life, fixed and equity indexed annuities, variable annuities, 401(k) and 403(b) offerings, and group life, disability and dental insurance products. The Company also operates television and radio stations.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company ("Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 2 to the consolidated financial statements, in 2004 the Company changed its method of accounting for certain non-traditional long-duration contracts and for separate accounts. Also, as discussed in Note 2 to the consolidated financial statements, in 2003 the Company changed its method of accounting for certain reinsurance arrangements.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 24, 2006

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2005
     Statement of Operations - Year ended December 31, 2005
     Statements of Changes in Net Assets - Years ended December 31, 2005 and
        2004
     Notes to Financial Statements - December 31, 2005
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2005 and 2004 Consolidated Statements of Income - Years ended December 31, 2005, 2004, and 2003
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
        2005, 2004, and 2003
     Consolidated Statements of Cash Flows - Years ended December 31, 2005,
        2004, and 2003
     Notes to Consolidated Financial Statements - December 31, 2005
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

(2) Not Applicable.

(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (d) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (f) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (g) ChoicePlus Selling Agreement with Affiliates (11/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

(4)(a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (b) ChoicePlus Settlement Contract Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (c) ChoicePlus Form of Income Contract Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (d) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-40937) filed on April 29, 1999.

   (e) ChoicePlus Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (f) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (g) ChoicePlus IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (h) ChoicePlus Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (i) ChoicePlus Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (j) ChoicePlus Contract Amendment (Definitions) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (k) ChoicePlus Contract Amendment (Death Benefit) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 1, 2000.

   (l) ChoicePlus Contract Amendment (CRT) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (m) ChoicePlus Contract Amendment (AG) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (n) ChoicePlus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (o) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (p) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (q) ChoicePlus II Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (r) ChoicePlus II Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (s) ChoicePlus II Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (t) ChoicePlus II 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (u) ChoicePlus II Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (v) ChoicePlus II 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

   (x) Accumulation Benefit Enhancement (ABE) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (y) Estate Enhancement Benefit Rider w/5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (z) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

   (aa) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (bb) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (cc) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (dd) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ee) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ff) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (gg) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (hh) Variable Annuity Income Rider (I4LA-NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ii) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (jj) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (kk) 32793 GMWB Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ll) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (mm) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (nn) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (oo) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (pp) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (qq) GOP prorate incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (rr) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (ss) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (tt) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

   (uu) (Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

   (vv) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

   (ww) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (xx) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (yy) Variable Annuity Income Rider (i4LA-NQ PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (zz) Variable Annuity Income Rider (i4LA-Q PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (aaa) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(5)(a) ChoicePlus Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

   (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (c) ChoicePlus Assurance (B Share) Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Not Applicable.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (ii) Scudder Investment VIT Funds incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (iv) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (ix) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

     (xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-40937) filed on April 19, 2005.

   (b) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A, Post-Effective Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

     (i) Amendment to Service Agreement between Delaware Management Holdings Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

(9)(a) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-40937) filed on June 15, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed April 24, 2003.

(10) Consent of Independent Registered Public Accounting Firm

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) Not Applicable

(15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-92298) filed on January 27, 2006.

(16) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Frederick J. Crawford**       Chief Financial Officer and Director
Jude T. Driscoll****          Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis Glass**                President and Director
Barbara Kowalczyk**           Director
See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Michael S. Smith*             Senior Vice President, Chief Risk Officer and Director
Rise' C.M. Taylor*            Treasurer and Vice President
C. Suzanne Womack**           Secretary and Second Vice President

         * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
        ** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
       *** Principal business address is 350 Church Street, Hartford, CT 06103 **** Principal business address is One Commerce Square, 2005 Market
   Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2006 there were 64,788 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Life currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

     (b) See Item 25.

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
    (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 7th day of April, 2006.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus, Lincoln ChoicePlus II, and
      Lincoln ChoicePlus Assurance (B Share)
      By:   /s/ Heather Dzielak
            ------------------------------------
            Heather Dzielak
            Vice President, The Lincoln National Life Insurance Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Rise' C.M. Taylor
            ------------------------------------
            Rise' C.M. Taylor
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 7, 2006.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Chief Financial Officer and Director (Principal Financial
------------------------------   Officer/Principal Accounting Officer)
Frederick J. Crawford
*                                Director
------------------------------
Michael S. Smith
*                                Director
------------------------------
Jude T. Driscoll
*                                Director
------------------------------
Barbara S. Kowalczyk
*                                Director
------------------------------
See Yeng Quek

*By:/s/ Heather Dzielak          Pursuant to a Power of Attorney
 ---------------------------
  Heather Dzielak